JEFFERSON

NATIONAL LIFE OF

NEW YORK

ANNUITY ACCOUNT

Annual Report

To

Contract Owners

December 31, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company of New York and Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

‘Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)1

ProFunds - ProFund Access VP High Yield (PROAHY)1

ProFunds - ProFund VP Biotechnology (PROBIO)1

ProFunds - ProFund VP Bull (PROBL)1

ProFunds - ProFund VP Materials (PROBM)1

ProFunds - ProFund VP Banks (PROBNK)1

ProFunds - ProFund VP Consumer Staples (PROCG)1

ProFunds - ProFund VP Consumer Discretionary (PROCS)1

ProFunds - ProFund VP Emerging Markets (PROEM)1

ProFunds - ProFund VP Financials (PROFIN)1

ProFunds - ProFund VP U.S. Government Plus (PROGVP)1

ProFunds - ProFund VP Health Care (PROHC)1

ProFunds - ProFund VP Industrials (PROIND)1

ProFunds - ProFund VP International (PROINT)1

ProFunds - ProFund VP Japan (PROJP)1

ProFunds - ProFund VP Large-Cap Growth (PROLCG)1

ProFunds - ProFund VP Large-Cap Value (PROLCV)1

ProFunds - ProFund VP Mid-Cap (PROMC)1

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)1

ProFunds - ProFund VP Mid-Cap Value (PROMCV)1

ProFunds - ProFund VP Nasdaq-100 (PRON)1

ProFunds - ProFund VP Internet (PRONET)1

ProFunds - ProFund VP Energy (PROOG)1

ProFunds - ProFund VP Precious Metals (PROPM)1

ProFunds - ProFund VP Real Estate (PRORE)1

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)1

ProFunds - ProFund VP Small-Cap (PROSC)1

ProFunds - ProFund VP Small-Cap Growth (PROSCG)1

ProFunds - ProFund VP Semiconductor (PROSCN)1

ProFunds - ProFund VP Small-Cap Value (PROSCV)1

ProFunds - ProFund VP Short Emerging Markets (PROSEM)1

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)1

ProFunds - ProFund VP Technology (PROTEC)1

ProFunds - ProFund VP Communication Services (PROTEL)1

ProFunds - ProFund VP UltraBull (PROUB)1

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)1

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)1

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)1

ProFunds - ProFund VP Utilities (PROUTL)1

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 4, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 2, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 18, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from September 15, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from October 26, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period December 9, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity		Accumulation Units		Contracts in Payout		Contract Owners’ Equity
ABTGB	2,610	$	84,634	$	85,623	$	-	$	85,623	$	-	$	85,623	$	85,623	$	-	$	85,623
ALVGIA	15,084		441,021		477,868		-		477,868		-		477,868		477,868		-		477,868
ALVIVB	3,308		45,413		49,819		-		49,819		-		49,819		49,819		-		49,819
ALVSVB	3,227		50,619		58,147		-		58,147		-		58,147		58,147		-		58,147
APTGBS	40,064		993,845		1,065,714		-		1,065,714		-		1,065,714		1,065,714		-		1,065,714
ALCAI2	11,247		1,125,185		1,303,228		1		1,303,229		-		1,303,229		1,303,229		-		1,303,229
ALCGI2	344		25,839		30,687		-		30,687		-		30,687		30,687		-		30,687
ALMGI2	8,878		174,617		181,106		-		181,106		-		181,106		181,106		-		181,106
SVOF	3,849		98,894		103,375		-		103,375		-		103,375		103,375		-		103,375
AAEIP3	10,657		144,230		152,186		-		152,186		-		152,186		152,186		-		152,186
AAGEA2	49,214		776,066		756,917		-		756,917		-		756,917		756,917		-		756,917
ABEAA2	94,297		1,003,940		1,051,412		-		1,051,412		-		1,051,412		1,051,412		-		1,051,412
ACEAA2	70,012		701,307		714,118		1		714,119		-		714,119		714,119		-		714,119
AGEAA2	107,203		1,209,342		1,323,955		-		1,323,955		-		1,323,955		1,323,955		-		1,323,955
AUGEA2	78,735		821,102		814,124		-		814,124		-		814,124		814,124		-		814,124
AMVAA4	154,716		3,817,642		3,931,333		-		3,931,333		-		3,931,333		3,931,333		-		3,931,333
AMVBC4	61,183		803,994		999,733		1		999,734		-		999,734		999,734		-		999,734
AMVBD4	224,594		2,105,043		2,037,068		-		2,037,068		1		2,037,067		2,037,067		-		2,037,067
AMVCB4	126,839		1,462,006		1,567,732		-		1,567,732		-		1,567,732		1,567,732		-		1,567,732
AMVGB4	29,769		326,959		278,934		-		278,934		-		278,934		278,934		-		278,934
AMVGG4	18,694		653,498		671,660		-		671,660		-		671,660		671,660		-		671,660
AMVGI4	28,649		1,638,522		1,923,520		-		1,923,520		-		1,923,520		1,923,520		-		1,923,520
AMVGR4	16,283		1,509,934		1,992,710		-		1,992,710		-		1,992,710		1,992,710		-		1,992,710
AMVGS4	14,310		250,646		243,416		-		243,416		-		243,416		243,416		-		243,416
AMVGW4	22,865		307,141		344,798		-		344,798		-		344,798		344,798		-		344,798
AMVHI4	162,356		1,631,014		1,634,921		1		1,634,922		-		1,634,922		1,634,922		-		1,634,922
AMVI4	23,146		451,058		404,123		-		404,123		-		404,123		404,123		-		404,123
AMVIG4	91,782		1,028,737		893,958		-		893,958		-		893,958		893,958		-		893,958
AMVM4	7,723		70,032		68,426		-		68,426		-		68,426		68,426		-		68,426
AMVNW4	130,195		3,409,879		3,398,087		-		3,398,087		1		3,398,086		3,398,086		-		3,398,086
AMVUA4	81,368		796,009		768,110		-		768,110		-		768,110		768,110		-		768,110
AVPAP2	28,568		356,681		365,101		-		365,101		-		365,101		365,101		-		365,101
AVRBP2	16,927		187,178		197,874		-		197,874		-		197,874		197,874		-		197,874
PIHYB2	109,968		919,618		923,734		1		923,735		-		923,735		923,735		-		923,735
PIVB2	24,924		259,873		234,034		-		234,034		-		234,034		234,034		-		234,034
PIVEI2	1,854		26,061		24,690		-		24,690		-		24,690		24,690		-		24,690
PIVF2	28,863		465,391		542,629		-		542,629		-		542,629		542,629		-		542,629

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PIVMV2	9,545	104,373	107,478	-	107,478	-	107,478	107,478	-	107,478
PIVSI2	59,360	591,551	524,149	-	524,149	-	524,149	524,149	-	524,149
BRVED3	14,969	168,194	157,479	-	157,479	-	157,479	157,479	-	157,479
BRVHY3	111,430	741,559	768,865	4,057	772,922	-	772,922	772,922	-	772,922
BRVTR3	73,592	753,257	721,206	2,433	723,639	-	723,639	723,639	-	723,639
BVLCC3	8,735	191,543	217,595	-	217,595	-	217,595	217,595	-	217,595
BVLCV3	642	6,410	6,087	-	6,087	-	6,087	6,087	-	6,087
BVLFG3	35,814	739,221	800,442	2	800,444	-	800,444	800,444	-	800,444
MLVGA3	94,843	1,339,269	1,222,520	1	1,222,521	-	1,222,521	1,222,521	-	1,222,521
DSIF	9,223	698,956	735,632	-	735,632	-	735,632	735,632	-	735,632
DSRG	7,553	354,694	419,276	-	419,276	1	419,275	419,275	-	419,275
DVSCS	141,385	2,576,727	2,741,451	-	2,741,451	1	2,741,450	2,741,450	-	2,741,450
CVN1IF	1,929	317,190	313,406	-	313,406	-	313,406	313,406	-	313,406
CVSBF	342,975	891,162	926,031	1	926,032	-	926,032	926,032	-	926,032
CLVGT2	77,760	2,056,534	2,197,506	-	2,197,506	-	2,197,506	2,197,506	-	2,197,506
CLVLV1	7,156	246,586	312,634	-	312,634	1	312,633	312,633	-	312,633
CLVSI2	111,113	396,649	405,563	-	405,563	-	405,563	405,563	-	405,563
CLVSV1	3,114	108,695	122,455	-	122,455	-	122,455	122,455	-	122,455
CSCRS	2,991	54,129	53,776	-	53,776	-	53,776	53,776	-	53,776
DWVSVS	15,258	620,019	614,125	-	614,125	1	614,124	614,124	-	614,124
DFVEA	651,706	9,609,624	10,336,054	-	10,336,054	-	10,336,054	10,336,054	-	10,336,054
DFVGB	373,817	3,828,154	3,640,982	2	3,640,984	-	3,640,984	3,640,984	-	3,640,984
DFVGMI	316,359	4,667,967	5,172,476	-	5,172,476	1	5,172,475	5,172,475	-	5,172,475
DFVIS	216,819	2,651,200	2,512,937	1	2,512,938	-	2,512,938	2,512,938	-	2,512,938
DFVIV	306,984	4,167,439	4,190,335	-	4,190,335	1	4,190,334	4,190,334	-	4,190,334
DFVSTF	486,471	4,915,934	4,898,759	-	4,898,759	1	4,898,758	4,898,758	-	4,898,758
DFVULV	158,393	5,042,621	5,155,696	1	5,155,697	-	5,155,697	5,155,697	-	5,155,697
DFVUTV	242,984	5,434,434	5,484,152	1	5,484,153	-	5,484,153	5,484,153	-	5,484,153
ETVFR	240,070	2,038,414	2,066,999	-	2,066,999	-	2,066,999	2,066,999	-	2,066,999
FHIB	63,062	344,421	358,194	-	358,194	-	358,194	358,194	-	358,194
FVK2S	40,428	750,365	717,191	1	717,192	-	717,192	717,192	-	717,192
FVU2	114,166	1,086,356	1,163,355	-	1,163,355	-	1,163,355	1,163,355	-	1,163,355
FB2	61,543	1,260,505	1,457,959	-	1,457,959	1	1,457,958	1,457,958	-	1,457,958
FC2	70,723	3,520,436	3,925,101	-	3,925,101	-	3,925,101	3,925,101	-	3,925,101
FDSCS2	42,669	720,868	801,751	-	801,751	-	801,751	801,751	-	801,751
FEI2	20,460	512,462	521,726	1	521,727	-	521,727	521,727	-	521,727
FEMS2	1,741	20,424	19,968	-	19,968	-	19,968	19,968	-	19,968

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FG2	27,601	2,571,654	2,559,724	-	2,559,724	-	2,559,724	2,559,724	-	2,559,724
FGI2	11,929	343,483	351,084	-	351,084	1	351,083	351,083	-	351,083
FGO2	20,982	1,122,342	1,685,885	-	1,685,885	-	1,685,885	1,685,885	-	1,685,885
FHI2	19,420	86,065	86,808	-	86,808	1	86,807	86,807	-	86,807
FIGBP2	438,417	4,724,225	4,655,991	-	4,655,991	1	4,655,990	4,655,990	-	4,655,990
FMC2	20,797	762,102	737,860	-	737,860	-	737,860	737,860	-	737,860
FNRS2	19,856	500,586	496,986	-	496,986	-	496,986	496,986	-	496,986
FO2	16,717	449,109	420,432	1	420,433	-	420,433	420,433	-	420,433
FRESS2	11,579	194,518	199,970	2	199,972	-	199,972	199,972	-	199,972
FV2	25,303	464,050	468,358	-	468,358	-	468,358	468,358	-	468,358
FVFI2	13,201	154,326	144,950	-	144,950	-	144,950	144,950	-	144,950
FVFRHI	111,713	1,121,162	1,108,197	-	1,108,197	2	1,108,195	1,108,195	-	1,108,195
FVICA2	90,925	1,875,012	2,043,079	-	2,043,079	-	2,043,079	2,043,079	-	2,043,079
FVSIS2	204,922	2,208,766	2,166,028	-	2,166,028	-	2,166,028	2,166,028	-	2,166,028
FVSS2	54,260	907,257	853,512	-	853,512	-	853,512	853,512	-	853,512
FEOVF	40,607	988,703	950,612	-	950,612	-	950,612	950,612	-	950,612
FTVGI2	1,092	13,637	12,431	-	12,431	-	12,431	12,431	-	12,431
FTVGR2	5,289	65,535	64,902	-	64,902	-	64,902	64,902	-	64,902
FTVIS2	31,314	479,500	449,676	-	449,676	-	449,676	449,676	-	449,676
FTVMS2	896	13,793	14,693	-	14,693	-	14,693	14,693	-	14,693
FTVRD2	23,967	644,836	672,992	-	672,992	-	672,992	672,992	-	672,992
FTVSI2	90,050	826,939	805,945	-	805,945	1	805,944	805,944	-	805,944
FTVUG2	4,539	46,290	46,211	-	46,211	-	46,211	46,211	-	46,211
GVMSA	43,027	391,781	382,078	-	382,078	-	382,078	382,078	-	382,078
GVFRB	108,264	2,638,566	2,699,024	1	2,699,025	-	2,699,025	2,699,025	-	2,699,025
GVR2XS	379	66,419	61,127	-	61,127	-	61,127	61,127	-	61,127
GVTRBE	198,226	3,103,768	2,830,666	-	2,830,666	1	2,830,665	2,830,665	-	2,830,665
RBF	313	24,256	23,420	-	23,420	-	23,420	23,420	-	23,420
RBKF	261	31,822	30,318	-	30,318	-	30,318	30,318	-	30,318
RELF	1,495	382,065	350,349	-	350,349	-	350,349	350,349	-	350,349
RENF	-	16	15	-	15	-	15	15	-	15
RFSF	918	104,022	105,842	-	105,842	-	105,842	105,842	-	105,842
RHCF	343	27,755	27,155	-	27,155	-	27,155	27,155	-	27,155
RHYS	3,516	280,815	281,286	-	281,286	-	281,286	281,286	-	281,286
RJNF	64	6,601	7,371	-	7,371	-	7,371	7,371	-	7,371
RLF	51	5,656	6,418	-	6,418	-	6,418	6,418	-	6,418
RMED	860	194,012	203,573	1	203,574	-	203,574	203,574	-	203,574

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROF	19,195	1,408,579	1,651,911	1	1,651,912	-	1,651,912	1,651,912	-	1,651,912
RPMF	1,126	44,579	45,305	-	45,305	-	45,305	45,305	-	45,305
RREF	1,265	61,436	47,669	1	47,670	-	47,670	47,670	-	47,670
RTEC	1,284	268,186	273,216	-	273,216	-	273,216	273,216	-	273,216
RTRF	62	4,816	5,612	1	5,613	-	5,613	5,613	-	5,613
RUGB	25	476	455	-	455	-	455	455	-	455
RUTL	2,352	88,316	88,072	-	88,072	-	88,072	88,072	-	88,072
RVARS	1,772	47,020	42,061	-	42,061	-	42,061	42,061	-	42,061
RVCMD	208	18,621	18,460	-	18,460	-	18,460	18,460	-	18,460
RVF	2,319	426,437	430,760	-	430,760	2	430,758	430,758	-	430,758
RVLCG	3,036	126,618	169,497	-	169,497	-	169,497	169,497	-	169,497
RVLCV	5,456	270,193	329,976	-	329,976	-	329,976	329,976	-	329,976
RVMCG	14,408	576,470	550,383	-	550,383	-	550,383	550,383	-	550,383
RVMCV	596	29,689	30,136	-	30,136	-	30,136	30,136	-	30,136
RVMFU	4,342	77,251	71,813	-	71,813	-	71,813	71,813	-	71,813
RVSCG	1,022	46,186	54,021	-	54,021	-	54,021	54,021	-	54,021
RVSCV	469	30,714	39,802	-	39,802	-	39,802	39,802	-	39,802
RVSDL	179	9,061	9,553	-	9,553	-	9,553	9,553	-	9,553
ACC1	46,954	921,327	972,882	-	972,882	-	972,882	972,882	-	972,882
AVHY1	7,973	37,940	38,029	-	38,029	-	38,029	38,029	-	38,029
AVIE	3,432	121,129	115,026	-	115,026	-	115,026	115,026	-	115,026
IVBRA2	112,725	942,974	932,239	-	932,239	-	932,239	932,239	-	932,239
IVCPBI	604,346	3,614,780	3,444,773	-	3,444,773	-	3,444,773	3,444,773	-	3,444,773
IVDDI	15,961	421,062	413,059	-	413,059	-	413,059	413,059	-	413,059
IVGMMI	9,582,808	9,582,808	9,582,808	-	9,582,808	1	9,582,807	9,582,807	-	9,582,807
IVGS1	15,410	156,058	157,649	1	157,650	-	157,650	157,650	-	157,650
IVHS	5,883	172,842	158,771	-	158,771	1	158,770	158,770	-	158,770
IVKEI1	63,800	1,094,091	1,113,954	-	1,113,954	-	1,113,954	1,113,954	-	1,113,954
IVMCC2	9,774	94,052	104,488	-	104,488	2	104,486	104,486	-	104,486
IVRE	9,145	143,805	122,457	-	122,457	1	122,456	122,456	-	122,456
IVT	57,677	1,199,845	1,372,721	-	1,372,721	-	1,372,721	1,372,721	-	1,372,721
OVGIS	699	12,093	13,845	-	13,845	-	13,845	13,845	-	13,845
OVGSS	1,385	47,753	53,529	-	53,529	1	53,528	53,528	-	53,528
OVIGS	41,128	89,908	80,610	-	80,610	-	80,610	80,610	-	80,610
WRASP	48,877	450,993	454,070	-	454,070	-	454,070	454,070	-	454,070
WRBDP	544,255	2,811,979	2,530,785	-	2,530,785	-	2,530,785	2,530,785	-	2,530,785
WRBP	6,013	28,651	37,042	-	37,042	-	37,042	37,042	-	37,042

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRGNR	24,552	114,795	109,255	-	109,255	-	109,255	109,255	-	109,255
WRHIP	8,755	25,652	25,652	1	25,653	-	25,653	25,653	-	25,653
WRLTBP	75,276	349,855	353,800	-	353,800	1	353,799	353,799	-	353,799
WRMCG	70,089	705,046	695,982	-	695,982	-	695,982	695,982	-	695,982
WRSTP	4,426	109,139	128,764	-	128,764	1	128,763	128,763	-	128,763
WRVP	985	4,676	4,609	1	4,610	-	4,610	4,610	-	4,610
JABIN	73,649	3,232,747	3,772,287	-	3,772,287	-	3,772,287	3,772,287	-	3,772,287
JAEI	20,165	1,552,053	1,697,487	1	1,697,488	-	1,697,488	1,697,488	-	1,697,488
JAFBS	12,125	154,056	131,804	-	131,804	-	131,804	131,804	-	131,804
JAFRIN	30,970	1,599,434	1,777,057	-	1,777,057	-	1,777,057	1,777,057	-	1,777,057
JAGRIN	6,884	460,749	499,794	-	499,794	-	499,794	499,794	-	499,794
JAGSEI	131	1,357	1,510	-	1,510	-	1,510	1,510	-	1,510
JAIG	22,441	992,679	985,602	-	985,602	-	985,602	985,602	-	985,602
JARIN	8,432	417,110	500,833	-	500,833	1	500,832	500,832	-	500,832
JMCVIN	47,385	832,193	881,832	-	881,832	-	881,832	881,832	-	881,832
JHEVTN	132,818	1,298,678	1,247,165	-	1,247,165	-	1,247,165	1,247,165	-	1,247,165
LZREMS	5,017	108,355	108,613	-	108,613	-	108,613	108,613	-	108,613
LZRIES	12,669	113,107	117,952	-	117,952	-	117,952	117,952	-	117,952
LZRUSM	5,551	79,429	80,262	-	80,262	-	80,262	80,262	-	80,262
LPVCAI	1,839	33,355	26,681	-	26,681	2	26,679	26,679	-	26,679
LPVCII	10,726	225,064	227,390	-	227,390	-	227,390	227,390	-	227,390
LVCLGI	16,643	655,492	789,373	-	789,373	-	789,373	789,373	-	789,373
SBVHY	13,859	82,260	83,709	1	83,710	-	83,710	83,710	-	83,710
SBVSG2	46,285	1,190,723	1,178,874	-	1,178,874	1	1,178,873	1,178,873	-	1,178,873
LACB2	115,711	908,487	972,318	1	972,319	-	972,319	972,319	-	972,319
LACDV2	3,497	91,867	29,955	-	29,955	-	29,955	29,955	-	29,955
LACI2	49,645	532,792	530,405	-	530,405	-	530,405	530,405	-	530,405
LACIPS	20,954	192,472	192,023	-	192,023	-	192,023	192,023	-	192,023
LACLV2	1,020	18,531	19,179	-	19,179	-	19,179	19,179	-	19,179
LACU2	25,469	673,493	772,999	1	773,000	-	773,000	773,000	-	773,000
LACV2	351	4,123	4,293	-	4,293	-	4,293	4,293	-	4,293
LOVBD	38,821	415,935	403,742	-	403,742	-	403,742	403,742	-	403,742
LOVCDG	32,699	537,635	607,550	-	607,550	-	607,550	607,550	-	607,550
MEGSS	6,290	334,292	421,911	-	421,911	-	421,911	421,911	-	421,911
MNDSC	17,833	165,535	191,705	-	191,705	-	191,705	191,705	-	191,705
MVFSC	10,982	246,668	230,735	-	230,735	-	230,735	230,735	-	230,735
MVIGSC	21,170	311,293	328,563	-	328,563	-	328,563	328,563	-	328,563

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	43,725	527,572	491,036	-	491,036	-	491,036	491,036	-	491,036
DTRTFY	160,360	1,515,392	1,286,089	-	1,286,089	-	1,286,089	1,286,089	-	1,286,089
GEM2	3,279	35,008	35,347	-	35,347	-	35,347	35,347	-	35,347
GIG	21,827	253,798	254,723	-	254,723	-	254,723	254,723	-	254,723
GVEXD	1,312,942	11,805,196	15,006,923	-	15,006,923	-	15,006,923	15,006,923	-	15,006,923
GVIXY	200,695	2,011,478	2,115,330	-	2,115,330	-	2,115,330	2,115,330	-	2,115,330
MCIFD	117,717	2,371,605	2,380,244	-	2,380,244	1	2,380,243	2,380,243	-	2,380,243
MSBF	23,116	208,100	199,952	-	199,952	-	199,952	199,952	-	199,952
NVAMVX	1,631	26,615	28,859	-	28,859	-	28,859	28,859	-	28,859
NVBXD	123,501	1,157,180	1,115,213	-	1,115,213	-	1,115,213	1,115,213	-	1,115,213
NVFIY	4,471	42,134	41,173	-	41,173	-	41,173	41,173	-	41,173
NVGEY	9,779	158,007	169,083	-	169,083	-	169,083	169,083	-	169,083
NVLCPY	58,970	592,338	577,318	-	577,318	-	577,318	577,318	-	577,318
NVMIVX	9,784	100,423	112,618	-	112,618	-	112,618	112,618	-	112,618
NVMLG1	57,835	567,473	565,623	-	565,623	-	565,623	565,623	-	565,623
NVMMV1	14,216	112,049	114,868	-	114,868	-	114,868	114,868	-	114,868
NVSIXD	458,177	3,831,790	4,022,798	-	4,022,798	1	4,022,797	4,022,797	-	4,022,797
SAMY	15,728,035	15,728,034	15,728,035	-	15,728,035	2	15,728,033	15,728,033	-	15,728,033
TRF	12,512	280,514	287,774	-	287,774	-	287,774	287,774	-	287,774
AMCG	10,007	314,079	313,011	-	313,011	-	313,011	313,011	-	313,011
AMRI	380	6,668	6,263	-	6,263	-	6,263	6,263	-	6,263
AMTB	43,246	415,434	417,753	-	417,753	1	417,752	417,752	-	417,752
NALG	6,977	164,520	170,660	1	170,661	-	170,661	170,661	-	170,661
NAMG	920	48,083	48,092	1	48,093	-	48,093	48,093	-	48,093
NASCV	10,008	439,543	443,346	-	443,346	-	443,346	443,346	-	443,346
NOTBBA	969	7,635	7,255	-	7,255	-	7,255	7,255	-	7,255
NOTC2	8,978	111,498	114,199	-	114,199	-	114,199	114,199	-	114,199
NOVPDI	513	8,310	8,149	-	8,149	-	8,149	8,149	-	8,149
NOVPM	299	7,994	9,011	-	9,011	-	9,011	9,011	-	9,011
MNCPS	26,518	389,685	401,046	-	401,046	-	401,046	401,046	-	401,046
PMUBAM	3,554	30,826	31,064	-	31,064	-	31,064	31,064	-	31,064
PMVAAA	10,171	91,683	89,402	-	89,402	-	89,402	89,402	-	89,402
PMVEBA	28,829	311,055	306,746	1	306,747	-	306,747	306,747	-	306,747
PMVFBA	3,171	23,234	22,422	-	22,422	-	22,422	22,422	-	22,422
PMVFHA	43,267	418,179	432,670	-	432,670	-	432,670	432,670	-	432,670
PMVGBA	91,796	920,056	848,195	-	848,195	1	848,194	848,194	-	848,194
PMVHYA	133,414	974,981	965,916	-	965,916	1	965,915	965,915	-	965,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVID	888,022	9,023,603	8,782,533	1	8,782,534	-	8,782,534	8,782,534	-	8,782,534
PMVLDA	211,653	2,124,225	2,040,334	-	2,040,334	1	2,040,333	2,040,333	-	2,040,333
PMVLGA	196,187	1,569,258	1,426,282	-	1,426,282	1	1,426,281	1,426,281	-	1,426,281
PMVRRA	71,189	896,186	819,389	2	819,391	-	819,391	819,391	-	819,391
PMVRSA	15,636	86,240	85,217	-	85,217	-	85,217	85,217	-	85,217
PMVTRA	531,151	5,329,968	4,801,608	1	4,801,609	-	4,801,609	4,801,609	-	4,801,609
PVGCBA	16,642	143,448	145,949	1	145,950	-	145,950	145,950	-	145,950
PVGMAA	17,252	193,107	172,697	-	172,697	-	172,697	172,697	-	172,697
PVSTA	240,015	2,459,270	2,476,960	-	2,476,960	-	2,476,960	2,476,960	-	2,476,960
PROAHY	8,647	206,033	215,559	-	215,559	-	215,559	215,559	-	215,559
PROBIO	799	36,716	32,457	-	32,457	-	32,457	32,457	-	32,457
PROBL	23,696	1,398,318	1,385,763	-	1,385,763	-	1,385,763	1,385,763	-	1,385,763
PROCG	6,858	245,633	218,291	-	218,291	-	218,291	218,291	-	218,291
PROEM	1,387	45,812	41,676	-	41,676	-	41,676	41,676	-	41,676
PROFIN	2,640	139,677	140,126	-	140,126	-	140,126	140,126	-	140,126
PROHC	1,663	117,919	106,788	-	106,788	-	106,788	106,788	-	106,788
PROIND	5,341	489,809	473,208	1	473,209	-	473,209	473,209	-	473,209
PROJP	3,102	225,964	210,842	-	210,842	-	210,842	210,842	-	210,842
PROLCG	541	26,556	36,697	-	36,697	-	36,697	36,697	-	36,697
PROMC	701	13,009	12,638	-	12,638	1	12,637	12,637	-	12,637
PROMCG	1,784	75,122	71,129	-	71,129	-	71,129	71,129	-	71,129
PRON	5,811	353,422	365,950	-	365,950	-	365,950	365,950	-	365,950
PRONET	4,020	92,415	107,223	-	107,223	-	107,223	107,223	-	107,223
PROOG	585	25,053	23,935	-	23,935	-	23,935	23,935	-	23,935
PROPM	954	23,115	24,968	-	24,968	-	24,968	24,968	-	24,968
PRORE	3,038	145,142	142,167	-	142,167	-	142,167	142,167	-	142,167
PRORRO	721	21,624	20,875	1	20,876	-	20,876	20,876	-	20,876
PROSC	4,421	154,310	163,674	-	163,674	1	163,673	163,673	-	163,673
PROSCG	1,237	39,226	38,087	-	38,087	-	38,087	38,087	-	38,087
PROSCN	16,359	770,998	829,563	1	829,564	-	829,564	829,564	-	829,564
PROTEC	3,032	230,561	233,891	-	233,891	-	233,891	233,891	-	233,891
PROTEL	51	2,254	2,559	-	2,559	-	2,559	2,559	-	2,559
PROUB	5,494	158,322	232,689	-	232,689	-	232,689	232,689	-	232,689
PROUN	14,240	625,581	621,282	-	621,282	-	621,282	621,282	-	621,282
PVEIB	137,704	4,233,727	4,464,378	-	4,464,378	1	4,464,377	4,464,377	-	4,464,377
PVHYB	24,806	140,403	139,907	-	139,907	-	139,907	139,907	-	139,907
PVIB	857	8,188	6,869	-	6,869	-	6,869	6,869	-	6,869

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PVNOB	45,361	2,112,015	2,190,925	-	2,190,925	-	2,190,925	2,190,925	-	2,190,925
ROCMC	20,381	183,686	198,713	1	198,714	-	198,714	198,714	-	198,714
ROCSC	22,617	211,436	213,050	-	213,050	1	213,049	213,049	-	213,049
TRBCG2	87,442	3,697,941	4,927,381	1	4,927,382	-	4,927,382	4,927,382	-	4,927,382
TREI2	19,374	548,950	546,737	-	546,737	-	546,737	546,737	-	546,737
TRHS2	27,022	1,489,442	1,286,797	-	1,286,797	-	1,286,797	1,286,797	-	1,286,797
TRLT2	58,370	276,788	272,586	-	272,586	-	272,586	272,586	-	272,586
TRMCG2	2,173	61,776	57,774	-	57,774	-	57,774	57,774	-	57,774
TAVV	14,016	327,493	286,770	1	286,771	-	286,771	286,771	-	286,771
VVGGS	9,250	79,292	86,304	-	86,304	-	86,304	86,304	-	86,304
VWBF	5,525	41,196	40,223	-	40,223	-	40,223	40,223	-	40,223
VWEM	34,771	322,923	318,854	-	318,854	-	318,854	318,854	-	318,854
VWHA	5,670	163,648	142,767	1	142,768	-	142,768	142,768	-	142,768
VVB	440,864	10,322,723	10,920,208	-	10,920,208	-	10,920,208	10,920,208	-	10,920,208
VVCA	40,507	1,045,511	1,009,834	-	1,009,834	-	1,009,834	1,009,834	-	1,009,834
VVCG	43,278	1,934,750	2,204,559	-	2,204,559	2	2,204,557	2,204,557	-	2,204,557
VVDV	188,376	2,889,971	3,136,465	-	3,136,465	-	3,136,465	3,136,465	-	3,136,465
VVEI	297,354	7,080,687	7,451,698	-	7,451,698	-	7,451,698	7,451,698	-	7,451,698
VVEIX	208,079	12,247,772	15,010,846	-	15,010,846	-	15,010,846	15,010,846	-	15,010,846
VVG	225,232	5,589,134	7,576,806	-	7,576,806	-	7,576,806	7,576,806	-	7,576,806
VVGBI	105,203	2,078,296	1,936,791	-	1,936,791	-	1,936,791	1,936,791	-	1,936,791
VVHGB	1,977,890	22,521,969	20,688,730	1	20,688,731	-	20,688,731	20,688,731	-	20,688,731
VVHYB	447,959	3,140,033	3,314,900	-	3,314,900	-	3,314,900	3,314,900	-	3,314,900
VVI	346,139	9,828,708	8,861,167	1	8,861,168	-	8,861,168	8,861,168	-	8,861,168
VVMA	86,922	2,382,574	2,672,855	1	2,672,856	-	2,672,856	2,672,856	-	2,672,856
VVMCI	402,882	10,117,291	10,813,352	1	10,813,353	-	10,813,353	10,813,353	-	10,813,353
VVREI	335,872	4,090,923	3,943,140	1	3,943,141	-	3,943,141	3,943,141	-	3,943,141
VVSCG	46,210	911,790	901,554	-	901,554	-	901,554	901,554	-	901,554
VVSTC	1,275,349	13,261,585	13,289,135	-	13,289,135	1	13,289,134	13,289,134	-	13,289,134
VVTISI	527,113	11,512,566	11,269,668	-	11,269,668	-	11,269,668	11,269,668	-	11,269,668
VVTSM	562,837	27,186,694	31,608,915	1	31,608,916	-	31,608,916	31,608,916	-	31,608,916
VRVDIA	3	33	32	-	32	-	32	32	-	32
VRVDRA	28,293	589,566	593,301	-	593,301	-	593,301	593,301	-	593,301
VRVNMA	104,474	895,488	890,114	-	890,114	-	890,114	890,114	-	890,114

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ABTGB	ALVGIA	ALVIVB	ALVSVB	APTGBS	ALCAI2	ALCGI2	ALMGI2

Reinvested dividends	$-	6,870	1,181	373	69,049	-	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	6,870	1,181	373	69,049	-	-	-

Realized gain (loss) on investments	13	(5,228)	(41)	(2,489)	25,916	29,611	12,217	99,605

Change in unrealized gain (loss) on investments	1,948	41,330	1,195	4,853	55,621	221,364	(659)	(39,507)

Net gain (loss) on investments	1,961	36,102	1,154	2,364	81,537	250,975	11,558	60,098

Reinvested capital gains	263	16,319	-	2,936	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,224	59,291	2,335	5,673	150,586	250,975	11,558	60,098

Investment Activity*:	SVDF	SVOF	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2

Reinvested dividends	$-	47	4,697	9,452	18,286	16,348	19,279	17,908

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	47	4,697	9,452	18,286	16,348	19,279	17,908

Realized gain (loss) on investments	16,025	53	34,313	7,326	(2,597)	76	1,163	(37)

Change in unrealized gain (loss) on investments	(6,640)	4,480	6,631	(23,729)	75,100	9,192	84,842	3,071

Net gain (loss) on investments	9,385	4,533	40,944	(16,403)	72,503	9,268	86,005	3,034

Reinvested capital gains	-	9,790	3,776	10,948	9,802	-	26,531	5,193

Net increase (decrease) in contract owners’ equity resulting from operations	$9,385	14,370	49,417	3,997	100,591	25,616	131,815	26,135

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AMVAA4	AMVBC4	AMVBD4	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4

Reinvested dividends	$67,308	13,279	77,550	41,417	5,449	5,469	16,311	3,041

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	67,308	13,279	77,550	41,417	5,449	5,469	16,311	3,041

Realized gain (loss) on investments	21,998	9,733	(35,521)	3,841	(1,259)	(3,944)	7,386	(56,920)

Change in unrealized gain (loss) on investments	151,801	107,787	(40,449)	37,594	(12,725)	18,525	241,293	478,898

Net gain (loss) on investments	173,799	117,520	(75,970)	41,435	(13,984)	14,581	248,679	421,978

Reinvested capital gains	87,536	6,597	-	-	-	11,217	69,327	41,717

Net increase (decrease) in contract owners’ equity resulting from operations	$328,643	137,396	1,580	82,852	(8,535)	31,267	334,317	466,736

Investment Activity*:	AMVGS4	AMVGW4	AMVHI4	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4

Reinvested dividends	$1,827	4,760	94,442	4,187	20,657	3,014	37,168	27,612

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,827	4,760	94,442	4,187	20,657	3,014	37,168	27,612

Realized gain (loss) on investments	(56,005)	4,084	77,330	(47,870)	(7,510)	(6,612)	(120,948)	(8,858)

Change in unrealized gain (loss) on investments	47,311	18,203	(18,323)	62,594	3,436	(297)	221,953	(21,415)

Net gain (loss) on investments	(8,694)	22,287	59,007	14,724	(4,074)	(6,909)	101,005	(30,273)

Reinvested capital gains	7,906	-	-	-	-	-	11,870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,039	27,047	153,449	18,911	16,583	(3,895)	150,043	(2,661)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AVPAP2	AVRBP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2

Reinvested dividends	$6,738	3,139	35,568	12,122	479	2,036	1,783	22,563

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,738	3,139	35,568	12,122	479	2,036	1,783	22,563

Realized gain (loss) on investments	493	(130)	23,660	(39,827)	1,821	15,757	(90)	(24,292)

Change in unrealized gain (loss) on investments	35,467	21,406	4,116	34,903	(4,406)	45,621	2,859	23,830

Net gain (loss) on investments	35,960	21,276	27,776	(4,924)	(2,585)	61,378	2,769	(462)

Reinvested capital gains	4,813	-	-	-	4,602	18,847	6,226	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,511	24,415	63,344	7,198	2,496	82,261	10,778	22,101

Investment Activity*:	BRVED3	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3	DSIF

Reinvested dividends	$3,862	43,369	26,209	869	83	-	17,793	8,251

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(1,757)

Net investment income (loss)	3,862	43,369	26,209	869	83	-	17,793	6,494

Realized gain (loss) on investments	(2,727)	1,611	(4,945)	1,259	3	237,656	(11,164)	95,165

Change in unrealized gain (loss) on investments	3,628	2,576	(13,396)	12,348	(99)	(61,254)	(2,134)	5,263

Net gain (loss) on investments	901	4,187	(18,341)	13,607	(96)	176,402	(13,298)	100,428

Reinvested capital gains	12,207	-	-	20,368	868	62,037	96,268	43,825

Net increase (decrease) in contract owners’ equity resulting from operations	$16,970	47,556	7,868	34,844	855	238,439	100,763	150,747

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DSRG	DVSCS	CVN1IF	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1

Reinvested dividends	$965	15,336	-	14,026	-	-	18,742	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	965	15,336	-	14,026	-	-	18,742	-

Realized gain (loss) on investments	845	11,756	1,495	2,092	(89,604)	4,097	(18,452)	58,220

Change in unrealized gain (loss) on investments	51,817	114,232	(3,784)	91,308	471,416	32,953	21,325	(17,989)

Net gain (loss) on investments	52,662	125,988	(2,289)	93,400	381,812	37,050	2,873	40,231

Reinvested capital gains	1,149	30,044	-	14,451	145,713	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,776	171,368	(2,289)	121,877	527,525	37,050	21,615	40,231

Investment Activity*:	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF

Reinvested dividends	$1,647	2,392	189,239	174,988	136,454	79,213	168,909	235,396

Mortality and expense risk charges (note 2)	-	-	(22,763)	(7,274)	(13,370)	(5,701)	(9,823)	(10,539)

Net investment income (loss)	1,647	2,392	166,476	167,714	123,084	73,512	159,086	224,857

Realized gain (loss) on investments	(122)	(7,591)	556,565	(11,083)	307,918	40,349	121,174	2,036

Change in unrealized gain (loss) on investments	1,133	10,962	303,754	(13,038)	142,635	(98,576)	(137,076)	(15,275)

Net gain (loss) on investments	1,011	3,371	860,319	(24,121)	450,553	(58,227)	(15,902)	(13,239)

Reinvested capital gains	-	8,984	119,629	-	29,139	61,949	87,174	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,658	14,747	1,146,424	143,593	602,776	77,234	230,358	211,618

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2

Reinvested dividends	$105,065	79,154	158,272	40,431	4,303	26,470	22,908	901

Mortality and expense risk charges (note 2)	(11,780)	(13,423)	-	-	-	-	-	-

Net investment income (loss)	93,285	65,731	158,272	40,431	4,303	26,470	22,908	901

Realized gain (loss) on investments	227,123	170,783	5,763	7,476	(420)	(3,641)	7,993	60,773

Change in unrealized gain (loss) on investments	(303,465)	(218,191)	(15,529)	(23,718)	79,455	120,513	103,308	324,806

Net gain (loss) on investments	(76,342)	(47,408)	(9,766)	(16,242)	79,035	116,872	111,301	385,579

Reinvested capital gains	529,357	385,587	-	-	20,067	-	35,166	451,613

Net increase (decrease) in contract owners’ equity resulting from operations	$546,300	403,910	148,506	24,189	103,405	143,342	169,375	838,093

Investment Activity*:	FDSCS2	FEI2	FEMS2	FG2	FGI2	FGO2	FHI2	FIGBP2

Reinvested dividends	$6,097	8,281	228	-	4,275	-	5,299	126,585

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,097	8,281	228	-	4,275	-	5,299	126,585

Realized gain (loss) on investments	(1,697)	70,573	(1)	135,057	7,568	458,859	1,369	(62,498)

Change in unrealized gain (loss) on investments	83,556	43,593	(457)	(155,400)	482	145,094	79	(6,202)

Net gain (loss) on investments	81,859	114,166	(458)	(20,343)	8,050	603,953	1,448	(68,700)

Reinvested capital gains	4,578	35,932	-	552,110	22,441	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,534	158,379	(230)	531,767	34,766	603,953	6,747	57,885

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FMC2	FNRS2	FO2	FRESS2	FV2	FVFI2	FVFRHI	FVICA2

Reinvested dividends	$2,513	5,953	5,477	7,875	11,052	5,203	71,732	9,427

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,513	5,953	5,477	7,875	11,052	5,203	71,732	9,427

Realized gain (loss) on investments	1,755	17,945	6,413	(3,685)	19,314	(3,232)	(2,150)	(7,030)

Change in unrealized gain (loss) on investments	(29,004)	(3,608)	(42,492)	7,593	(30,380)	5,558	(5,131)	73,459

Net gain (loss) on investments	(27,249)	14,337	(36,079)	3,908	(11,066)	2,326	(7,281)	66,429

Reinvested capital gains	90,501	-	19,688	-	96,847	90	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,765	20,290	(10,914)	11,783	96,833	7,619	64,451	75,856

Investment Activity*:	FVSIS2	FVSS2	FEOVF	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2

Reinvested dividends	$74,599	5,485	16,860	-	865	19,080	288	6,195

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	74,599	5,485	16,860	-	865	19,080	288	6,195

Realized gain (loss) on investments	(20,825)	6,228	2,105	(15,870)	(47,415)	(657)	(27)	332

Change in unrealized gain (loss) on investments	51,829	(59,526)	(38,886)	5,457	40,970	7,338	942	27,503

Net gain (loss) on investments	31,004	(53,298)	(36,781)	(10,413)	(6,445)	6,681	915	27,835

Reinvested capital gains	-	89,862	6,665	-	-	1,563	299	29,474

Net increase (decrease) in contract owners’ equity resulting from operations	$105,603	42,049	(13,256)	(10,413)	(5,580)	27,324	1,502	63,504

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FTVSI2	FTVUG2	GVMSA	GVFRB	GVR2XS	GVTRBE	RBF	RBKF

Reinvested dividends	$12,456	949	9,846	180,691	286	99,871	-	139

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,456	949	9,846	180,691	286	99,871	-	139

Realized gain (loss) on investments	(5,888)	(1,431)	(356)	39,917	26,553	(45,789)	24	2

Change in unrealized gain (loss) on investments	2,850	(609)	(2,203)	(55,854)	(19,876)	27,352	(1,688)	(1,504)

Net gain (loss) on investments	(3,038)	(2,040)	(2,559)	(15,937)	6,677	(18,437)	(1,664)	(1,502)

Reinvested capital gains	-	-	-	-	430	-	2,146	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,418	(1,091)	7,287	164,754	7,393	81,434	482	(1,363)

Investment Activity*:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF

Reinvested dividends	$-	-	-	863	-	6,151	-	306

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	863	-	6,151	-	306

Realized gain (loss) on investments	134,118	1,784	1,834	18,404	907	(246)	2,830	(235)

Change in unrealized gain (loss) on investments	(51,247)	-	(1,127)	1,101	(1,372)	471	(1,004)	1,260

Net gain (loss) on investments	82,871	1,784	707	19,505	(465)	225	1,826	1,025

Reinvested capital gains	11,310	-	-	380	721	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,181	1,784	707	20,748	256	6,376	1,826	1,331

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF

Reinvested dividends	$-	983	6	1,223	-	-	2,917	792

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	983	6	1,223	-	-	2,917	792

Realized gain (loss) on investments	6,133	(2,198)	1,486	(3,652)	(705)	4	175,024	(20,320)

Change in unrealized gain (loss) on investments	(5,996)	-	(1,805)	28,408	-	(1)	99,017	17,610

Net gain (loss) on investments	137	(2,198)	(319)	24,756	(705)	3	274,041	(2,710)

Reinvested capital gains	-	-	-	-	-	-	27,001	-

Net increase (decrease) in contract owners’ equity resulting from operations	$137	(1,215)	(313)	25,979	(705)	3	303,959	(1,918)

Investment Activity*:	RREF	RRF	RTEC	RTEL	RTRF	RUGB	RUTL	RVARS

Reinvested dividends	$612	-	-	-	12	188	728	2,126

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	612	-	-	-	12	188	728	2,126

Realized gain (loss) on investments	(33)	2,020	28,546	1,006	8	(382)	(436)	9

Change in unrealized gain (loss) on investments	1,708	-	305	-	64	(21)	(244)	(3,726)

Net gain (loss) on investments	1,675	2,020	28,851	1,006	72	(403)	(680)	(3,717)

Reinvested capital gains	-	-	11,862	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,287	2,020	40,713	1,006	84	(215)	48	(1,591)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RVCMD	RVF	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU

Reinvested dividends	$725	-	97	4,432	-	-	22	1,979

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	725	-	97	4,432	-	-	22	1,979

Realized gain (loss) on investments	(11,136)	165,298	261	983	10,419	2,634	5,723	1,426

Change in unrealized gain (loss) on investments	20,772	(53,664)	34,727	28,107	(8,177)	(27,669)	(3,545)	(3,465)

Net gain (loss) on investments	9,636	111,634	34,988	29,090	2,242	(25,035)	2,178	(2,039)

Reinvested capital gains	-	-	676	-	-	2	1,384	1,058

Net increase (decrease) in contract owners’ equity resulting from operations	$10,361	111,634	35,761	33,522	2,242	(25,033)	3,584	998

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLP	ACC1	AVHY1	AVIE

Reinvested dividends	$-	-	-	-	-	16,164	2,113	2,129

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	16,164	2,113	2,129

Realized gain (loss) on investments	343	1	34	(481)	6,228	1,949	(946)	(165)

Change in unrealized gain (loss) on investments	2,573	1,436	492	-	-	42,615	(627)	(1,490)

Net gain (loss) on investments	2,916	1,437	526	(481)	6,228	44,564	(1,573)	(1,655)

Reinvested capital gains	-	-	-	-	-	65,350	-	633

Net increase (decrease) in contract owners’ equity resulting from operations	$2,916	1,437	526	(481)	6,228	126,078	540	1,107

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1

Reinvested dividends	$57,717	233	96,012	7,587	469,970	4,032	-	19,590

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	57,717	233	96,012	7,587	469,970	4,032	-	19,590

Realized gain (loss) on investments	(22,670)	2,330	(58,402)	(14,589)	-	(23)	2,601	(6,565)

Change in unrealized gain (loss) on investments	12	2,107	24,984	41,513	-	(1,337)	(14,784)	73,055

Net gain (loss) on investments	(22,658)	4,437	(33,418)	26,924	-	(1,360)	(12,183)	66,490

Reinvested capital gains	-	-	-	16,148	-	-	-	42,041

Net increase (decrease) in contract owners’ equity resulting from operations	$35,059	4,670	62,594	50,659	469,970	2,672	(12,183)	128,121

Investment Activity*:	IVMCC2	IVRE	IVT	OVGIS	OVGSS	OVIGS	WRASP	WRBDP

Reinvested dividends	$125	3,262	-	-	-	387	6,039	68,788

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	125	3,262	-	-	-	387	6,039	68,788

Realized gain (loss) on investments	(974)	(4,564)	183,760	21	1,124	(4,960)	3,520	(22,129)

Change in unrealized gain (loss) on investments	15,060	(2,029)	47,780	1,279	4,048	(3,072)	2,095	12,796

Net gain (loss) on investments	14,086	(6,593)	231,540	1,300	5,172	(8,032)	5,615	(9,333)

Reinvested capital gains	2,501	-	44,807	1,340	3,175	6,883	12,089	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,712	(3,331)	276,347	2,640	8,347	(762)	23,743	59,455

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	WRBP	WRENG	WRGNR	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP

Reinvested dividends	$461	-	6,095	1,632	20,230	-	-	129

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	461	-	6,095	1,632	20,230	-	-	129

Realized gain (loss) on investments	(327)	380	(22,526)	16,860	2,973	(77,025)	1,046	(799)

Change in unrealized gain (loss) on investments	4,923	520	(1,573)	(1,839)	(4,221)	68,061	24,519	409

Net gain (loss) on investments	4,596	900	(24,099)	15,021	(1,248)	(8,964)	25,565	(390)

Reinvested capital gains	-	-	-	-	-	22,377	4,812	902

Net increase (decrease) in contract owners’ equity resulting from operations	$5,057	900	(18,004)	16,653	18,982	13,413	30,377	641

Investment Activity*:	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN	JAGSEI	JAIG	JARIN

Reinvested dividends	$69,793	10,470	5,547	1,775	4,129	3	13,840	142

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	69,793	10,470	5,547	1,775	4,129	3	13,840	142

Realized gain (loss) on investments	97,720	52,284	(90)	(7,531)	21,605	1	12,245	18,688

Change in unrealized gain (loss) on investments	285,019	64,368	(3,205)	314,318	35,204	153	(14,658)	77,442

Net gain (loss) on investments	382,739	116,652	(3,295)	306,787	56,809	154	(2,413)	96,130

Reinvested capital gains	-	54,431	-	92,644	18,417	10	-	13,501

Net increase (decrease) in contract owners’ equity resulting from operations	$452,532	181,553	2,252	401,206	79,355	167	11,427	109,773

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JMCVIN	JHEVTN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI

Reinvested dividends	$5,155	55,135	3,685	3,487	-	27	8,105	-

Mortality and expense risk charges (note 2)	-	(1,206)	-	-	-	-	-	-

Net investment income (loss)	5,155	53,929	3,685	3,487	-	27	8,105	-

Realized gain (loss) on investments	5,721	28,939	1,306	17,740	(7,182)	(74)	(13,716)	292,050

Change in unrealized gain (loss) on investments	16,680	(116,624)	4,678	(1,951)	16,729	(3,995)	29,411	(70,791)

Net gain (loss) on investments	22,401	(87,685)	5,984	15,789	9,547	(4,069)	15,695	221,259

Reinvested capital gains	23,277	-	-	282	3,166	7,085	67,558	52,715

Net increase (decrease) in contract owners’ equity resulting from operations	$50,833	(33,756)	9,669	19,558	12,713	3,043	91,358	273,974

Investment Activity*:	SBVHY	SBVSG2	LACB2	LACDV2	LACI2	LACIPS	LACLV2	LACU2

Reinvested dividends	$5,314	-	14,517	286	3,602	6,379	383	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,314	-	14,517	286	3,602	6,379	383	-

Realized gain (loss) on investments	4	(270,384)	4,161	273	125	4,820	2,017	516

Change in unrealized gain (loss) on investments	206	261,733	63,832	(61,912)	(2,387)	(449)	649	99,506

Net gain (loss) on investments	210	(8,651)	67,993	(61,639)	(2,262)	4,371	2,666	100,022

Reinvested capital gains	-	42,247	-	-	-	-	145	8,503

Net increase (decrease) in contract owners’ equity resulting from operations	$5,524	33,596	82,510	(61,353)	1,340	10,750	3,194	108,525

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LACV2	LOVBD	LOVCDG	MEGSS	MNDSC	MVFSC	MVIGSC	MGRFV

Reinvested dividends	$96	22,458	3,325	-	-	3,479	2,713	7,989

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	96	22,458	3,325	-	-	3,479	2,713	7,989

Realized gain (loss) on investments	(1)	35,327	1,877	32,104	(78,836)	(1,555)	11,451	(5,328)

Change in unrealized gain (loss) on investments	170	(30,227)	71,903	46,154	90,750	5,461	7,828	8,965

Net gain (loss) on investments	169	5,100	73,780	78,258	11,914	3,906	19,279	3,637

Reinvested capital gains	39	-	34,006	36,666	-	18,483	1,065	5,276

Net increase (decrease) in contract owners’ equity resulting from operations	$304	27,558	111,111	114,924	11,914	25,868	23,057	16,902

Investment Activity*:	DTRTFY	GEM2	GIG	GVEXD	GVIXY	MCIFD	MSBF	NVAMVX

Reinvested dividends	$122,320	389	6,456	146,906	79,343	28,344	12,428	536

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	122,320	389	6,456	146,906	79,343	28,344	12,428	536

Realized gain (loss) on investments	(11,419)	4,771	936	384,688	(793)	(91,248)	(26)	6

Change in unrealized gain (loss) on investments	(67,096)	3,276	(2,758)	2,017,304	(35,240)	194,344	(6,467)	1,365

Net gain (loss) on investments	(78,515)	8,047	(1,822)	2,401,992	(36,033)	103,096	(6,493)	1,371

Reinvested capital gains	-	-	-	9,064	-	108,965	-	1,969

Net increase (decrease) in contract owners’ equity resulting from operations	$43,805	8,436	4,634	2,557,962	43,310	240,405	5,935	3,876

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVBXD	NVFIY	NVGEY	NVLCPY	NVMIVX	NVMLG1	NVMMV1	NVNSR1

Reinvested dividends	$30,808	1,326	2,804	19,419	7,020	1,846	1,286	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	30,808	1,326	2,804	19,419	7,020	1,846	1,286	-

Realized gain (loss) on investments	(21,132)	(32)	320	4,508	2,734	21,583	(6,688)	(2,157)

Change in unrealized gain (loss) on investments	99	(932)	11,034	(22,612)	(3,985)	(1,850)	14,419	2,002

Net gain (loss) on investments	(21,033)	(964)	11,354	(18,104)	(1,251)	19,733	7,731	(155)

Reinvested capital gains	-	-	-	-	-	17,735	1,989	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,775	362	14,158	1,315	5,769	39,314	11,006	(155)

Investment Activity*:	NVSIXD	SAMY	TRF	AMCG	AMRI	AMTB	NALG	NAMG

Reinvested dividends	$49,737	620,618	3,035	-	44	23,678	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	49,737	620,618	3,035	-	44	23,678	-	-

Realized gain (loss) on investments	(197,902)	-	4,522	46,303	(40)	1,877	-	1,633

Change in unrealized gain (loss) on investments	451,873	-	24,270	8,624	302	(2,139)	6,140	9

Net gain (loss) on investments	253,971	-	28,792	54,927	262	(262)	6,140	1,642

Reinvested capital gains	41,545	-	10,100	21,620	198	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$345,253	620,618	41,927	76,547	504	23,416	6,140	1,642

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NASCV	NOTB2	NOTBBA	NOTC2	NOVPDI	NOVPM	MNCPS	PMUBAM

Reinvested dividends	$-	-	372	2,713	124	-	9,656	3,753

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	372	2,713	124	-	9,656	3,753

Realized gain (loss) on investments	10	(52,381)	(2,383)	13	(11)	-	15,178	9,942

Change in unrealized gain (loss) on investments	3,803	51,151	2,333	2,942	822	1,687	(8,061)	(10,906)

Net gain (loss) on investments	3,813	(1,230)	(50)	2,955	811	1,687	7,117	(964)

Reinvested capital gains	-	-	-	815	-	-	4,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,813	(1,230)	322	6,483	935	1,687	21,149	2,789

Investment Activity*:	PMVAAA	PMVEBA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA

Reinvested dividends	$6,185	14,812	1,651	13,582	17,825	53,555	447,570	79,869

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,185	14,812	1,651	13,582	17,825	53,555	447,570	79,869

Realized gain (loss) on investments	(7,592)	5,677	(6,167)	(15,211)	(5,179)	25,930	(82,230)	(3,840)

Change in unrealized gain (loss) on investments	5,021	(26,105)	1,659	19,854	(15,977)	(12,534)	40,557	12,825

Net gain (loss) on investments	(2,571)	(20,428)	(4,508)	4,643	(21,156)	13,396	(41,673)	8,985

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,614	(5,616)	(2,857)	18,225	(3,331)	66,951	405,897	88,854

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVGMAA	PVSTA	PROA30

Reinvested dividends	$21,888	24,536	2,275	166,113	4,465	5,983	100,728	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	21,888	24,536	2,275	166,113	4,465	5,983	100,728	-

Realized gain (loss) on investments	(4,124)	(194,238)	(6,090)	(117,621)	177	(4,948)	13,217	2,985

Change in unrealized gain (loss) on investments	(149,646)	186,946	7,337	33,162	1,236	15,947	3,868	-

Net gain (loss) on investments	(153,770)	(7,292)	1,247	(84,459)	1,413	10,999	17,085	2,985

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(131,882)	17,244	3,522	81,654	5,878	16,982	117,813	2,985

Investment Activity*:	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROCG	PROCS	PROEM

Reinvested dividends	$11,230	-	11,472	-	-	2,095	-	561

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	11,230	-	11,472	-	-	2,095	-	561

Realized gain (loss) on investments	238	(11,593)	90,812	470	21,632	20,805	3,183	(7,580)

Change in unrealized gain (loss) on investments	1,472	(8,951)	(3,953)	(558)	-	(43,934)	(8,307)	(4,547)

Net gain (loss) on investments	1,710	(20,544)	86,859	(88)	21,632	(23,129)	(5,124)	(12,127)

Reinvested capital gains	-	17,814	76,660	-	-	45,070	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,940	(2,730)	174,991	(88)	21,632	24,036	(5,124)	(11,566)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROFIN	PROGVP	PROHC	PROIND	PROINT	PROJP	PROLCG	PROLCV

Reinvested dividends	$38	486	90	681	5,130	9,006	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	38	486	90	681	5,130	9,006	-	-

Realized gain (loss) on investments	25,695	(4,426)	(2,482)	47,666	5,167	(10,756)	389	3,599

Change in unrealized gain (loss) on investments	(7,686)	-	(5,478)	(31,189)	-	(17,593)	12,025	(4,967)

Net gain (loss) on investments	18,009	(4,426)	(7,960)	16,477	5,167	(28,349)	12,414	(1,368)

Reinvested capital gains	1,275	-	6,487	48,463	-	45,970	611	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,322	(3,940)	(1,383)	65,621	10,297	26,627	13,025	(1,368)

Investment Activity*:	PROMC	PROMCG	PROMCV	PRON	PRONET	PROOG	PROPM	PRORE

Reinvested dividends	$343	-	19	1,287	-	525	867	332

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	343	-	19	1,287	-	525	867	332

Realized gain (loss) on investments	13,242	1,632	1,224	576	20,478	4,331	237	266

Change in unrealized gain (loss) on investments	(7,675)	4,133	(365)	1,399	4,568	1,620	658	(2,975)

Net gain (loss) on investments	5,567	5,765	859	1,975	25,046	5,951	895	(2,709)

Reinvested capital gains	-	2,818	328	37,986	1,827	1,143	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,910	8,583	1,206	41,248	26,873	7,619	1,762	(2,377)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PRORRO	PROSC	PROSCG	PROSCN	PROSCV	PROSEM	PROTEC	PROTEL

Reinvested dividends	$865	2,070	-	-	-	2,495	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	865	2,070	-	-	-	2,495	-	-

Realized gain (loss) on investments	(9,715)	255	(681)	241,902	(939)	(2,491)	16,490	1,412

Change in unrealized gain (loss) on investments	1,169	11,998	(2,100)	(1,706)	885	-	(1,388)	305

Net gain (loss) on investments	(8,546)	12,253	(2,781)	240,196	(54)	(2,491)	15,102	1,717

Reinvested capital gains	9,650	-	499	38,567	-	-	17,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,969	14,323	(2,282)	278,763	(54)	4	32,619	1,717

Investment Activity*:	PROUB	PROUN	PROUSC	PROUSN	PROUTL	PVEIB	PVHYB	PVIB

Reinvested dividends	$1,410	2,056	-	-	-	15,833	7,684	369

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,410	2,056	-	-	-	15,833	7,684	369

Realized gain (loss) on investments	(1,612)	192,100	1,448	3,179	(425)	65,215	12,955	(20)

Change in unrealized gain (loss) on investments	66,484	(33,439)	-	-	-	142,322	(754)	(192)

Net gain (loss) on investments	64,872	158,661	1,448	3,179	(425)	207,537	12,201	(212)

Reinvested capital gains	-	-	-	-	-	64,443	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,282	160,717	1,448	3,179	(425)	287,813	19,885	157

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PVNOB	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2

Reinvested dividends	$202	-	2,569	-	8,862	-	11,850	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	202	-	2,569	-	8,862	-	11,850	-

Realized gain (loss) on investments	4,265	13,888	4,255	131,180	(630)	(42,250)	(5,901)	56

Change in unrealized gain (loss) on investments	64,701	(6,284)	(13,117)	1,057,153	9,436	(124,731)	8,429	(4,326)

Net gain (loss) on investments	68,966	7,604	(8,862)	1,188,333	8,806	(166,981)	2,528	(4,270)

Reinvested capital gains	654	13,315	8,685	210,292	35,752	120,439	-	5,637

Net increase (decrease) in contract owners’ equity resulting from operations	$69,822	20,919	2,392	1,398,625	53,420	(46,542)	14,378	1,367

Investment Activity*:	TAVV	VVGGS	VWBF	VWEM	VWHA	VVB	VVCA	VVCG

Reinvested dividends	$7,776	2,538	2,904	5,488	3,988	189,980	26,672	26,151

Mortality and expense risk charges (note 2)	-	-	-	-	-	(23,215)	(2,473)	(6,276)

Net investment income (loss)	7,776	2,538	2,904	5,488	3,988	166,765	24,199	19,875

Realized gain (loss) on investments	5,134	(10,065)	553	(90,375)	(21,660)	91,705	(3,576)	54,938

Change in unrealized gain (loss) on investments	(48,044)	6,445	(2,875)	93,032	18,783	538,907	25,152	171,749

Net gain (loss) on investments	(42,910)	(3,620)	(2,322)	2,657	(2,877)	630,612	21,576	226,687

Reinvested capital gains	23,778	-	-	-	-	410,891	22,607	47,800

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,356)	(1,082)	582	8,145	1,111	1,208,268	68,382	294,362

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI

Reinvested dividends	$46,452	170,748	150,948	21,621	43,037	491,690	170,848	103,627

Mortality and expense risk charges (note 2)	(7,354)	(16,388)	(31,490)	(18,048)	(4,346)	(46,995)	(8,045)	(21,449)

Net investment income (loss)	39,098	154,360	119,458	3,573	38,691	444,695	162,803	82,178

Realized gain (loss) on investments	127,544	122,476	720,405	(550,163)	(11,892)	(291,890)	35,948	(275,332)

Change in unrealized gain (loss) on investments	50,995	211,214	1,353,443	2,539,637	6,808	12,560	(7,787)	615,826

Net gain (loss) on investments	178,539	333,690	2,073,848	1,989,474	(5,084)	(279,330)	28,161	340,494

Reinvested capital gains	167,899	359,947	431,550	-	1,602	-	-	274,315

Net increase (decrease) in contract owners’ equity resulting from operations	$385,536	847,997	2,624,856	1,993,047	35,209	165,365	190,964	696,987

Investment Activity*:	VVMA	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VVTSM	VRVDIA

Reinvested dividends	$56,824	93,755	85,306	3,462	435,200	220,018	262,124	115

Mortality and expense risk charges (note 2)	(6,333)	(20,340)	(8,223)	(1,792)	(31,459)	(23,685)	(67,005)	-

Net investment income (loss)	50,491	73,415	77,083	1,670	403,741	196,333	195,119	115

Realized gain (loss) on investments	1,477	100,986	3,735	(9,216)	(116,914)	12,583	972,231	4,043

Change in unrealized gain (loss) on investments	139,296	810,186	33,185	83,116	282,730	33,483	2,878,677	(4,960)

Net gain (loss) on investments	140,773	911,172	36,920	73,900	165,816	46,066	3,850,908	(917)

Reinvested capital gains	46,204	78,137	71,965	-	-	37,344	1,437,062	99

Net increase (decrease) in contract owners’ equity resulting from operations	$237,468	1,062,724	185,968	75,570	569,557	279,743	5,483,089	(703)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VRVDRA	VRVNMA
Reinvested dividends	$10,079	31,161
Mortality and expense risk charges (note 2)	-	-

Net investment income (loss)	10,079	31,161

Realized gain (loss) on investments	(7,176)	(2,770)
Change in unrealized gain (loss) on investments	50,090	3,724

Net gain (loss) on investments	42,914	954

Reinvested capital gains	6,301	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,294	32,115

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABTGB		ALVGIA		ALVIVB		ALVSVB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	30	6,870	5,789	1,181	329	373	813

Realized gain (loss) on investments	13	1,508	(5,228)	(3,871)	(41)	(109)	(2,489)	(2,074)

Change in unrealized gain (loss) on investments	1,948	(3,187)	41,330	13,568	1,195	6,091	4,853	13,342

Reinvested capital gains	263	6,439	16,319	30,442	-	-	2,936	8,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,224	4,790	59,291	45,928	2,335	6,311	5,673	20,628

Equity transactions:

Purchase payments received from contract owners (note 4)	37,076	-	1	(1)	-	-	(2)	26,890

Transfers between funds	13,665	(17)	41,585	51,762	-	-	-	(3,860)

Redemptions (notes 2, 3, and 4)	(638)	(482)	(12,169)	(9,705)	(965)	(725)	(38,477)	(46,702)

Adjustments to maintain reserves	(1)	-	(1)	(1)	-	-	-	(1)

Net equity transactions	50,102	(499)	29,416	42,055	(965)	(725)	(38,479)	(23,673)

Net change in contract owners’ equity	52,326	4,291	88,707	87,983	1,370	5,586	(32,806)	(3,045)

Contract owners’ equity at beginning of period	33,297	29,006	389,161	301,178	48,449	42,863	90,953	93,998

Contract owners’ equity at end of period	$85,623	33,297	477,868	389,161	49,819	48,449	58,147	90,953

CHANGE IN UNITS:

Beginning units	1,225	1,235	9,950	8,627	5,270	5,354	2,439	2,946

Units purchased	1,770	2,810	1,868	4,198	-	16	536	1,110

Units redeemed	(22)	(2,820)	(1,007)	(2,875)	(100)	(100)	(1,554)	(1,617)

Ending units	2,973	1,225	10,811	9,950	5,170	5,270	1,421	2,439

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	APTGBS		ALCAI2		ALCGI2		ALMGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$69,049	1,068	-	-	-	-	-	-

Realized gain (loss) on investments	25,916	8,127	29,611	(3,398)	12,217	1,193	99,605	(47,569)

Change in unrealized gain (loss) on investments	55,621	24,339	221,364	92,063	(659)	5,507	(39,507)	122,836

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,586	33,534	250,975	88,665	11,558	6,700	60,098	75,267

Equity transactions:

Purchase payments received from contract owners (note 4)	2,539	48,849	-	310	-	-	3,788	42,541

Transfers between funds	416,678	326,523	777,847	(3,183)	(6,620)	21,171	(370,611)	102,117

Redemptions (notes 2, 3, and 4)	(113,894)	(36,925)	(12,488)	(8,800)	(1,884)	(238)	(4,794)	(3,677)

Adjustments to maintain reserves	-	-	-	1	-	-	-	-

Net equity transactions	305,323	338,447	765,359	(11,672)	(8,504)	20,933	(371,617)	140,981

Net change in contract owners’ equity	455,909	371,981	1,016,334	76,993	3,054	27,633	(311,519)	216,248

Contract owners’ equity at beginning of period	609,805	237,824	286,895	209,902	27,633	-	492,625	276,377

Contract owners’ equity at end of period	$1,065,714	609,805	1,303,229	286,895	30,687	27,633	181,106	492,625

CHANGE IN UNITS:

Beginning units	48,819	21,040	3,043	3,186	489	-	11,537	7,973

Units purchased	43,240	61,486	9,554	6	2,374	632	2,603	9,886

Units redeemed	(23,442)	(33,707)	(3,266)	(149)	(2,483)	(143)	(10,637)	(6,322)

Ending units	68,617	48,819	9,331	3,043	380	489	3,503	11,537

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SVDF		SVOF		AAEIP3		AAGEA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	47	-	4,697	3,458	9,452	987

Realized gain (loss) on investments	16,025	(58,922)	53	-	34,313	565	7,326	469

Change in unrealized gain (loss) on investments	(6,640)	84,241	4,480	-	6,631	12,421	(23,729)	4,275

Reinvested capital gains	-	-	9,790	-	3,776	1,239	10,948	1,231

Net increase (decrease) in contract owners’ equity resulting from operations	9,385	25,319	14,370	-	49,417	17,683	3,997	6,962

Equity transactions:

Purchase payments received from contract owners (note 4)	(1)	1	-	-	598	1,442	703,266	47,369

Transfers between funds	(116,538)	2,092	90,000	-	(14,291)	(176,038)	(6,785)	-

Redemptions (notes 2, 3, and 4)	(1,637)	(43,485)	(995)	-	(769)	(7,473)	(6,731)	(4,890)

Adjustments to maintain reserves	2	(1)	-	-	-	(1)	(1)	(1)

Net equity transactions	(118,174)	(41,393)	89,005	-	(14,462)	(182,070)	689,749	42,478

Net change in contract owners’ equity	(108,789)	(16,074)	103,375	-	34,955	(164,387)	693,746	49,440

Contract owners’ equity at beginning of period	108,789	124,863	-	-	117,231	281,618	63,171	13,731

Contract owners’ equity at end of period	$-	108,789	103,375	-	152,186	117,231	756,917	63,171

CHANGE IN UNITS:

Beginning units	1,703	2,348	-	-	8,381	22,934	2,569	653

Units purchased	-	132	1,589	-	14,302	547	27,127	2,134

Units redeemed	(1,703)	(777)	(17)	-	(14,944)	(15,100)	(2,832)	(218)

Ending units	-	1,703	1,572	-	7,739	8,381	26,864	2,569

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABEAA2		ACEAA2		AGEAA2		AUGEA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$18,286	19,051	16,348	5,398	19,279	15,893	17,908	3,416

Realized gain (loss) on investments	(2,597)	(1,799)	76	(4,213)	1,163	25	(37)	(180)

Change in unrealized gain (loss) on investments	75,100	57,298	9,192	8,653	84,842	61,974	3,071	11,290

Reinvested capital gains	9,802	22,175	-	2,724	26,531	20,575	5,193	1,589

Net increase (decrease) in contract owners’ equity resulting from operations	100,591	96,725	25,616	12,562	131,815	98,467	26,135	16,115

Equity transactions:

Purchase payments received from contract owners (note 4)	-	283,787	-	200,000	158,136	478,923	19,490	-

Transfers between funds	41,435	(1,474)	450,597	(34,805)	115,367	52,868	605,231	-

Redemptions (notes 2, 3, and 4)	(94,581)	(12,133)	(1,677)	(350)	(10,427)	(5,304)	(4,172)	(1,829)

Adjustments to maintain reserves	-	-	-	-	-	(1)	1	(1)

Net equity transactions	(53,146)	270,180	448,920	164,845	263,076	526,486	620,550	(1,830)

Net change in contract owners’ equity	47,445	366,905	474,536	177,407	394,891	624,953	646,685	14,285

Contract owners’ equity at beginning of period	1,003,967	637,062	239,583	62,176	929,064	304,111	167,439	153,154

Contract owners’ equity at end of period	$1,051,412	1,003,967	714,119	239,583	1,323,955	929,064	814,124	167,439

CHANGE IN UNITS:

Beginning units	48,826	34,954	16,028	4,486	40,257	15,189	9,479	9,589

Units purchased	1,899	14,577	29,454	14,070	11,136	25,406	35,064	-

Units redeemed	(4,312)	(705)	(109)	(2,528)	(477)	(338)	(1,856)	(110)

Ending units	46,413	48,826	45,373	16,028	50,916	40,257	42,687	9,479

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVAA4		AMVBC4		AMVBD4		AMVCB4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$67,308	27,675	13,279	10,409	77,550	43,391	41,417	18,161

Realized gain (loss) on investments	21,998	(3,307)	9,733	1,331	(35,521)	(57,442)	3,841	544

Change in unrealized gain (loss) on investments	151,801	105,731	107,787	75,472	(40,449)	74,846	37,594	46,854

Reinvested capital gains	87,536	53,154	6,597	4,628	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	328,643	183,253	137,396	91,840	1,580	60,795	82,852	65,559

Equity transactions:

Purchase payments received from contract owners (note 4)	414,469	18,025	77,300	42,316	144,987	92,024	19,367	322,447

Transfers between funds	1,833,049	(50,037)	118,732	108,891	547,291	(14,023)	590,520	133,040

Redemptions (notes 2, 3, and 4)	(108,863)	(39,858)	(35,241)	(7,801)	(49,133)	(43,404)	(15,943)	(6,488)

Adjustments to maintain reserves	-	-	(1)	2	(1)	(1)	(1)	1

Net equity transactions	2,138,655	(71,870)	160,790	143,408	643,144	34,596	593,943	449,000

Net change in contract owners’ equity	2,467,298	111,383	298,186	235,248	644,724	95,391	676,795	514,559

Contract owners’ equity at beginning of period	1,464,035	1,352,652	701,548	466,300	1,392,343	1,296,952	890,937	376,378

Contract owners’ equity at end of period	$3,931,333	1,464,035	999,734	701,548	2,037,067	1,392,343	1,567,732	890,937

CHANGE IN UNITS:

Beginning units	72,822	76,717	26,909	20,921	117,076	114,206	65,848	30,253

Units purchased	108,281	3,595	7,679	6,765	108,775	27,339	41,134	36,554

Units redeemed	(12,690)	(7,490)	(2,324)	(777)	(56,220)	(24,469)	(1,580)	(959)

Ending units	168,413	72,822	32,264	26,909	169,631	117,076	105,402	65,848

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGB4		AMVGG4		AMVGI4		AMVGR4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$5,449	-	5,469	1,206	16,311	15,940	3,041	2,489

Realized gain (loss) on investments	(1,259)	(6,047)	(3,944)	(22,304)	7,386	(388)	(56,920)	37,584

Change in unrealized gain (loss) on investments	(12,725)	22,516	18,525	39,983	241,293	233,679	478,898	341,438

Reinvested capital gains	-	-	11,217	12,653	69,327	80,031	41,717	79,664

Net increase (decrease) in contract owners’ equity resulting from operations	(8,535)	16,469	31,267	31,538	334,317	329,262	466,736	461,175

Equity transactions:

Purchase payments received from contract owners (note 4)	-	22,849	227,404	-	78,944	44,671	113,491	129,929

Transfers between funds	45,127	245	262,310	133	143,376	(277,913)	(6,811)	42,005

Redemptions (notes 2, 3, and 4)	(9,068)	(38,849)	(13,110)	(8,820)	(58,347)	(18,875)	(133,801)	(216,626)

Adjustments to maintain reserves	(1)	2	-	-	-	(1)	1	(1)

Net equity transactions	36,058	(15,753)	476,604	(8,687)	163,973	(252,118)	(27,120)	(44,693)

Net change in contract owners’ equity	27,523	716	507,871	22,851	498,290	77,144	439,616	416,482

Contract owners’ equity at beginning of period	251,411	250,695	163,789	140,938	1,425,230	1,348,086	1,553,094	1,136,612

Contract owners’ equity at end of period	$278,934	251,411	671,660	163,789	1,923,520	1,425,230	1,992,710	1,553,094

CHANGE IN UNITS:

Beginning units	24,866	26,257	9,892	10,410	49,726	59,181	40,018	40,455

Units purchased	4,798	2,493	28,471	4,697	9,788	2,955	11,236	7,892

Units redeemed	(1,127)	(3,884)	(2,587)	(5,215)	(5,357)	(12,410)	(12,148)	(8,329)

Ending units	28,537	24,866	35,776	9,892	54,157	49,726	39,106	40,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGS4		AMVGW4		AMVHI4		AMVI4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,827	52	4,760	4,365	94,442	100,226	4,187	6,147

Realized gain (loss) on investments	(56,005)	(10,596)	4,084	10,063	77,330	(2,140)	(47,870)	(48,046)

Change in unrealized gain (loss) on investments	47,311	37,285	18,203	20,886	(18,323)	31,818	62,594	144,597

Reinvested capital gains	7,906	2,412	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,039	29,153	27,047	35,314	153,449	129,904	18,911	102,698

Equity transactions:

Purchase payments received from contract owners (note 4)	7,174	8,140	-	73,474	28,474	(183)	-	(274)

Transfers between funds	9,414	38,714	100,744	23,272	(389,901)	1,666,386	(134,037)	(248,445)

Redemptions (notes 2, 3, and 4)	(1,970)	(19,979)	(2,736)	(4,643)	(89,220)	(23,512)	(22,627)	(20,077)

Adjustments to maintain reserves	2	-	-	-	2	1	-	-

Net equity transactions	14,620	26,875	98,008	92,103	(450,645)	1,642,692	(156,664)	(268,796)

Net change in contract owners’ equity	15,659	56,028	125,055	127,417	(297,196)	1,772,596	(137,753)	(166,098)

Contract owners’ equity at beginning of period	227,757	171,729	219,743	92,326	1,932,118	159,522	541,876	707,974

Contract owners’ equity at end of period	$243,416	227,757	344,798	219,743	1,634,922	1,932,118	404,123	541,876

CHANGE IN UNITS:

Beginning units	17,675	15,431	15,290	7,751	127,218	11,783	37,724	56,955

Units purchased	6,029	4,006	6,777	13,770	174,856	302,904	833	1,536

Units redeemed	(5,205)	(1,762)	(966)	(6,231)	(203,662)	(187,469)	(11,224)	(20,767)

Ending units	18,499	17,675	21,101	15,290	98,412	127,218	27,333	37,724

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVIG4		AMVM4		AMVNW4		AMVUA4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$20,657	15,200	3,014	13,660	37,168	30,018	27,612	12,830

Realized gain (loss) on investments	(7,510)	(55,378)	(6,612)	(2,448)	(120,948)	(24,811)	(8,858)	(44,942)

Change in unrealized gain (loss) on investments	3,436	130,455	(297)	2,641	221,953	350,785	(21,415)	41,906

Reinvested capital gains	-	-	-	-	11,870	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,583	90,277	(3,895)	13,853	150,043	355,992	(2,661)	9,794

Equity transactions:

Purchase payments received from contract owners (note 4)	171,195	44,135	-	22,210	234,931	128,025	22,725	72,272

Transfers between funds	58,345	5,851	(315,277)	9,681	589,801	(87,339)	325,682	158,460

Redemptions (notes 2, 3, and 4)	(7,563)	(43,974)	(3,114)	(10,920)	(91,212)	(79,749)	(23,906)	(13,694)

Adjustments to maintain reserves	1	(1)	(2)	1	(1)	(3)	(1)	(1)

Net equity transactions	221,978	6,011	(318,393)	20,972	733,519	(39,066)	324,500	217,037

Net change in contract owners’ equity	238,561	96,288	(322,288)	34,825	883,562	316,926	321,839	226,831

Contract owners’ equity at beginning of period	655,397	559,109	390,714	355,889	2,514,524	2,197,598	446,271	219,440

Contract owners’ equity at end of period	$893,958	655,397	68,426	390,714	3,398,086	2,514,524	768,110	446,271

CHANGE IN UNITS:

Beginning units	56,276	55,525	34,900	32,905	152,144	153,802	41,739	21,062

Units purchased	19,174	6,059	225	8,351	78,950	23,054	45,330	36,152

Units redeemed	(1,003)	(5,308)	(29,034)	(6,356)	(37,732)	(24,712)	(15,547)	(15,475)

Ending units	74,447	56,276	6,091	34,900	193,362	152,144	71,522	41,739

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AVPAP2		AVRBP2		PIHYB2		PIVB2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,738	5,623	3,139	1,913	35,568	17,193	12,122	13,427

Realized gain (loss) on investments	493	(579)	(130)	(705)	23,660	34,400	(39,827)	(365)

Change in unrealized gain (loss) on investments	35,467	(10,329)	21,406	(2,480)	4,116	(13,497)	34,903	10,783

Reinvested capital gains	4,813	35,854	-	12,995	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,511	30,569	24,415	11,723	63,344	38,096	7,198	23,845

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	20,851	37,995	44,316	(200)	227	554

Transfers between funds	-	-	-	-	837,694	(1,608,251)	(142,268)	35,519

Redemptions (notes 2, 3, and 4)	(7,254)	(6,501)	(865)	(62)	(21,620)	(8,584)	(26,277)	(1,585)

Adjustments to maintain reserves	-	-	-	1	1	180	(2)	16

Net equity transactions	(7,254)	(6,501)	19,986	37,934	860,391	(1,616,855)	(168,320)	34,504

Net change in contract owners’ equity	40,257	24,068	44,401	49,657	923,735	(1,578,759)	(161,122)	58,349

Contract owners’ equity at beginning of period	324,844	300,776	153,473	103,816	-	1,578,759	395,156	336,807

Contract owners’ equity at end of period	$365,101	324,844	197,874	153,473	923,735	-	234,034	395,156

CHANGE IN UNITS:

Beginning units	19,990	20,403	9,328	6,924	-	70,177	21,879	19,898

Units purchased	-	-	1,274	3,228	117,198	313,146	2,091	2,239

Units redeemed	(389)	(413)	(51)	(824)	(83,103)	(383,323)	(11,392)	(258)

Ending units	19,601	19,990	10,551	9,328	34,095	-	12,578	21,879

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVEI2		PIVF2		PIVMV2		PIVSI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$479	1,450	2,036	1,189	1,783	133	22,563	19,366

Realized gain (loss) on investments	1,821	(2,601)	15,757	(11,247)	(90)	-	(24,292)	(1,018)

Change in unrealized gain (loss) on investments	(4,406)	(2,542)	45,621	53,543	2,859	333	23,830	23,789

Reinvested capital gains	4,602	10,544	18,847	8,771	6,226	897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,496	6,851	82,261	52,256	10,778	1,363	22,101	42,137

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	8,963	(1)	(1)	49

Transfers between funds	-	(86,319)	232,101	27,003	54,909	27,736	3,136	2,251

Redemptions (notes 2, 3, and 4)	(33,423)	(4,162)	(5,406)	(21,450)	(3,781)	(9)	(63,929)	(2,076)

Adjustments to maintain reserves	(1)	(1)	(1)	1	(3)	1	1	1

Net equity transactions	(33,424)	(90,482)	226,694	5,554	60,088	27,727	(60,793)	225

Net change in contract owners’ equity	(30,928)	(83,631)	308,955	57,810	70,866	29,090	(38,692)	42,362

Contract owners’ equity at beginning of period	55,618	139,249	233,674	175,864	36,612	7,522	562,841	520,479

Contract owners’ equity at end of period	$24,690	55,618	542,629	233,674	107,478	36,612	524,149	562,841

CHANGE IN UNITS:

Beginning units	1,380	3,702	4,281	4,142	1,028	237	28,509	28,493

Units purchased	-	32	4,878	841	1,797	791	3,788	581

Units redeemed	(828)	(2,354)	(1,032)	(702)	(98)	-	(6,735)	(565)

Ending units	552	1,380	8,127	4,281	2,727	1,028	25,562	28,509

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVED3		BRVHY3		BRVTR3		BVLCC3

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,862	2,706	43,369	43,978	26,209	8,352	869	618

Realized gain (loss) on investments	(2,727)	(2,113)	1,611	(9,529)	(4,945)	(9,156)	1,259	180

Change in unrealized gain (loss) on investments	3,628	8,319	2,576	51,623	(13,396)	16,831	12,348	14,870

Reinvested capital gains	12,207	8,163	-	-	-	-	20,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,970	17,075	47,556	86,072	7,868	16,027	34,844	15,668

Equity transactions:

Purchase payments received from contract owners (note 4)	-	23,004	45,957	32,546	160,396	159,639	55,727	35,160

Transfers between funds	-	10,451	(48,298)	39,717	185,040	76,658	8,471	40,440

Redemptions (notes 2, 3, and 4)	(32,822)	(2,317)	(4,907)	(79,753)	(23,885)	(32,196)	(4,739)	(1,495)

Adjustments to maintain reserves	1	(1)	211	368	1,285	645	-	-

Net equity transactions	(32,821)	31,137	(7,037)	(7,122)	322,836	204,746	59,459	74,105

Net change in contract owners’ equity	(15,851)	48,212	40,519	78,950	330,704	220,773	94,303	89,773

Contract owners’ equity at beginning of period	173,330	125,118	732,403	653,453	392,935	172,162	123,292	33,519

Contract owners’ equity at end of period	$157,479	173,330	772,922	732,403	723,639	392,935	217,595	123,292

CHANGE IN UNITS:

Beginning units	5,169	4,178	40,010	40,303	32,292	14,914	2,844	966

Units purchased	-	1,373	10,170	27,236	28,512	22,133	1,264	1,915

Units redeemed	(888)	(382)	(11,031)	(27,529)	(2,002)	(4,755)	(96)	(37)

Ending units	4,281	5,169	39,149	40,010	58,802	32,292	4,012	2,844

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BVLCV3		BVLFG3		MLVGA3		DSIF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$83	68	-	-	17,793	24,938	6,494	6,115

Realized gain (loss) on investments	3	-	237,656	62,732	(11,164)	(8,607)	95,165	(28,580)

Change in unrealized gain (loss) on investments	(99)	(223)	(61,254)	131,034	(2,134)	94,531	5,263	99,967

Reinvested capital gains	868	180	62,037	12,162	96,268	-	43,825	19,893

Net increase (decrease) in contract owners’ equity resulting from operations	855	25	238,439	205,928	100,763	110,862	150,747	97,395

Equity transactions:

Purchase payments received from contract owners (note 4)	-	5,288	143,816	(1)	158,138	47,861	42,288	1,950

Transfers between funds	-	-	(539,590)	919,880	16,929	78,083	104,077	174

Redemptions (notes 2, 3, and 4)	(78)	(1)	(51,902)	(194,138)	(83,902)	(34,826)	(99,803)	(55,153)

Adjustments to maintain reserves	(1)	(1)	1	1	(2)	2	(1)	1

Net equity transactions	(79)	5,286	(447,675)	725,742	91,163	91,120	46,561	(53,028)

Net change in contract owners’ equity	776	5,311	(209,236)	931,670	191,926	201,982	197,308	44,367

Contract owners’ equity at beginning of period	5,311	-	1,009,680	78,010	1,030,595	828,613	538,324	493,957

Contract owners’ equity at end of period	$6,087	5,311	800,444	1,009,680	1,222,521	1,030,595	735,632	538,324

CHANGE IN UNITS:

Beginning units	151	-	18,223	2,147	52,138	47,155	18,141	20,910

Units purchased	-	151	10,542	37,035	9,905	8,402	36,106	18,838

Units redeemed	(2)	-	(17,770)	(20,959)	(5,264)	(3,419)	(34,311)	(21,607)

Ending units	149	151	10,995	18,223	56,779	52,138	19,936	18,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSRG		DVSCS		CVN1IF		CVSBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$965	1,433	15,336	11,461	-	-	14,026	9,441

Realized gain (loss) on investments	845	(14,470)	11,756	(5,276)	1,495	-	2,092	(329)

Change in unrealized gain (loss) on investments	51,817	32,802	114,232	111,740	(3,784)	-	91,308	78,213

Reinvested capital gains	1,149	23,007	30,044	59,829	-	-	14,451	2,262

Net increase (decrease) in contract owners’ equity resulting from operations	54,776	42,772	171,368	177,754	(2,289)	-	121,877	89,587

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	20,564	38,885	-	-	111,227	1

Transfers between funds	230,508	(174)	1,305,722	105,311	315,734	-	75,320	-

Redemptions (notes 2, 3, and 4)	(1,571)	(13,172)	(124,954)	(24,921)	(39)	-	(12,510)	(9,341)

Adjustments to maintain reserves	-	-	(1)	2	-	-	-	(1)

Net equity transactions	228,937	(13,346)	1,201,331	119,277	315,695	-	174,037	(9,341)

Net change in contract owners’ equity	283,713	29,426	1,372,699	297,031	313,406	-	295,914	80,246

Contract owners’ equity at beginning of period	135,562	106,136	1,368,751	1,071,720	-	-	630,118	549,872

Contract owners’ equity at end of period	$419,275	135,562	2,741,450	1,368,751	313,406	-	926,032	630,118

CHANGE IN UNITS:

Beginning units	2,548	2,471	27,198	24,573	-	-	32,156	32,668

Units purchased	3,863	2,232	31,546	4,403	38,215	-	8,366	5

Units redeemed	(100)	(2,155)	(8,285)	(1,778)	(8,728)	-	(781)	(517)

Ending units	6,311	2,548	50,459	27,198	29,487	-	39,741	32,156

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVGT2		CLVLV1		CLVSI2		CLVSV1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	-	-	18,742	26,668	-	-

Realized gain (loss) on investments	(89,604)	3,360	4,097	636	(18,452)	(22,168)	58,220	93,128

Change in unrealized gain (loss) on investments	471,416	565,539	32,953	14,585	21,325	62,969	(17,989)	(52,347)

Reinvested capital gains	145,713	99,066	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	527,525	667,965	37,050	15,221	21,615	67,469	40,231	40,781

Equity transactions:

Purchase payments received from contract owners (note 4)	75,855	(9)	-	1	1	2,516	30,543	44,007

Transfers between funds	(587,347)	50,070	(18,030)	(3,994)	(411,044)	198,104	7,829	(110,574)

Redemptions (notes 2, 3, and 4)	(5,897)	(18,950)	(2,300)	(1,720)	(95,749)	(26,704)	(224,690)	(1,470)

Adjustments to maintain reserves	-	(3)	-	(1)	-	(1)	1	(1)

Net equity transactions	(517,389)	31,108	(20,330)	(5,714)	(506,792)	173,915	(186,317)	(68,038)

Net change in contract owners’ equity	10,136	699,073	16,720	9,507	(485,177)	241,384	(146,086)	(27,257)

Contract owners’ equity at beginning of period	2,187,370	1,488,297	295,913	286,406	890,740	649,356	268,541	295,798

Contract owners’ equity at end of period	$2,197,506	2,187,370	312,633	295,913	405,563	890,740	122,455	268,541

CHANGE IN UNITS:

Beginning units	15,269	15,051	8,233	8,398	70,477	56,106	9,312	11,605

Units purchased	1,571	668	-	4	4,191	25,526	2,157	3,512

Units redeemed	(4,721)	(450)	(526)	(169)	(43,963)	(11,155)	(7,742)	(5,805)

Ending units	12,119	15,269	7,707	8,233	30,705	70,477	3,727	9,312

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CSCRS		DWVSVS		DFVEA		DFVGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,647	11,765	2,392	1,382	166,476	140,648	167,714	91,020

Realized gain (loss) on investments	(122)	(25,542)	(7,591)	(2,953)	556,565	33,244	(11,083)	(9,914)

Change in unrealized gain (loss) on investments	1,133	8,282	10,962	12,056	303,754	693,404	(13,038)	24,606

Reinvested capital gains	-	-	8,984	9,260	119,629	154,788	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,658	(5,495)	14,747	19,745	1,146,424	1,022,084	143,593	105,712

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	411,934	8,661	961,344	291,292	46,223	68,405

Transfers between funds	(720)	4,060	(39,612)	(5,258)	710,105	1,916,001	1,067,418	207,744

Redemptions (notes 2, 3, and 4)	(3,053)	(4,948)	(543)	(6,476)	(158,719)	(44,138)	(90,964)	(69,089)

Adjustments to maintain reserves	-	-	-	(3)	(1)	1	2	-

Net equity transactions	(3,773)	(888)	371,779	(3,076)	1,512,729	2,163,156	1,022,679	207,060

Net change in contract owners’ equity	(1,115)	(6,383)	386,526	16,669	2,659,153	3,185,240	1,166,272	312,772

Contract owners’ equity at beginning of period	54,891	61,274	227,598	210,929	7,676,901	4,491,661	2,474,712	2,161,940

Contract owners’ equity at end of period	$53,776	54,891	614,124	227,598	10,336,054	7,676,901	3,640,984	2,474,712

CHANGE IN UNITS:

Beginning units	7,674	7,786	12,456	12,594	464,369	325,617	223,392	204,509

Units purchased	202	6,507	20,107	1,108	288,405	147,754	105,944	29,941

Units redeemed	(704)	(6,619)	(2,288)	(1,246)	(208,207)	(9,002)	(16,674)	(11,058)

Ending units	7,172	7,674	30,275	12,456	544,567	464,369	312,662	223,392

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVGMI		DFVIS		DFVIV		DFVSTF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$123,084	139,667	73,512	64,718	159,086	162,365	224,857	112,631

Realized gain (loss) on investments	307,918	136,715	40,349	4,011	121,174	340,307	2,036	(18,854)

Change in unrealized gain (loss) on investments	142,635	401,142	(98,576)	230,131	(137,076)	87,070	(15,275)	58,779

Reinvested capital gains	29,139	62,403	61,949	-	87,174	34,339	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	602,776	739,927	77,234	298,860	230,358	624,081	211,618	152,556

Equity transactions:

Purchase payments received from contract owners (note 4)	300,931	223,932	284,038	148,476	143,811	65,719	223,302	243,499

Transfers between funds	(552,895)	833,481	(37,703)	(147,811)	201,617	(452,313)	1,124,268	119,388

Redemptions (notes 2, 3, and 4)	(688,410)	(736,165)	(158,321)	(79,462)	(136,465)	(134,518)	(99,126)	(619,600)

Adjustments to maintain reserves	(1)	1	1	-	(1)	1	-	(1)

Net equity transactions	(940,375)	321,249	88,015	(78,797)	208,962	(521,111)	1,248,444	(256,714)

Net change in contract owners’ equity	(337,599)	1,061,176	165,249	220,063	439,320	102,970	1,460,062	(104,158)

Contract owners’ equity at beginning of period	5,510,074	4,448,898	2,347,689	2,127,626	3,751,014	3,648,044	3,438,696	3,542,854

Contract owners’ equity at end of period	$5,172,475	5,510,074	2,512,938	2,347,689	4,190,334	3,751,014	4,898,758	3,438,696

CHANGE IN UNITS:

Beginning units	319,284	295,016	148,261	152,942	254,610	291,117	318,213	343,327

Units purchased	79,410	67,887	37,859	28,762	70,710	51,846	145,572	124,535

Units redeemed	(130,389)	(43,619)	(32,873)	(33,443)	(57,885)	(88,353)	(32,945)	(149,649)

Ending units	268,305	319,284	153,247	148,261	267,435	254,610	430,840	318,213

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		DFVULV		DFVUTV		ETVFR		FHIB

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	93,285	80,661	65,731	60,592	158,272	195,952	40,431	17,042

Realized gain (loss) on investments		227,123	434,644	170,783	404,554	5,763	(72,321)	7,476	(479)

Change in unrealized gain (loss) on investments		(303,465)	(79,513)	(218,191)	85,672	(15,529)	122,775	(23,718)	35,943

Reinvested capital gains		529,357	55,784	385,587	319,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		546,300	491,576	403,910	870,462	148,506	246,406	24,189	52,506

Equity transactions:

Purchase payments received from contract owners (note 4)		132,989	67,267	76,629	147,826	6,923	10,443	21,454	-

Transfers between funds		346,598	(290,067)	700,422	(52,358)	(295,615)	(1,355,340)	(277,917)	276,884

Redemptions (notes 2, 3, and 4)		(150,568)	(47,725)	(706,901)	(126,095)	(31,227)	(62,007)	(5,271)	(9,208)

Adjustments to maintain reserves		2	-	1	-	(1)	5	(1)	-

Net equity transactions		329,021	(270,525)	70,151	(30,627)	(319,920)	(1,406,899)	(261,735)	267,676

Net change in contract owners’ equity		875,321	221,051	474,061	839,835	(171,414)	(1,160,493)	(237,546)	320,182

Contract owners’ equity at beginning of period		4,280,376	4,059,325	5,010,092	4,170,257	2,238,413	3,398,906	595,740	275,558

Contract owners’ equity at end of period	$	5,155,697	4,280,376	5,484,153	5,010,092	2,066,999	2,238,413	358,194	595,740

CHANGE IN UNITS:

Beginning units		201,030	210,944	216,675	215,946	137,158	231,617	19,593	10,215

Units purchased		49,234	59,664	64,798	44,523	8,026	183,943	4,931	11,182

Units redeemed		(36,169)	(69,578)	(61,593)	(43,794)	(27,563)	(278,402)	(13,439)	(1,804)

Ending units		214,095	201,030	219,880	216,675	117,621	137,158	11,085	19,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVK2S		FVU2		FB2		FC2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,303	-	26,470	7,743	22,908	14,843	901	5,684

Realized gain (loss) on investments	(420)	(37)	(3,641)	(6)	7,993	(28,393)	60,773	(169,889)

Change in unrealized gain (loss) on investments	79,455	79,656	120,513	32,011	103,308	168,616	324,806	656,705

Reinvested capital gains	20,067	-	-	-	35,166	40,978	451,613	82,200

Net increase (decrease) in contract owners’ equity resulting from operations	103,405	79,619	143,342	39,748	169,375	196,044	838,093	574,700

Equity transactions:

Purchase payments received from contract owners (note 4)	399	6,149	1	-	211,910	-	483,064	95,608

Transfers between funds	-	-	613,187	40,189	122,303	(237,096)	268,082	(443,253)

Redemptions (notes 2, 3, and 4)	(2,719)	(90)	(83,979)	(106)	(16,959)	(14,801)	(69,548)	(10,586)

Adjustments to maintain reserves	-	3	(1)	1	(2)	-	(1)	-

Net equity transactions	(2,320)	6,062	529,208	40,084	317,252	(251,897)	681,597	(358,231)

Net change in contract owners’ equity	101,085	85,681	672,550	79,832	486,627	(55,853)	1,519,690	216,469

Contract owners’ equity at beginning of period	616,107	530,426	490,805	410,973	971,331	1,027,184	2,405,411	2,188,942

Contract owners’ equity at end of period	$717,192	616,107	1,163,355	490,805	1,457,958	971,331	3,925,101	2,405,411

CHANGE IN UNITS:

Beginning units	17,340	17,146	15,176	13,810	30,123	38,620	52,264	63,311

Units purchased	13	196	19,487	1,371	11,168	1,048	23,981	12,651

Units redeemed	(68)	(2)	(3,535)	(5)	(2,188)	(9,545)	(12,338)	(23,698)

Ending units	17,285	17,340	31,128	15,176	39,103	30,123	63,907	52,264

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FDSCS2		FEI2		FEMS2		FG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,097	1,812	8,281	22,229	228	-	-	19

Realized gain (loss) on investments	(1,697)	346	70,573	(4,128)	(1)	-	135,057	(16,135)

Change in unrealized gain (loss) on investments	83,556	39,041	43,593	67,799	(457)	-	(155,400)	241,937

Reinvested capital gains	4,578	-	35,932	38,144	-	-	552,110	59,859

Net increase (decrease) in contract owners’ equity resulting from operations	92,534	41,199	158,379	124,044	(230)	-	531,767	285,680

Equity transactions:

Purchase payments received from contract owners (note 4)	106,555	18,953	9,887	99,545	-	-	89,217	216,884

Transfers between funds	365,514	51,225	(969,243)	87,823	20,250	-	462,210	601,491

Redemptions (notes 2, 3, and 4)	(33,697)	(7,023)	(12,285)	(17,773)	(52)	-	(38,537)	(29,306)

Adjustments to maintain reserves	-	2	-	1	-	-	1	1

Net equity transactions	438,372	63,157	(971,641)	169,596	20,198	-	512,891	789,070

Net change in contract owners’ equity	530,906	104,356	(813,262)	293,640	19,968	-	1,044,658	1,074,750

Contract owners’ equity at beginning of period	270,845	166,489	1,334,989	1,041,349	-	-	1,515,066	440,316

Contract owners’ equity at end of period	$801,751	270,845	521,727	1,334,989	19,968	-	2,559,724	1,515,066

CHANGE IN UNITS:

Beginning units	7,718	5,725	37,451	32,245	-	-	23,592	9,317

Units purchased	14,887	2,665	7,064	6,308	1,916	-	15,630	16,058

Units redeemed	(3,006)	(672)	(31,794)	(1,102)	(5)	-	(8,578)	(1,783)

Ending units	19,599	7,718	12,721	37,451	1,911	-	30,644	23,592

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FGI2		FGO2		FHI2		FIGBP2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,275	1,814	-	-	5,299	3,657	126,585	85,949

Realized gain (loss) on investments	7,568	733	458,859	(190,277)	1,369	538	(62,498)	(313,229)

Change in unrealized gain (loss) on investments	482	13,149	145,094	789,976	79	1,825	(6,202)	417,525

Reinvested capital gains	22,441	4,462	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,766	20,158	603,953	599,699	6,747	6,020	57,885	190,245

Equity transactions:

Purchase payments received from contract owners (note 4)	-	(9,858)	94,853	97,455	-	(136)	783,560	161,606

Transfers between funds	190,404	10,357	(1,175,112)	667,778	17,294	9,495	802,552	491,421

Redemptions (notes 2, 3, and 4)	(4,970)	(6,561)	(41,800)	(117,972)	(3,764)	(8,832)	(425,644)	(806,715)

Adjustments to maintain reserves	-	(1)	(1)	-	2	(1)	(1)	(1)

Net equity transactions	185,434	(6,063)	(1,122,060)	647,261	13,532	526	1,160,467	(153,689)

Net change in contract owners’ equity	220,200	14,095	(518,107)	1,246,960	20,279	6,546	1,218,352	36,556

Contract owners’ equity at beginning of period	130,883	116,788	2,203,992	957,032	66,528	59,982	3,437,638	3,401,082

Contract owners’ equity at end of period	$351,083	130,883	1,685,885	2,203,992	86,807	66,528	4,655,990	3,437,638

CHANGE IN UNITS:

Beginning units	2,984	3,152	29,293	18,482	3,884	3,860	253,913	266,287

Units purchased	4,549	2,431	4,208	17,477	2,172	3,730	133,098	133,376

Units redeemed	(969)	(2,599)	(17,330)	(6,666)	(1,390)	(3,706)	(48,186)	(145,750)

Ending units	6,564	2,984	16,171	29,293	4,666	3,884	338,825	253,913

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FMC2		FNRS2		FO2		FRESS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,513	1,080	5,953	6,227	5,477	1,138	7,875	5,455

Realized gain (loss) on investments	1,755	(4,666)	17,945	(32,938)	6,413	830	(3,685)	(69,659)

Change in unrealized gain (loss) on investments	(29,004)	33,822	(3,608)	14,964	(42,492)	23,358	7,593	67,612

Reinvested capital gains	90,501	7,920	-	-	19,688	381	-	15,930

Net increase (decrease) in contract owners’ equity resulting from operations	65,765	38,156	20,290	(11,747)	(10,914)	25,707	11,783	19,338

Equity transactions:

Purchase payments received from contract owners (note 4)	13,733	2,290	246,344	17,534	-	(1)	-	(1)

Transfers between funds	356,592	88,215	(74,465)	1,030	284,355	(421)	(26,313)	(79,009)

Redemptions (notes 2, 3, and 4)	(11,047)	(3,371)	(18,495)	(12,819)	(4,170)	(2,728)	(602)	(1,234)

Adjustments to maintain reserves	1	(2)	1	(1)	(1)	1	2	1

Net equity transactions	359,279	87,132	153,385	5,744	280,184	(3,149)	(26,913)	(80,243)

Net change in contract owners’ equity	425,044	125,288	173,675	(6,003)	269,270	22,558	(15,130)	(60,905)

Contract owners’ equity at beginning of period	312,816	187,528	323,311	329,314	151,163	128,605	215,102	276,007

Contract owners’ equity at end of period	$737,860	312,816	496,986	323,311	420,433	151,163	199,972	215,102

CHANGE IN UNITS:

Beginning units	10,239	7,047	10,902	11,182	7,254	7,419	8,919	12,691

Units purchased	10,869	4,796	9,602	24,884	16,220	73	494	7,063

Units redeemed	(496)	(1,604)	(4,393)	(25,164)	(4,224)	(238)	(1,609)	(10,835)

Ending units	20,612	10,239	16,111	10,902	19,250	7,254	7,804	8,919

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FV2		FVFI2		FVFRHI		FVICA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$11,052	8,452	5,203	7,787	71,732	25,070	9,427	1,502

Realized gain (loss) on investments	19,314	4,341	(3,232)	(11,309)	(2,150)	(4,332)	(7,030)	(31,079)

Change in unrealized gain (loss) on investments	(30,380)	91,658	5,558	17,816	(5,131)	(7,834)	73,459	226,498

Reinvested capital gains	96,847	28,617	90	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,833	133,068	7,619	14,294	64,451	12,904	75,856	196,921

Equity transactions:

Purchase payments received from contract owners (note 4)	43,966	-	-	-	83,765	6,849	553,037	40,732

Transfers between funds	(9,215)	86,203	(31,657)	(69,064)	696,062	263,592	379,913	232,397

Redemptions (notes 2, 3, and 4)	(503,063)	(5,219)	(4,170)	(4,313)	(16,553)	(2,873)	(46,703)	(21,044)

Adjustments to maintain reserves	-	(1)	-	1	(2)	-	(1)	1

Net equity transactions	(468,312)	80,983	(35,827)	(73,376)	763,272	267,568	886,246	252,086

Net change in contract owners’ equity	(371,479)	214,051	(28,208)	(59,082)	827,723	280,472	962,102	449,007

Contract owners’ equity at beginning of period	839,837	625,786	173,158	232,240	280,472	-	1,080,977	631,970

Contract owners’ equity at end of period	$468,358	839,837	144,950	173,158	1,108,195	280,472	2,043,079	1,080,977

CHANGE IN UNITS:

Beginning units	20,128	17,918	13,399	19,345	26,014	-	38,413	28,561

Units purchased	3,186	2,777	-	19	79,022	49,014	37,673	14,881

Units redeemed	(13,209)	(567)	(2,635)	(5,965)	(10,306)	(23,000)	(8,814)	(5,029)

Ending units	10,105	20,128	10,764	13,399	94,730	26,014	67,272	38,413

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSIS2		FVSS2		FEOVF		FTVGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$74,599	40,011	5,485	849	16,860	-	-	-

Realized gain (loss) on investments	(20,825)	(21,976)	6,228	(6,828)	2,105	(5,973)	(15,870)	(5,737)

Change in unrealized gain (loss) on investments	51,829	62,324	(59,526)	14,342	(38,886)	11,501	5,457	9,768

Reinvested capital gains	-	-	89,862	3,579	6,665	26,467	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,603	80,359	42,049	11,942	(13,256)	31,995	(10,413)	4,031

Equity transactions:

Purchase payments received from contract owners (note 4)	186,133	13,684	52	-	545	81,417	-	65

Transfers between funds	1,004,373	51,038	719,479	8,773	660,199	3,151	(233,790)	77,594

Redemptions (notes 2, 3, and 4)	(88,829)	(47,745)	(8,193)	(797)	(7,476)	(62,934)	(1,592)	(22,214)

Adjustments to maintain reserves	-	-	-	1	(1)	(2)	-	(1)

Net equity transactions	1,101,677	16,977	711,338	7,977	653,267	21,632	(235,382)	55,444

Net change in contract owners’ equity	1,207,280	97,336	753,387	19,919	640,011	53,627	(245,795)	59,475

Contract owners’ equity at beginning of period	958,748	861,412	100,125	80,206	310,601	256,974	258,226	198,751

Contract owners’ equity at end of period	$2,166,028	958,748	853,512	100,125	950,612	310,601	12,431	258,226

CHANGE IN UNITS:

Beginning units	61,443	60,271	8,563	8,273	11,838	10,781	16,318	12,922

Units purchased	82,900	11,765	61,576	6,298	24,464	3,949	-	6,728

Units redeemed	(13,114)	(10,593)	(3,271)	(6,008)	(2,153)	(2,892)	(15,432)	(3,332)

Ending units	131,229	61,443	66,868	8,563	34,149	11,838	886	16,318

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVGR2		FTVIS2		FTVMS2		FTVRD2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$865	7,103	19,080	17,288	288	236	6,195	8,487

Realized gain (loss) on investments	(47,415)	(2,455)	(657)	(3,036)	(27)	(2,061)	332	(69,293)

Change in unrealized gain (loss) on investments	40,970	22,020	7,338	(12,232)	942	1,936	27,503	55,823

Reinvested capital gains	-	-	1,563	20,958	299	1,088	29,474	97,403

Net increase (decrease) in contract owners’ equity resulting from operations	(5,580)	26,668	27,324	22,978	1,502	1,199	63,504	92,420

Equity transactions:

Purchase payments received from contract owners (note 4)	-	28,586	499	1,200	2	(1)	52,962	232

Transfers between funds	(194,387)	(968)	71,567	138,094	-	403	(1,017)	(371,121)

Redemptions (notes 2, 3, and 4)	(2,002)	(2,945)	(3,916)	(2,840)	(197)	(158)	(4,482)	(18,262)

Adjustments to maintain reserves	1	(1)	1	1	(1)	1	-	-

Net equity transactions	(196,388)	24,672	68,151	136,455	(196)	245	47,463	(389,151)

Net change in contract owners’ equity	(201,968)	51,340	95,475	159,433	1,306	1,444	110,967	(296,731)

Contract owners’ equity at beginning of period	266,870	215,530	354,201	194,768	13,387	11,943	562,025	858,756

Contract owners’ equity at end of period	$64,902	266,870	449,676	354,201	14,693	13,387	672,992	562,025

CHANGE IN UNITS:

Beginning units	10,427	9,383	10,745	6,418	393	398	23,039	39,454

Units purchased	1,547	1,292	2,095	4,949	-	320	2,556	7,152

Units redeemed	(9,430)	(248)	(115)	(622)	(5)	(325)	(693)	(23,567)

Ending units	2,544	10,427	12,725	10,745	388	393	24,902	23,039

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVSI2		FTVUG2		GVMSA		GVFRB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$12,456	15,087	949	151	9,846	15,260	180,691	86,382

Realized gain (loss) on investments	(5,888)	(23,015)	(1,431)	(9)	(356)	(156)	39,917	15,388

Change in unrealized gain (loss) on investments	2,850	30,612	(609)	764	(2,203)	(2,730)	(55,854)	106,888

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,418	22,684	(1,091)	906	7,287	12,374	164,754	208,658

Equity transactions:

Purchase payments received from contract owners (note 4)	334	50,149	-	-	97,522	46,001	22,952	3,689

Transfers between funds	492,158	(107,964)	42,570	24,805	41,633	70,770	156,872	1,426,842

Redemptions (notes 2, 3, and 4)	(6,884)	(7,052)	(26,391)	(147)	(8,074)	(3,110)	(82,933)	(94,622)

Adjustments to maintain reserves	(1)	(1)	-	-	1	-	-	(2)

Net equity transactions	485,607	(64,868)	16,179	24,658	131,082	113,661	96,891	1,335,907

Net change in contract owners’ equity	495,025	(42,184)	15,088	25,564	138,369	126,035	261,645	1,544,565

Contract owners’ equity at beginning of period	310,919	353,103	31,123	5,559	243,709	117,674	2,437,380	892,815

Contract owners’ equity at end of period	$805,944	310,919	46,211	31,123	382,078	243,709	2,699,025	2,437,380

CHANGE IN UNITS:

Beginning units	15,205	18,681	2,436	455	21,801	11,319	170,328	69,331

Units purchased	24,838	2,814	16,760	1,993	12,046	10,771	40,797	124,021

Units redeemed	(2,153)	(6,290)	(15,628)	(12)	(701)	(289)	(34,568)	(23,024)

Ending units	37,890	15,205	3,568	2,436	33,146	21,801	176,557	170,328

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVR2XS		GVTRBE		RAF		RBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$286	40	99,871	81,411	-	-	-	-

Realized gain (loss) on investments	26,553	(7,652)	(45,789)	(27,367)	-	(6,195)	24	(7,737)

Change in unrealized gain (loss) on investments	(19,876)	14,584	27,352	94,326	-	(1,148)	(1,688)	7,951

Reinvested capital gains	430	-	-	-	-	-	2,146	235

Net increase (decrease) in contract owners’ equity resulting from operations	7,393	6,972	81,434	148,370	-	(7,343)	482	449

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	31,377	177,934	-	-	(1)	-

Transfers between funds	8,095	40,630	639,852	(32,002)	-	(27,450)	(809)	999

Redemptions (notes 2, 3, and 4)	(1,547)	(416)	(226,846)	(97,903)	-	-	(215)	(359)

Adjustments to maintain reserves	(1)	1	1	(3)	-	-	-	(1)

Net equity transactions	6,547	40,215	444,384	48,026	-	(27,450)	(1,025)	639

Net change in contract owners’ equity	13,940	47,187	525,818	196,396	-	(34,793)	(543)	1,088

Contract owners’ equity at beginning of period	47,187	-	2,304,847	2,108,451	-	34,793	23,963	22,875

Contract owners’ equity at end of period	$61,127	47,187	2,830,665	2,304,847	-	-	23,420	23,963

CHANGE IN UNITS:

Beginning units	2,223	-	152,890	149,589	-	58,480	380	383

Units purchased	15,133	11,815	58,214	19,891	-	192,984	1,979	430

Units redeemed	(14,727)	(9,592)	(28,970)	(16,590)	-	(251,464)	(1,982)	(433)

Ending units	2,629	2,223	182,134	152,890	-	-	377	380

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RBKF		RBMF		RELF		RENF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$139	-	-	-	-	-	-	-

Realized gain (loss) on investments	2	-	-	(2,305)	134,118	(10,404)	1,784	(3,639)

Change in unrealized gain (loss) on investments	(1,504)	-	-	-	(51,247)	97,616	-	(583)

Reinvested capital gains	-	-	-	-	11,310	5,588	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,363)	-	-	(2,305)	94,181	92,800	1,784	(4,222)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	81,556	-	-	1

Transfers between funds	31,747	-	-	2,325	(70,099)	15,717	(1,762)	(17,389)

Redemptions (notes 2, 3, and 4)	(66)	-	-	(20)	(20,246)	(14,562)	(21)	(10,017)

Adjustments to maintain reserves	-	-	-	-	(1)	1	-	(1)

Net equity transactions	31,681	-	-	2,305	(8,790)	1,156	(1,783)	(27,406)

Net change in contract owners’ equity	30,318	-	-	-	85,391	93,956	1	(31,628)

Contract owners’ equity at beginning of period	-	-	-	-	264,958	171,002	14	31,642

Contract owners’ equity at end of period`	$30,318	-	-	-	350,349	264,958	15	14

CHANGE IN UNITS:

Beginning units	-	-	-	-	3,163	3,159	1	1,913

Units purchased	2,332	-	-	2,607	8,667	609	6,881	4,736

Units redeemed	(5)	-	-	(2,607)	(8,229)	(605)	(6,881)	(6,648)

Ending units	2,327	-	-	-	3,601	3,163	1	1

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RESF		RFSF		RHCF		RHYS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	863	-	-	-	6,151	-

Realized gain (loss) on investments	1,834	(5,573)	18,404	(115)	907	619	(246)	-

Change in unrealized gain (loss) on investments	(1,127)	1,127	1,101	719	(1,372)	(279)	471	-

Reinvested capital gains	-	-	380	-	721	1,118	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	707	(4,446)	20,748	604	256	1,458	6,376	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-

Transfers between funds	(14,765)	19,705	47,822	38,339	3,489	(30,123)	276,481	-

Redemptions (notes 2, 3, and 4)	(1,189)	(11)	(1,671)	-	(2,225)	(1,900)	(1,571)	-

Adjustments to maintain reserves	(1)	-	-	-	-	2	-	-

Net equity transactions	(15,955)	19,694	46,151	38,339	1,264	(32,021)	274,910	-

Net change in contract owners’ equity	(15,248)	15,248	66,899	38,943	1,520	(30,563)	281,286	-

Contract owners’ equity at beginning of period	15,248	-	38,943	-	25,635	56,198	-	-

Contract owners’ equity at end of period	$-	15,248	105,842	38,943	27,155	25,635	281,286	-

CHANGE IN UNITS:

Beginning units	2,496	-	1,882	-	518	1,193	-	-

Units purchased	97,174	29,009	9,642	2,092	241	2,405	22,787	-

Units redeemed	(99,670)	(26,513)	(7,341)	(210)	(211)	(3,080)	(3,325)	-

Ending units	-	2,496	4,183	1,882	548	518	19,462	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RINF		RJNF		RLCE		RLCJ

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	306	-	-	160	983	-

Realized gain (loss) on investments	2,830	(4,172)	(235)	(3,457)	6,133	938	(2,198)	-

Change in unrealized gain (loss) on investments	(1,004)	1,004	1,260	(650)	(5,996)	5,996	-	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,826	(3,168)	1,331	(4,107)	137	7,094	(1,215)	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	22,291	-

Transfers between funds	(30,688)	32,779	(6,091)	3,797	(43,077)	45,462	(21,074)	-

Redemptions (notes 2, 3, and 4)	(748)	(1)	-	(31)	(8,174)	(1,442)	(1)	-

Adjustments to maintain reserves	1	(1)	-	-	-	-	(1)	-

Net equity transactions	(31,435)	32,777	(6,091)	3,766	(51,251)	44,020	1,215	-

Net change in contract owners’ equity	(29,609)	29,609	(4,760)	(341)	(51,114)	51,114	-	-

Contract owners’ equity at beginning of period	29,609	-	12,131	12,472	51,114	-	-	-

Contract owners’ equity at end of period	$-	29,609	7,371	12,131	-	51,114	-	-

CHANGE IN UNITS:

Beginning units	496	-	2,994	3,209	3,571	-	-	-

Units purchased	4,466	2,549	6,330	27,769	567	4,166	1,890	-

Units redeemed	(4,962)	(2,053)	(7,768)	(27,984)	(4,138)	(595)	(1,890)	-

Ending units	-	496	1,556	2,994	-	3,571	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RLF		RMED		RMEK		RNF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6	-	1,223	-	-	-	-	-

Realized gain (loss) on investments	1,486	5,066	(3,652)	(1,308)	(705)	-	4	(646)

Change in unrealized gain (loss) on investments	(1,805)	7,346	28,408	22,728	-	-	(1)	1

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(313)	12,412	25,979	21,420	(705)	-	3	(645)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	63,609	-	-	-	-	-

Transfers between funds	(41,203)	50,611	(16,266)	9,431	705	-	(20)	862

Redemptions (notes 2, 3, and 4)	(13,774)	(20,387)	(3,881)	(2,510)	-	-	-	(199)

Adjustments to maintain reserves	(1)	-	1	(1)	-	-	-	(1)

Net equity transactions	(54,978)	30,224	43,463	6,920	705	-	(20)	662

Net change in contract owners’ equity	(55,291)	42,636	69,442	28,340	-	-	(17)	17

Contract owners’ equity at beginning of period	61,709	19,073	134,132	105,792	-	-	17	-

Contract owners’ equity at end of period	$6,418	61,709	203,574	134,132	-	-	-	17

CHANGE IN UNITS:

Beginning units	1,824	691	2,324	2,178	-	-	-	-

Units purchased	9,953	14,545	1,091	216	684	-	-	1,530

Units redeemed	(11,614)	(13,412)	(355)	(70)	(684)	-	-	(1,530)

Ending units	163	1,824	3,060	2,324	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROF		RPMF		RREF		RRF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,917	-	792	1,460	612	553	-	-

Realized gain (loss) on investments	175,024	164,199	(20,320)	(3,522)	(33)	(43)	2,020	(24,779)

Change in unrealized gain (loss) on investments	99,017	187,791	17,610	(3,021)	1,708	2,080	-	34,709

Reinvested capital gains	27,001	-	-	-	-	1,665	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,959	351,990	(1,918)	(5,083)	2,287	4,255	2,020	9,930

Equity transactions:

Purchase payments received from contract owners (note 4)	128,184	2	-	-	-	-	-	-

Transfers between funds	114,539	720,300	(210,524)	109,883	-	-	(2,014)	(69,987)

Redemptions (notes 2, 3, and 4)	(41,255)	(230,319)	(126,885)	(132,415)	(87)	(87)	(6)	(11,131)

Adjustments to maintain reserves	2	(4)	(1)	1	-	-	-	-

Net equity transactions	201,470	489,979	(337,410)	(22,531)	(87)	(87)	(2,020)	(81,118)

Net change in contract owners’ equity	505,429	841,969	(339,328)	(27,614)	2,200	4,168	-	(71,188)

Contract owners’ equity at beginning of period	1,146,483	304,514	384,633	412,247	45,470	41,302	-	71,188

Contract owners’ equity at end of period	$1,651,912	1,146,483	45,305	384,633	47,670	45,470	-	-

CHANGE IN UNITS:

Beginning units	10,928	4,447	25,170	28,009	2,072	2,077	-	1,925

Units purchased	10,025	21,587	2,680	30,935	-	-	730	586

Units redeemed	(8,245)	(15,106)	(25,108)	(33,774)	(4)	(5)	(730)	(2,511)

Ending units	12,708	10,928	2,742	25,170	2,068	2,072	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTEC		RTEL		RTF		RTRF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	-	-	-	-	12	-

Realized gain (loss) on investments	28,546	5,630	1,006	-	-	102	8	(6,386)

Change in unrealized gain (loss) on investments	305	9,404	-	-	-	88	64	733

Reinvested capital gains	11,862	916	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,713	15,950	1,006	-	-	190	84	(5,653)

Equity transactions:

Purchase payments received from contract owners (note 4)	19,781	(2)	-	-	-	(1)	-	-

Transfers between funds	176,063	2,932	(1,006)	-	-	(1,703)	-	11,994

Redemptions (notes 2, 3, and 4)	(3,871)	(602)	-	-	-	-	(81)	(731)

Adjustments to maintain reserves	1	3	-	-	-	-	(1)	1

Net equity transactions	191,974	2,331	(1,006)	-	-	(1,704)	(82)	11,264

Net change in contract owners’ equity	232,687	18,281	-	-	-	(1,514)	2	5,611

Contract owners’ equity at beginning of period	40,529	22,248	-	-	-	1,514	5,611	-

Contract owners’ equity at end of period	$273,216	40,529	-	-	-	-	5,613	5,611

CHANGE IN UNITS:

Beginning units	590	482	-	-	-	27	133	-

Units purchased	5,487	1,961	6,735	-	-	31	-	3,000

Units redeemed	(2,870)	(1,853)	(6,735)	-	-	(58)	(2)	(2,867)

Ending units	3,207	590	-	-	-	-	131	133

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RUF		RUGB		RUTL		RVARS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	188	891	728	3,386	2,126	1,897

Realized gain (loss) on investments	-	(641)	(382)	(14,002)	(436)	(12,309)	9	1,172

Change in unrealized gain (loss) on investments	-	(511)	(21)	-	(244)	741	(3,726)	(704)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,152)	(215)	(13,111)	48	(8,182)	(1,591)	2,365

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-

Transfers between funds	-	(11,900)	817	13,290	89,816	(208,540)	756	(24,609)

Redemptions (notes 2, 3, and 4)	-	-	(147)	(179)	(1,794)	(3,462)	(178)	(233)

Adjustments to maintain reserves	-	-	-	-	2	1	1	(1)

Net equity transactions	-	(11,900)	670	13,111	88,024	(212,001)	579	(24,843)

Net change in contract owners’ equity	-	(13,052)	455	-	88,072	(220,183)	(1,012)	(22,478)

Contract owners’ equity at beginning of period	-	13,052	-	-	-	220,183	43,073	65,551

Contract owners’ equity at end of period	$-	-	455	-	88,072	-	42,061	43,073

CHANGE IN UNITS:

Beginning units	-	10,085	-	-	-	6,662	3,456	5,489

Units purchased	-	-	13,335	23,906	6,615	1,736	61	-

Units redeemed	-	(10,085)	(13,298)	(23,906)	(4,221)	(8,398)	(14)	(2,033)

Ending units	-	-	37	-	2,394	-	3,503	3,456

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVCMD		RVF		RVISC		RVLCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$725	25,345	-	-	-	-	97	-

Realized gain (loss) on investments	(11,136)	(29,164)	165,298	93,521	-	(2,562)	261	2,859

Change in unrealized gain (loss) on investments	20,772	(13,702)	(53,664)	67,151	-	-	34,727	8,154

Reinvested capital gains	-	-	-	-	-	-	676	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,361	(17,521)	111,634	160,672	-	(2,562)	35,761	11,013

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	(2)	-	-	-	102,429

Transfers between funds	(109,107)	(29,944)	(3,590)	122,041	-	2,562	-	22,007

Redemptions (notes 2, 3, and 4)	(46,053)	(49,472)	(18,137)	(27,314)	-	-	(1,943)	(465)

Adjustments to maintain reserves	2	-	(1)	1	-	-	-	-

Net equity transactions	(155,158)	(79,416)	(21,728)	94,726	-	2,562	(1,943)	123,971

Net change in contract owners’ equity	(144,797)	(96,937)	89,906	255,398	-	-	33,818	134,984

Contract owners’ equity at beginning of period	163,257	260,194	340,852	85,454	-	-	135,679	695

Contract owners’ equity at end of period	$18,460	163,257	430,758	340,852	-	-	169,497	135,679

CHANGE IN UNITS:

Beginning units	46,868	70,037	881	477	-	-	3,077	17

Units purchased	4,967	26,221	2,885	4,798	-	124,376	-	4,731

Units redeemed	(46,941)	(49,390)	(2,981)	(4,394)	-	(124,376)	(43)	(1,671)

Ending units	4,894	46,868	785	881	-	-	3,034	3,077

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVLCV		RVLDD		RVMCG		RVMCV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,432	5,016	-	119	-	-	22	-

Realized gain (loss) on investments	983	(24,218)	10,419	(83)	2,634	(597)	5,723	(45,018)

Change in unrealized gain (loss) on investments	28,107	50,008	(8,177)	8,177	(27,669)	3,438	(3,545)	11,218

Reinvested capital gains	-	-	-	-	2	-	1,384	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,522	30,806	2,242	8,213	(25,033)	2,841	3,584	(33,800)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	230,466	-	-	3,230	-	27,918	-

Transfers between funds	-	(73,591)	(48,520)	38,628	553,894	(197)	(30,898)	(10,653)

Redemptions (notes 2, 3, and 4)	(17,009)	(39,492)	(81)	(483)	(1,414)	(312)	(4,453)	(5,477)

Adjustments to maintain reserves	-	-	1	-	-	1	-	1

Net equity transactions	(17,009)	117,383	(48,600)	38,145	555,710	(508)	(7,433)	(16,129)

Net change in contract owners’ equity	16,513	148,189	(46,358)	46,358	530,677	2,333	(3,849)	(49,929)

Contract owners’ equity at beginning of period	313,463	165,274	46,358	-	19,706	17,373	33,985	83,914

Contract owners’ equity at end of period	$329,976	313,463	-	46,358	550,383	19,706	30,136	33,985

CHANGE IN UNITS:

Beginning units	8,942	5,011	546	-	474	479	743	2,346

Units purchased	-	8,137	-	691	11,175	694	6,488	16,909

Units redeemed	(450)	(4,206)	(546)	(145)	(252)	(699)	(6,600)	(18,512)

Ending units	8,492	8,942	-	546	11,397	474	631	743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVMFU		RVSCG		RVSCV		RVSDL

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,979	14,494	-	15	-	-	-	-

Realized gain (loss) on investments	1,426	(18,203)	343	10	1	(1,298)	34	(268)

Change in unrealized gain (loss) on investments	(3,465)	11,518	2,573	5,261	1,436	7,652	492	-

Reinvested capital gains	1,058	9,221	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	998	17,030	2,916	5,286	1,437	6,354	526	(268)

Equity transactions:

Purchase payments received from contract owners (note 4)	38	(87)	-	15,364	-	30,729	-	-

Transfers between funds	(15,277)	(403,398)	11,547	21,348	-	1,319	9,028	327

Redemptions (notes 2, 3, and 4)	(822)	(20,869)	(2,015)	(427)	(4)	(32)	(1)	(58)

Adjustments to maintain reserves	(2)	(1)	1	1	(1)	-	-	(1)

Net equity transactions	(16,063)	(424,355)	9,533	36,286	(5)	32,016	9,027	268

Net change in contract owners’ equity	(15,065)	(407,325)	12,449	41,572	1,432	38,370	9,553	-

Contract owners’ equity at beginning of period	86,878	494,203	41,572	-	38,370	-	-	-

Contract owners’ equity at end of period	$71,813	86,878	54,021	41,572	39,802	38,370	9,553	-

CHANGE IN UNITS:

Beginning units	9,736	57,489	1,190	-	1,218	-	-	-

Units purchased	5,844	13,945	297	1,205	-	1,570	876	1,146

Units redeemed	(7,562)	(61,698)	(57)	(15)	-	(352)	(71)	(1,146)

Ending units	8,018	9,736	1,430	1,190	1,218	1,218	805	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVWDL		SBLP		ACC1		ACGI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	-	-	16,164	10,212	-	-

Realized gain (loss) on investments	(481)	(166)	6,228	13,308	1,949	13,240	-	(5,828)

Change in unrealized gain (loss) on investments	-	-	-	-	42,615	6,692	-	4,532

Reinvested capital gains	-	-	-	-	65,350	62,863	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(481)	(166)	6,228	13,308	126,078	93,007	-	(1,296)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	51,337	182,263	-	-

Transfers between funds	528	211	(6,228)	(13,284)	(12,989)	(679,954)	-	(28,772)

Redemptions (notes 2, 3, and 4)	(47)	(45)	-	(24)	(7,893)	(8,167)	-	(1,413)

Adjustments to maintain reserves	-	-	-	-	(1)	-	-	-

Net equity transactions	481	166	(6,228)	(13,308)	30,454	(505,858)	-	(30,185)

Net change in contract owners’ equity	-	-	-	-	156,532	(412,851)	-	(31,481)

Contract owners’ equity at beginning of period	-	-	-	-	816,350	1,229,201	-	31,481

Contract owners’ equity at end of period	$-	-	-	-	972,882	816,350	-	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	20,760	35,122	-	1,008

Units purchased	4,363	2,483	112,519	181,702	2,503	12,488	-	-

Units redeemed	(4,363)	(2,483)	(112,519)	(181,702)	(1,782)	(26,850)	-	(1,008)

Ending units	-	-	-	-	21,481	20,760	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AVHY1		AVIE		IVBRA2		IVCPB2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,113	2,354	2,129	234	57,717	-	233	1,904

Realized gain (loss) on investments	(946)	16,734	(165)	(2,507)	(22,670)	(19,618)	2,330	(32)

Change in unrealized gain (loss) on investments	(627)	851	(1,490)	22,701	12	65,316	2,107	2,523

Reinvested capital gains	-	-	633	88	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	540	19,939	1,107	20,516	35,059	45,698	4,670	4,395

Equity transactions:

Purchase payments received from contract owners (note 4)	-	34,948	-	1	11,692	37,590	-	-

Transfers between funds	2,239	(17,183)	-	1,800	75,228	469,825	(83,519)	-

Redemptions (notes 2, 3, and 4)	(2,040)	(12,631)	(11,171)	(15,839)	(124,079)	(3,790)	(516)	(657)

Adjustments to maintain reserves	-	-	-	(1)	1	1	-	(1)

Net equity transactions	199	5,134	(11,171)	(14,039)	(37,158)	503,626	(84,035)	(658)

Net change in contract owners’ equity	739	25,073	(10,064)	6,477	(2,099)	549,324	(79,365)	3,737

Contract owners’ equity at beginning of period	37,290	12,217	125,090	118,613	934,338	385,014	79,365	75,628

Contract owners’ equity at end of period	$38,029	37,290	115,026	125,090	932,239	934,338	-	79,365

CHANGE IN UNITS:

Beginning units	1,420	513	7,256	8,129	61,176	26,822	7,921	7,990

Units purchased	39,635	137,309	-	115	9,461	38,622	-	-

Units redeemed	(39,710)	(136,402)	(625)	(988)	(11,697)	(4,268)	(7,921)	(69)

Ending units	1,345	1,420	6,631	7,256	58,940	61,176	-	7,921

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVCPBI		IVDDI		IVGMMI		IVGS1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$96,012	46,767	7,587	7,786	469,970	468,817	4,032	3,117

Realized gain (loss) on investments	(58,402)	(53,016)	(14,589)	(2,104)	-	-	(23)	(16)

Change in unrealized gain (loss) on investments	24,984	117,371	41,513	(4,489)	-	-	(1,337)	4,141

Reinvested capital gains	-	-	16,148	32,067	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,594	111,122	50,659	33,260	469,970	468,817	2,672	7,242

Equity transactions:

Purchase payments received from contract owners (note 4)	924,952	67,392	24,242	2,639	6,278,237	3,378,115	-	1,670

Transfers between funds	677,125	76,210	(71,375)	(88,883)	(5,130,965)	(5,053,471)	1,025	60,000

Redemptions (notes 2, 3, and 4)	(74,523)	(257,779)	(2,984)	(2,833)	(610,935)	(1,130,400)	(293)	(158)

Adjustments to maintain reserves	2	-	(1)	2	2	(2)	(1)	1

Net equity transactions	1,527,556	(114,177)	(50,118)	(89,075)	536,339	(2,805,758)	731	61,513

Net change in contract owners’ equity	1,590,150	(3,055)	541	(55,815)	1,006,309	(2,336,941)	3,403	68,755

Contract owners’ equity at beginning of period	1,854,623	1,857,678	412,518	468,333	8,576,498	10,913,439	154,247	85,492

Contract owners’ equity at end of period	$3,444,773	1,854,623	413,059	412,518	9,582,807	8,576,498	157,650	154,247

CHANGE IN UNITS:

Beginning units	158,789	168,815	13,567	16,796	771,075	1,028,871	10,657	6,179

Units purchased	159,151	38,335	1,279	841	4,074,371	5,681,483	71	4,489

Units redeemed	(31,760)	(48,361)	(2,847)	(4,070)	(4,024,761)	(5,939,279)	(20)	(11)

Ending units	286,180	158,789	11,999	13,567	820,685	771,075	10,708	10,657

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVHS		IVKEI1		IVMCC2		IVRE

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	19,590	20,227	125	32	3,262	2,173

Realized gain (loss) on investments	2,601	1,250	(6,565)	(1,489)	(974)	(181)	(4,564)	(6,507)

Change in unrealized gain (loss) on investments	(14,784)	669	73,055	26,731	15,060	8,755	(2,029)	17,368

Reinvested capital gains	-	-	42,041	52,969	2,501	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,183)	1,919	128,121	98,438	16,712	8,606	(3,331)	13,034

Equity transactions:

Purchase payments received from contract owners (note 4)	88,671	5,356	44,715	(2)	-	35,161	-	-

Transfers between funds	72,125	(68,243)	(40,396)	94,013	14,909	2,953	93	(5,394)

Redemptions (notes 2, 3, and 4)	(1,205)	(10,884)	(83,472)	(6,358)	(17,171)	(414)	(29,344)	(9,320)

Adjustments to maintain reserves	1	(1)	1	2	(1)	-	-	(1)

Net equity transactions	159,592	(73,772)	(79,152)	87,655	(2,263)	37,700	(29,251)	(14,715)

Net change in contract owners’ equity	147,409	(71,853)	48,969	186,093	14,449	46,306	(32,582)	(1,681)

Contract owners’ equity at beginning of period	11,361	83,214	1,064,985	878,892	90,037	43,731	155,038	156,719

Contract owners’ equity at end of period	$158,770	11,361	1,113,954	1,064,985	104,486	90,037	122,456	155,038

CHANGE IN UNITS:

Beginning units	260	1,962	37,111	33,859	2,584	1,433	6,878	7,582

Units purchased	4,960	153	2,991	3,726	412	1,164	1,193	111

Units redeemed	(1,732)	(1,855)	(5,481)	(474)	(428)	(13)	(2,539)	(815)

Ending units	3,488	260	34,621	37,111	2,568	2,584	5,532	6,878

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVT		OVGIS		OVGSS		OVIGS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	-	28	-	-	387	328

Realized gain (loss) on investments	183,760	(60,242)	21	1,182	1,124	(5,704)	(4,960)	(908)

Change in unrealized gain (loss) on investments	47,780	239,419	1,279	472	4,048	26,171	(3,072)	20,862

Reinvested capital gains	44,807	-	1,340	395	3,175	6,186	6,883	-

Net increase (decrease) in contract owners’ equity resulting from operations	276,347	179,177	2,640	2,077	8,347	26,653	(762)	20,282

Equity transactions:

Purchase payments received from contract owners (note 4)	66,866	(2)	-	5,190	-	(4)	-	-

Transfers between funds	195,199	384,674	-	4,230	(9,019)	(11,011)	(31,652)	(2,028)

Redemptions (notes 2, 3, and 4)	(16,542)	(8,237)	(142)	(151)	(3,178)	(22,296)	(4,216)	(1,199)

Adjustments to maintain reserves	(1)	2	1	-	-	(2)	(1)	1

Net equity transactions	245,522	376,437	(141)	9,269	(12,197)	(33,313)	(35,869)	(3,226)

Net change in contract owners’ equity	521,869	555,614	2,499	11,346	(3,850)	(6,660)	(36,631)	17,056

Contract owners’ equity at beginning of period	850,852	295,238	11,346	-	57,378	64,038	117,241	100,185

Contract owners’ equity at end of period	$1,372,721	850,852	13,845	11,346	53,528	57,378	80,610	117,241

CHANGE IN UNITS:

Beginning units	13,862	7,068	279	-	1,688	2,533	5,338	5,503

Units purchased	12,438	10,780	-	819	-	9,485	34	98

Units redeemed	(9,644)	(3,986)	(3)	(540)	(328)	(10,330)	(1,634)	(263)

Ending units	16,656	13,862	276	279	1,360	1,688	3,738	5,338

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRASP		WRBDP		WRBP		WRENG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,039	758	68,788	36,886	461	230	-	368

Realized gain (loss) on investments	3,520	(14)	(22,129)	(4,931)	(327)	(428)	380	(2)

Change in unrealized gain (loss) on investments	2,095	2,995	12,796	65,716	4,923	4,738	520	92

Reinvested capital gains	12,089	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,743	3,739	59,455	97,671	5,057	4,540	900	458

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	26,880	-	-	-	-	-

Transfers between funds	397,814	17,415	1,009,011	70,173	-	-	(12,206)	289

Redemptions (notes 2, 3, and 4)	(4,774)	(49)	(44,869)	(17,644)	(673)	(554)	(15)	(31)

Adjustments to maintain reserves	-	-	1	-	-	-	-	1

Net equity transactions	393,040	17,366	991,023	52,529	(673)	(554)	(12,221)	259

Net change in contract owners’ equity	416,783	21,105	1,050,478	150,200	4,384	3,986	(11,321)	717

Contract owners’ equity at beginning of period	37,287	16,182	1,480,307	1,330,107	32,658	28,672	11,321	10,604

Contract owners’ equity at end of period	$454,070	37,287	2,530,785	1,480,307	37,042	32,658	-	11,321

CHANGE IN UNITS:

Beginning units	1,769	875	102,537	98,742	1,049	1,068	968	943

Units purchased	18,616	901	75,095	5,077	-	-	-	227

Units redeemed	(1,229)	(7)	(6,518)	(1,282)	(20)	(19)	(968)	(202)

Ending units	19,156	1,769	171,114	102,537	1,029	1,049	-	968

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRGNR		WRHIP		WRLTBP		WRMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,095	6,313	1,632	103,808	20,230	5,865	-	-

Realized gain (loss) on investments	(22,526)	(10,280)	16,860	(65,149)	2,973	(13,605)	(77,025)	(87,229)

Change in unrealized gain (loss) on investments	(1,573)	2,278	(1,839)	592	(4,221)	23,680	68,061	134,421

Reinvested capital gains	-	-	-	-	-	-	22,377	53,504

Net increase (decrease) in contract owners’ equity resulting from operations	(18,004)	(1,689)	16,653	39,251	18,982	15,940	13,413	100,696

Equity transactions:

Purchase payments received from contract owners (note 4)	-	835	-	(1)	63,609	(1)	86,341	47,790

Transfers between funds	(292,975)	102,142	(15,132)	18,716	(79,061)	10,018	(65,002)	167,778

Redemptions (notes 2, 3, and 4)	(1,072)	(6,832)	(528)	(68,461)	(4,713)	(3,367)	(11,058)	(16,875)

Adjustments to maintain reserves	-	-	1	1	-	2	1	-

Net equity transactions	(294,047)	96,145	(15,659)	(49,745)	(20,165)	6,652	10,282	198,693

Net change in contract owners’ equity	(312,051)	94,456	994	(10,494)	(1,183)	22,592	23,695	299,389

Contract owners’ equity at beginning of period	421,306	326,850	24,659	35,153	354,982	332,390	672,287	372,898

Contract owners’ equity at end of period	$109,255	421,306	25,653	24,659	353,799	354,982	695,982	672,287

CHANGE IN UNITS:

Beginning units	45,716	36,029	1,054	1,679	31,047	30,477	12,270	8,141

Units purchased	2,148	26,700	178,902	210,054	7,619	20,252	2,277	6,264

Units redeemed	(35,939)	(17,013)	(178,924)	(210,679)	(9,008)	(19,682)	(2,119)	(2,135)

Ending units	11,925	45,716	1,032	1,054	29,658	31,047	12,428	12,270

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRSTP		WRVP		JABIN		JAEI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	129	297	69,793	62,456	10,470	1,861

Realized gain (loss) on investments	1,046	(15,092)	(799)	(2,642)	97,720	5,435	52,284	(19,136)

Change in unrealized gain (loss) on investments	24,519	29,847	409	663	285,019	354,533	64,368	123,133

Reinvested capital gains	4,812	3,332	902	2,876	-	-	54,431	70,618

Net increase (decrease) in contract owners’ equity resulting from operations	30,377	18,087	641	1,194	452,532	422,424	181,553	176,476

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	625,590	27,024	303,273	183

Transfers between funds	42,899	(6,203)	-	(5,257)	(294,426)	(13,778)	77,727	134,551

Redemptions (notes 2, 3, and 4)	(1,228)	(884)	(6,412)	(8,932)	(161,868)	(33,892)	(51,203)	(37,103)

Adjustments to maintain reserves	-	(1)	-	-	1	(2)	-	(3)

Net equity transactions	41,671	(7,088)	(6,412)	(14,189)	169,297	(20,648)	329,797	97,628

Net change in contract owners’ equity	72,048	10,999	(5,771)	(12,995)	621,829	401,776	511,350	274,104

Contract owners’ equity at beginning of period	56,715	45,716	10,381	23,376	3,150,458	2,748,682	1,186,138	912,034

Contract owners’ equity at end of period	$128,763	56,715	4,610	10,381	3,772,287	3,150,458	1,697,488	1,186,138

CHANGE IN UNITS:

Beginning units	890	997	270	658	87,358	87,965	18,743	17,016

Units purchased	1,256	186	-	-	17,753	1,255	10,549	3,764

Units redeemed	(599)	(293)	(157)	(388)	(14,490)	(1,862)	(6,090)	(2,037)

Ending units	1,547	890	113	270	90,621	87,358	23,202	18,743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAFBS		JAFRIN		JAGRIN		JAGSEI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$5,547	4,070	1,775	2,609	4,129	804	3	-

Realized gain (loss) on investments	(90)	(44)	(7,531)	(72,062)	21,605	(140)	1	-

Change in unrealized gain (loss) on investments	(3,205)	1,771	314,318	609,208	35,204	16,328	153	-

Reinvested capital gains	-	-	92,644	-	18,417	2,244	10	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,252	5,797	401,206	539,755	79,355	19,236	167	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	(1)	22,319	-	79,803	-	-	-

Transfers between funds	14,882	1,556	-	(472,466)	244,889	23,391	1,357	-

Redemptions (notes 2, 3, and 4)	(603)	(281)	(87,464)	(33,721)	(10,021)	(4,278)	(15)	-

Adjustments to maintain reserves	-	2	-	-	-	-	1	-

Net equity transactions	14,279	1,276	(65,145)	(506,187)	314,671	19,113	1,343	-

Net change in contract owners’ equity	16,531	7,073	336,061	33,568	394,026	38,349	1,510	-

Contract owners’ equity at beginning of period	115,273	108,200	1,440,996	1,407,428	105,768	67,419	-	-

Contract owners’ equity at end of period	$131,804	115,273	1,777,057	1,440,996	499,794	105,768	1,510	-

CHANGE IN UNITS:

Beginning units	9,389	9,279	23,445	32,050	3,100	2,505	-	-

Units purchased	1,223	136	928	1,862	12,035	950	123	-

Units redeemed	(49)	(26)	(1,867)	(10,467)	(3,281)	(355)	(2)	-

Ending units	10,563	9,389	22,506	23,445	11,854	3,100	121	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIG		JARIN		JMCVIN		JHEVTN

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$13,840	9,704	142	248	5,155	4,931	53,929	15,091

Realized gain (loss) on investments	12,245	15,652	18,688	183	5,721	(24,354)	28,939	1,507

Change in unrealized gain (loss) on investments	(14,658)	14,832	77,442	60,535	16,680	53,278	(116,624)	105,074

Reinvested capital gains	-	-	13,501	-	23,277	13,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,427	40,188	109,773	60,966	50,833	46,996	(33,756)	121,672

Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	25,858	1	599	1,518	104,703	97,398

Transfers between funds	705,152	149,017	171,141	-	416,669	(145,395)	46,184	255,308

Redemptions (notes 2, 3, and 4)	(60,418)	(125,472)	(7,227)	(1,642)	(11,815)	(21,552)	(22,552)	(31,038)

Adjustments to maintain reserves	(2)	1	-	(2)	(1)	-	(1)	(1)

Net equity transactions	644,733	23,546	189,772	(1,643)	405,452	(165,429)	128,334	321,667

Net change in contract owners’ equity	656,160	63,734	299,545	59,323	456,285	(118,433)	94,578	443,339

Contract owners’ equity at beginning of period	329,442	265,708	201,287	141,964	425,547	543,980	1,152,587	709,248

Contract owners’ equity at end of period	$985,602	329,442	500,832	201,287	881,832	425,547	1,247,165	1,152,587

CHANGE IN UNITS:

Beginning units	16,183	14,472	3,731	3,768	13,961	19,881	70,643	50,007

Units purchased	35,215	33,548	4,745	-	12,618	2,510	26,293	40,790

Units redeemed	(5,652)	(31,837)	(1,615)	(37)	(1,000)	(8,430)	(18,506)	(20,154)

Ending units	45,746	16,183	6,861	3,731	25,579	13,961	78,430	70,643

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LZREMS		LZRIES		LZRUSM		LPVCAI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,685	5,972	3,487	2,811	-	-	27	65

Realized gain (loss) on investments	1,306	(1,623)	17,740	(2,779)	(7,182)	(2,922)	(74)	(32,287)

Change in unrealized gain (loss) on investments	4,678	20,481	(1,951)	34,692	16,729	18,765	(3,995)	35,260

Reinvested capital gains	-	-	282	-	3,166	-	7,085	2,169

Net increase (decrease) in contract owners’ equity resulting from operations	9,669	24,830	19,558	34,724	12,713	15,843	3,043	5,207

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	93,567	-	24	61	-	-

Transfers between funds	(26,809)	(12,904)	(211,377)	(11,937)	(87,656)	3,091	-	(27,910)

Redemptions (notes 2, 3, and 4)	(1,110)	(3,617)	(9,842)	(16,991)	(14,354)	(12,135)	(168)	(1,337)

Adjustments to maintain reserves	-	-	(1)	(1)	2	(1)	(2)	1

Net equity transactions	(27,919)	(16,521)	(127,653)	(28,929)	(101,984)	(8,984)	(170)	(29,246)

Net change in contract owners’ equity	(18,250)	8,309	(108,095)	5,795	(89,271)	6,859	2,873	(24,039)

Contract owners’ equity at beginning of period	126,863	118,554	226,047	220,252	169,533	162,674	23,806	47,845

Contract owners’ equity at end of period	$108,613	126,863	117,952	226,047	80,262	169,533	26,679	23,806

CHANGE IN UNITS:

Beginning units	4,071	4,651	9,793	11,057	4,499	4,749	720	1,799

Units purchased	-	-	4,056	1,564	182	96	-	-

Units redeemed	(827)	(580)	(9,011)	(2,828)	(2,764)	(346)	(5)	(1,079)

Ending units	3,244	4,071	4,838	9,793	1,917	4,499	715	720

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LPVCII		LVCLGI		SBVHY		SBVSG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$8,105	9,995	-	-	5,314	4,201	-	-

Realized gain (loss) on investments	(13,716)	(5,222)	292,050	2,729	4	1,011	(270,384)	(17,816)

Change in unrealized gain (loss) on investments	29,411	(8,032)	(70,791)	234,169	206	5,312	261,733	131,912

Reinvested capital gains	67,558	67,658	52,715	6,641	-	-	42,247	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,358	64,399	273,974	243,539	5,524	10,524	33,596	114,096

Equity transactions:

Purchase payments received from contract owners (note 4)	13,281	-	221,678	10,401	-	10,311	173,702	45,103

Transfers between funds	59,019	(33,085)	(162,525)	155,047	-	(2,863)	(496,174)	270,857

Redemptions (notes 2, 3, and 4)	(426,477)	(3,159)	(468,474)	(4,771)	(103)	(98)	(38,668)	(30,725)

Adjustments to maintain reserves	(1)	(1)	2	1	1	1	1	(1)

Net equity transactions	(354,178)	(36,245)	(409,319)	160,678	(102)	7,351	(361,139)	285,234

Net change in contract owners’ equity	(262,820)	28,154	(135,345)	404,217	5,422	17,875	(327,543)	399,330

Contract owners’ equity at beginning of period	490,210	462,056	924,718	520,501	78,288	60,413	1,506,416	1,107,086

Contract owners’ equity at end of period	$227,390	490,210	789,373	924,718	83,710	78,288	1,178,873	1,506,416

CHANGE IN UNITS:

Beginning units	13,042	14,038	16,432	13,321	3,169	2,696	48,770	38,753

Units purchased	3,215	1,954	4,769	3,473	-	42,890	8,854	12,349

Units redeemed	(11,079)	(2,950)	(10,232)	(362)	(4)	(42,417)	(21,009)	(2,332)

Ending units	5,178	13,042	10,969	16,432	3,165	3,169	36,615	48,770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACB2		LACDV2		LACI2		LACIPS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$14,517	-	286	-	3,602	-	6,379	-

Realized gain (loss) on investments	4,161	-	273	-	125	-	4,820	-

Change in unrealized gain (loss) on investments	63,832	-	(61,912)	-	(2,387)	-	(449)	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,510	-	(61,353)	-	1,340	-	10,750	-

Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	7,608	-	(1,521)	-	2,103	-

Transfers between funds	976,809	-	84,190	-	531,037	-	261,845	-

Redemptions (notes 2, 3, and 4)	(87,000)	-	(490)	-	(451)	-	(82,675)	-

Adjustments to maintain reserves	(1)	-	-	-	-	-	-	-

Net equity transactions	889,809	-	91,308	-	529,065	-	181,273	-

Net change in contract owners’ equity	972,319	-	29,955	-	530,405	-	192,023	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$972,319	-	29,955	-	530,405	-	192,023	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	97,713	-	20,807	-	53,500	-	34,746	-

Units redeemed	(8,316)	-	(17,997)	-	(579)	-	(16,157)	-

Ending units	89,397	-	2,810	-	52,921	-	18,589	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		LACLV2		LACU2		LACV2		LOVBD

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	383	-	-	-	96	-	22,458	39,110

Realized gain (loss) on investments		2,017	-	516	-	(1)	-	35,327	(37,995)

Change in unrealized gain (loss) on investments		649	-	99,506	-	170	-	(30,227)	57,460

Reinvested capital gains		145	-	8,503	-	39	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,194	-	108,525	-	304	-	27,558	58,575

Equity transactions:

Purchase payments received from contract owners (note 4)		-	-	-	-	6,918	-	34,651	3,615

Transfers between funds		16,288	-	668,745	-	(2,877)	-	(421,080)	(221,190)

Redemptions (notes 2, 3, and 4)		(302)	-	(4,271)	-	(53)	-	(15,536)	(143,640)

Adjustments to maintain reserves		(1)	-	1	-	1	-	-	-

Net equity transactions		15,985	-	664,475	-	3,989	-	(401,965)	(361,215)

Net change in contract owners’ equity		19,179	-	773,000	-	4,293	-	(374,407)	(302,640)

Contract owners’ equity at beginning of period		-	-	-	-	-	-	778,149	1,080,789

Contract owners’ equity at end of period	$	19,179	-	773,000	-	4,293	-	403,742	778,149

CHANGE IN UNITS:

Beginning units		-	-	-	-	-	-	35,029	51,841

Units purchased		4,012	-	65,105	-	1,962	-	96,848	140,951

Units redeemed		(2,212)	-	(376)	-	(1,559)	-	(114,846)	(157,763)

Ending units		1,800	-	64,729	-	403	-	17,031	35,029

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LOVCDG		MEGSS		MNDSC		MVFSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,325	3,734	-	-	-	-	3,479	2,930

Realized gain (loss) on investments	1,877	(50)	32,104	(911)	(78,836)	(117,920)	(1,555)	(344)

Change in unrealized gain (loss) on investments	71,903	37,639	46,154	63,790	90,750	176,930	5,461	(1,613)

Reinvested capital gains	34,006	26,074	36,666	26,537	-	-	18,483	14,688

Net increase (decrease) in contract owners’ equity resulting from operations	111,111	67,397	114,924	89,416	11,914	59,010	25,868	15,661

Equity transactions:

Purchase payments received from contract owners (note 4)	16,751	-	8,998	(1)	26,952	23,708	-	-

Transfers between funds	2,206	12,757	(17,980)	35,413	(242,859)	(58,578)	(15,091)	5,898

Redemptions (notes 2, 3, and 4)	(3,726)	(2,295)	(38,753)	(3,230)	(6,185)	(32,239)	(6,440)	(2,664)

Adjustments to maintain reserves	1	1	(1)	1	1	(1)	1	(2)

Net equity transactions	15,232	10,463	(47,736)	32,183	(222,091)	(67,110)	(21,530)	3,232

Net change in contract owners’ equity	126,343	77,860	67,188	121,599	(210,177)	(8,100)	4,338	18,893

Contract owners’ equity at beginning of period	481,207	403,347	354,723	233,124	401,882	409,982	226,397	207,504

Contract owners’ equity at end of period	$607,550	481,207	421,911	354,723	191,705	401,882	230,735	226,397

CHANGE IN UNITS:

Beginning units	9,591	9,351	12,680	11,293	30,057	35,033	11,669	11,512

Units purchased	497	298	3,877	1,617	3,044	2,596	-	311

Units redeemed	(174)	(58)	(5,057)	(230)	(19,630)	(7,572)	(989)	(154)

Ending units	9,914	9,591	11,500	12,680	13,471	30,057	10,680	11,669

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIGSC		MGRFV		DTRTFY		GEM2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,713	2,528	7,989	9,395	122,320	35,246	389	1,154

Realized gain (loss) on investments	11,451	109	(5,328)	1,080	(11,419)	(20,703)	4,771	(2,694)

Change in unrealized gain (loss) on investments	7,828	6,452	8,965	(23,657)	(67,096)	42,439	3,276	672

Reinvested capital gains	1,065	8,868	5,276	36,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,057	17,957	16,902	23,552	43,805	56,982	8,436	(868)

Equity transactions:

Purchase payments received from contract owners (note 4)	86,048	150,334	-	-	10,515	7,000	-	5,190

Transfers between funds	(120,711)	105,880	14,500	(12,095)	199,801	60,159	(63,328)	19,886

Redemptions (notes 2, 3, and 4)	(3,980)	(1,087)	(88,956)	(36,483)	(21,168)	(60,697)	(2,374)	(1,659)

Adjustments to maintain reserves	(1)	1	(1)	-	1	(1)	1	1

Net equity transactions	(38,644)	255,128	(74,457)	(48,578)	189,149	6,461	(65,701)	23,418

Net change in contract owners’ equity	(15,587)	273,085	(57,555)	(25,026)	232,954	63,443	(57,265)	22,550

Contract owners’ equity at beginning of period	344,150	71,065	548,591	573,617	1,053,135	989,692	92,612	70,062

Contract owners’ equity at end of period	$328,563	344,150	491,036	548,591	1,286,089	1,053,135	35,347	92,612

CHANGE IN UNITS:

Beginning units	30,562	7,219	36,001	39,278	103,135	102,700	9,829	7,723

Units purchased	8,414	23,444	1,504	4,272	26,220	15,487	2,151	12,097

Units redeemed	(12,149)	(101)	(6,352)	(7,549)	(7,819)	(15,052)	(8,441)	(9,991)

Ending units	26,827	30,562	31,153	36,001	121,536	103,135	3,539	9,829

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GIG		GVEXD		GVIXY		MCIFD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,456	1,179	146,906	110,829	79,343	36,239	28,344	18,994

Realized gain (loss) on investments	936	45	384,688	(3,452,601)	(793)	51,926	(91,248)	(10,231)

Change in unrealized gain (loss) on investments	(2,758)	3,682	2,017,304	5,135,247	(35,240)	217,846	194,344	118,564

Reinvested capital gains	-	-	9,064	10,451	-	-	108,965	68,405

Net increase (decrease) in contract owners’ equity resulting from operations	4,634	4,906	2,557,962	1,803,926	43,310	306,011	240,405	195,732

Equity transactions:

Purchase payments received from contract owners (note 4)	190,439	-	984,428	721,289	205,291	230,395	462,767	192,942

Transfers between funds	8,984	52,417	2,488,197	(208,915)	241,791	(780,431)	165,503	174,422

Redemptions (notes 2, 3, and 4)	(5,281)	(1,377)	(129,700)	(243,013)	(20,189)	(80,438)	(98,878)	(35,113)

Adjustments to maintain reserves	-	1	(1)	(1)	-	(1)	(1)	-

Net equity transactions	194,142	51,041	3,342,924	269,360	426,893	(630,475)	529,391	332,251

Net change in contract owners’ equity	198,776	55,947	5,900,886	2,073,286	470,203	(324,464)	769,796	527,983

Contract owners’ equity at beginning of period	55,947	-	9,106,037	7,032,751	1,645,127	1,969,591	1,610,447	1,082,464

Contract owners’ equity at end of period	$254,723	55,947	15,006,923	9,106,037	2,115,330	1,645,127	2,380,243	1,610,447

CHANGE IN UNITS:

Beginning units	5,053	-	303,558	295,097	111,526	157,037	69,315	54,109

Units purchased	16,076	5,185	153,796	151,247	36,225	33,232	36,340	21,710

Units redeemed	(461)	(132)	(56,746)	(142,786)	(8,865)	(78,743)	(15,514)	(6,504)

Ending units	20,668	5,053	400,608	303,558	138,886	111,526	90,141	69,315

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MSBF		NVAMVX		NVBXD		NVFIY

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$12,428	1,482	536	457	30,808	21,810	1,326	937

Realized gain (loss) on investments	(26)	(28)	6	1	(21,132)	(7,688)	(32)	(22)

Change in unrealized gain (loss) on investments	(6,467)	(1,680)	1,365	879	99	23,670	(932)	(29)

Reinvested capital gains	-	1,448	1,969	1,327	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,935	1,222	3,876	2,664	9,775	37,792	362	886

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	1	44,136	-	-

Transfers between funds	168,984	26,527	-	22,404	390,874	231,652	10,954	32,519

Redemptions (notes 2, 3, and 4)	(1,902)	(814)	(51)	(33)	(84,378)	(25,835)	(1,816)	(1,732)

Adjustments to maintain reserves	-	-	(1)	-	(1)	(1)	(1)	1

Net equity transactions	167,082	25,713	(52)	22,371	306,496	249,952	9,137	30,788

Net change in contract owners’ equity	173,017	26,935	3,824	25,035	316,271	287,744	9,499	31,674

Contract owners’ equity at beginning of period	26,935	-	25,035	-	798,942	511,198	31,674	-

Contract owners’ equity at end of period	$199,952	26,935	28,859	25,035	1,115,213	798,942	41,173	31,674

CHANGE IN UNITS:

Beginning units	2,527	-	2,323	-	69,831	47,048	3,104	-

Units purchased	14,641	2,605	-	2,326	42,340	31,634	1,058	3,281

Units redeemed	(168)	(78)	(4)	(3)	(15,795)	(8,851)	(181)	(177)

Ending units	17,000	2,527	2,319	2,323	96,376	69,831	3,981	3,104

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVGEY		NVLCPY		NVMIVX		NVMLG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,804	1,304	19,419	2,021	7,020	3,229	1,846	-

Realized gain (loss) on investments	320	(2,344)	4,508	1	2,734	(38)	21,583	-

Change in unrealized gain (loss) on investments	11,034	15,197	(22,612)	7,592	(3,985)	13,685	(1,850)	-

Reinvested capital gains	-	-	-	-	-	-	17,735	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,158	14,157	1,315	9,614	5,769	16,876	39,314	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	114,731	54,247	-	-	178,382	-

Transfers between funds	83,213	(16,425)	228,243	170,912	(19,284)	4,009	369,998	-

Redemptions (notes 2, 3, and 4)	(4,108)	(3,492)	(1,731)	(14)	(882)	(588)	(22,071)	-

Adjustments to maintain reserves	-	-	-	1	-	-	-	-

Net equity transactions	79,105	(19,917)	341,243	225,146	(20,166)	3,421	526,309	-

Net change in contract owners’ equity	93,263	(5,760)	342,558	234,760	(14,397)	20,297	565,623	-

Contract owners’ equity at beginning of period	75,820	81,580	234,760	-	127,015	106,718	-	-

Contract owners’ equity at end of period	$169,083	75,820	577,318	234,760	112,618	127,015	565,623	-

CHANGE IN UNITS:

Beginning units	4,844	6,305	22,495	-	8,953	8,702	-	-

Units purchased	5,370	-	48,818	22,496	28	598	64,358	-

Units redeemed	(916)	(1,461)	(17,156)	(1)	(1,380)	(347)	(27,690)	-

Ending units	9,298	4,844	54,157	22,495	7,601	8,953	36,668	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMV1		NVNSR1		NVSIXD		SAMY

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,286	2,451	-	81	49,737	31,808	620,618	332,273

Realized gain (loss) on investments	(6,688)	(3,450)	(2,157)	(28)	(197,902)	(37,786)	-	-

Change in unrealized gain (loss) on investments	14,419	(7,795)	2,002	1,680	451,873	391,590	-	-

Reinvested capital gains	1,989	22,272	-	2,829	41,545	13,879	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	11,006	13,478	(155)	4,562	345,253	399,491	620,618	332,274

Equity transactions:

Purchase payments received from contract owners (note 4)	87	210	-	-	486,930	62,905	51,001,861	13,869,323

Transfers between funds	(53,564)	(4,693)	(26,468)	-	1,008,231	(398,602)	(42,846,187)	(12,351,934)

Redemptions (notes 2, 3, and 4)	(519)	(869)	-	(201)	(384,314)	(87,831)	(1,965,182)	(696,652)

Adjustments to maintain reserves	1	1	1	(1)	(2)	-	1	(3)

Net equity transactions	(53,995)	(5,351)	(26,467)	(202)	1,110,845	(423,528)	6,190,493	820,734

Net change in contract owners’ equity	(42,989)	8,127	(26,622)	4,360	1,456,098	(24,037)	6,811,111	1,153,008

Contract owners’ equity at beginning of period	157,857	149,730	26,622	22,262	2,566,699	2,590,736	8,916,922	7,763,914

Contract owners’ equity at end of period	$114,868	157,857	-	26,622	4,022,797	2,566,699	15,728,033	8,916,922

CHANGE IN UNITS:

Beginning units	10,378	10,712	1,511	1,523	133,029	156,563	825,774	754,253

Units purchased	95	792	-	-	101,022	25,824	5,279,332	1,918,929

Units redeemed	(3,515)	(1,126)	(1,511)	(12)	(46,807)	(49,358)	(4,718,463)	(1,847,408)

Ending units	6,958	10,378	-	1,511	187,244	133,029	1,386,643	825,774

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRF		AMCG		AMRI		AMTB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,035	4,805	-	-	44	51	23,678	15,795

Realized gain (loss) on investments	4,522	(1,415)	46,303	362	(40)	(18)	1,877	(15,163)

Change in unrealized gain (loss) on investments	24,270	(16,516)	8,624	51,089	302	226	(2,139)	28,068

Reinvested capital gains	10,100	34,291	21,620	-	198	259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,927	21,165	76,547	51,451	504	518	23,416	28,700

Equity transactions:

Purchase payments received from contract owners (note 4)	2,114	-	-	6,311	399	960	69,659	58,600

Transfers between funds	(84,047)	284,179	272,635	33	-	-	(71,926)	(264,524)

Redemptions (notes 2, 3, and 4)	(7,394)	(2,699)	(374,353)	(3,432)	(64)	(51)	(20,500)	(13,886)

Adjustments to maintain reserves	(1)	-	-	-	(1)	1	(2)	(2)

Net equity transactions	(89,328)	281,480	(101,718)	2,912	334	910	(22,769)	(219,812)

Net change in contract owners’ equity	(47,401)	302,645	(25,171)	54,363	838	1,428	647	(191,112)

Contract owners’ equity at beginning of period	335,175	32,530	338,182	283,819	5,425	3,997	417,105	608,217

Contract owners’ equity at end of period	$287,774	335,175	313,011	338,182	6,263	5,425	417,752	417,105

CHANGE IN UNITS:

Beginning units	19,502	2,049	5,825	5,776	150	123	30,686	47,387

Units purchased	2,769	20,189	3,697	139	13	29	5,814	8,531

Units redeemed	(7,539)	(2,736)	(5,175)	(90)	(3)	(2)	(7,532)	(25,232)

Ending units	14,732	19,502	4,347	5,825	160	150	28,968	30,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		NALG		NAMG		NASCV		NOTB2

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	-	-	-	-	-	-	-	314

Realized gain (loss) on investments		-	-	1,633	-	10	-	(52,381)	(24,253)

Change in unrealized gain (loss) on investments		6,140	-	9	-	3,803	-	51,151	33,594

Reinvested capital gains		-	-	-	-	-	-	-	537

Net increase (decrease) in contract owners’ equity resulting from operations		6,140	-	1,642	-	3,813	-	(1,230)	10,192

Equity transactions:

Purchase payments received from contract owners (note 4)		(1)	-	-	-	-	-	-	-

Transfers between funds		164,529	-	48,312	-	439,624	-	(106,367)	929

Redemptions (notes 2, 3, and 4)		(8)	-	(1,862)	-	(92)	-	(12,070)	(14,245)

Adjustments to maintain reserves		1	-	1	-	1	-	-	-

Net equity transactions		164,521	-	46,451	-	439,533	-	(118,437)	(13,316)

Net change in contract owners’ equity		170,661	-	48,093	-	443,346	-	(119,667)	(3,124)

Contract owners’ equity at beginning of period		-	-	-	-	-	-	119,667	122,791

Contract owners’ equity at end of period	$	170,661	-	48,093	-	443,346	-	-	119,667

CHANGE IN UNITS:

Beginning units		-	-	-	-	-	-	7,378	8,255

Units purchased		16,453	-	35,491	-	43,973	-	-	125

Units redeemed		(1)	-	(30,683)	-	(19)	-	(7,378)	(1,002)

Ending units		16,452	-	4,808	-	43,954	-	-	7,378

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTBBA		NOTC2		NOVPDI		NOVPM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$372	137	2,713	3,059	124	125	-	-

Realized gain (loss) on investments	(2,383)	-	13	(592)	(11)	(21)	-	-

Change in unrealized gain (loss) on investments	2,333	(33)	2,942	6,432	822	(229)	1,687	1,211

Reinvested capital gains	-	-	815	3,759	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	322	104	6,483	12,658	935	(125)	1,687	1,211

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	2	(2)

Transfers between funds	11	-	-	(44,395)	-	-	-	-

Redemptions (notes 2, 3, and 4)	-	-	(691)	(927)	(174)	(130)	-	-

Adjustments to maintain reserves	-	-	-	-	1	-	(3)	3

Net equity transactions	11	-	(691)	(45,322)	(173)	(130)	(1)	1

Net change in contract owners’ equity	333	104	5,792	(32,664)	762	(255)	1,686	1,212

Contract owners’ equity at beginning of period	6,922	6,818	108,407	141,071	7,387	7,642	7,325	6,113

Contract owners’ equity at end of period	$7,255	6,922	114,199	108,407	8,149	7,387	9,011	7,325

CHANGE IN UNITS:

Beginning units	721	721	6,870	9,761	466	474	304	304

Units purchased	5,584	-	-	-	-	2	-	-

Units redeemed	(5,584)	-	(43)	(2,891)	(10)	(10)	-	-

Ending units	721	721	6,827	6,870	456	466	304	304

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		MNCPS		PMUBAM		PMVAAA		PMVEBA

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	9,656	10,677	3,753	13,140	6,185	2,721	14,812	23,542

Realized gain (loss) on investments		15,178	(68,756)	9,942	(2,383)	(7,592)	(2,710)	5,677	58,860

Change in unrealized gain (loss) on investments		(8,061)	106,844	(10,906)	13,787	5,021	6,240	(26,105)	(540)

Reinvested capital gains		4,376	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		21,149	48,765	2,789	24,544	3,614	6,251	(5,616)	81,862

Equity transactions:

Purchase payments received from contract owners (note 4)		2,219	5,045	2	2,679	-	-	3,814	8,337

Transfers between funds		100,669	(260,101)	(351,633)	31,955	(12,067)	29,423	44,915	(349,508)

Redemptions (notes 2, 3, and 4)		(27,786)	(53,111)	(1,643)	(11,439)	(1,607)	(1,583)	(12,092)	(50,953)

Adjustments to maintain reserves		(1)	2	-	(1)	-	(1)	1	2

Net equity transactions		75,101	(308,165)	(353,274)	23,194	(13,674)	27,839	36,638	(392,122)

Net change in contract owners’ equity		96,250	(259,400)	(350,485)	47,738	(10,060)	34,090	31,022	(310,260)

Contract owners’ equity at beginning of period		304,796	564,196	381,549	333,811	99,462	65,372	275,725	585,985

Contract owners’ equity at end of period	$	401,046	304,796	31,064	381,549	89,402	99,462	306,747	275,725

CHANGE IN UNITS:

Beginning units		17,259	34,689	28,735	26,922	4,338	3,083	12,545	29,619

Units purchased		15,899	9,048	1,137	5,301	1,130	1,895	197,789	285,806

Units redeemed		(12,203)	(26,478)	(27,657)	(3,488)	(1,710)	(640)	(197,355)	(302,880)

Ending units		20,955	17,259	2,215	28,735	3,758	4,338	12,979	12,545

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVFBA		PMVFHA		PMVGBA		PMVHYA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,651	2,341	13,582	11,095	17,825	9,746	53,555	30,826

Realized gain (loss) on investments	(6,167)	(444)	(15,211)	(573)	(5,179)	(8,950)	25,930	39,702

Change in unrealized gain (loss) on investments	1,659	3,823	19,854	18,313	(15,977)	17,288	(12,534)	9,552

Reinvested capital gains	-	-	-	11,285	-	4,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,857)	5,720	18,225	40,120	(3,331)	22,811	66,951	80,080

Equity transactions:

Purchase payments received from contract owners (note 4)	(1)	-	118,484	150	332,180	26,899	44,183	5,307

Transfers between funds	(76,340)	6,274	(155,360)	121,333	102,484	12,740	35,443	387,266

Redemptions (notes 2, 3, and 4)	(2,143)	(936)	(89,469)	(3,408)	(17,643)	(47,843)	(14,563)	(99,305)

Adjustments to maintain reserves	-	-	1	(2)	-	-	1	(1)

Net equity transactions	(78,484)	5,338	(126,344)	118,073	417,021	(8,204)	65,064	293,267

Net change in contract owners’ equity	(81,341)	11,058	(108,119)	158,193	413,690	14,607	132,015	373,347

Contract owners’ equity at beginning of period	103,763	92,705	540,789	382,596	434,504	419,897	833,900	460,553

Contract owners’ equity at end of period	$22,422	103,763	432,670	540,789	848,194	434,504	965,915	833,900

CHANGE IN UNITS:

Beginning units	8,076	7,663	25,683	19,807	25,434	25,870	32,923	20,402

Units purchased	191	516	10,440	6,093	25,534	2,594	85,977	159,524

Units redeemed	(6,460)	(103)	(16,639)	(217)	(1,068)	(3,030)	(83,221)	(147,003)

Ending units	1,807	8,076	19,484	25,683	49,900	25,434	35,679	32,923

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVID		PMVLDA		PMVLGA		PMVRRA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$447,570	293,801	79,869	67,588	21,888	11,047	24,536	52,844

Realized gain (loss) on investments	(82,230)	(11,881)	(3,840)	(18,162)	(4,124)	(38,785)	(194,238)	(10,181)

Change in unrealized gain (loss) on investments	40,557	176,728	12,825	43,073	(149,646)	61,309	186,946	20,003

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	405,897	458,648	88,854	92,499	(131,882)	33,571	17,244	62,666

Equity transactions:

Purchase payments received from contract owners (note 4)	882,778	240,542	67,591	(183)	3,360	16,096	6,183	(25)

Transfers between funds	1,240,309	854,212	1,720	48,858	1,285,821	(114,778)	(936,203)	8,275

Redemptions (notes 2, 3, and 4)	(248,352)	(88,482)	(32,766)	(144,161)	(148,222)	(147,835)	(58,295)	(9,163)

Adjustments to maintain reserves	(1)	2	1	-	(2)	(2)	2	(2)

Net equity transactions	1,874,734	1,006,274	36,546	(95,486)	1,140,957	(246,519)	(988,313)	(915)

Net change in contract owners’ equity	2,280,631	1,464,922	125,400	(2,987)	1,009,075	(212,948)	(971,069)	61,751

Contract owners’ equity at beginning of period	6,501,903	5,036,981	1,914,933	1,917,920	417,206	630,154	1,790,460	1,728,709

Contract owners’ equity at end of period	$8,782,534	6,501,903	2,040,333	1,914,933	1,426,281	417,206	819,391	1,790,460

CHANGE IN UNITS:

Beginning units	482,526	404,595	127,523	134,060	21,430	33,657	97,318	97,410

Units purchased	227,130	90,081	6,602	14,286	98,027	22,968	5,416	3,092

Units redeemed	(91,335)	(12,150)	(4,100)	(20,823)	(41,507)	(35,195)	(59,125)	(3,184)

Ending units	618,321	482,526	130,025	127,523	77,950	21,430	43,609	97,318

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRSA		PMVTRA		PVGCBA		PVGMAA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,275	12,864	166,113	120,227	4,465	263	5,983	3,385

Realized gain (loss) on investments	(6,090)	(24,275)	(117,621)	(95,936)	177	1	(4,948)	(611)

Change in unrealized gain (loss) on investments	7,337	5,107	33,162	174,969	1,236	1,271	15,947	14,521

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,522	(6,304)	81,654	199,260	5,878	1,535	16,982	17,295

Equity transactions:

Purchase payments received from contract owners (note 4)	-	4,572	91,471	58,459	116,745	25,362	-	-

Transfers between funds	11,568	15,839	1,070,026	276,141	-	-	(45)	20,159

Redemptions (notes 2, 3, and 4)	(3,008)	(7,907)	(53,690)	(246,577)	(4,489)	(58)	(1,609)	(1,380)

Adjustments to maintain reserves	-	2	1	(3)	1	(1)	-	-

Net equity transactions	8,560	12,506	1,107,808	88,020	112,257	25,303	(1,654)	18,779

Net change in contract owners’ equity	12,082	6,202	1,189,462	287,280	118,135	26,838	15,328	36,074

Contract owners’ equity at beginning of period	73,135	66,933	3,612,147	3,324,867	27,815	977	157,369	121,295

Contract owners’ equity at end of period	$85,217	73,135	4,801,609	3,612,147	145,950	27,815	172,697	157,369

CHANGE IN UNITS:

Beginning units	8,133	6,859	185,430	180,794	2,349	89	9,377	8,169

Units purchased	12,434	7,904	77,581	34,128	9,925	2,265	825	1,297

Units redeemed	(11,469)	(6,630)	(22,606)	(29,492)	(373)	(5)	(915)	(89)

Ending units	9,098	8,133	240,405	185,430	11,901	2,349	9,287	9,377

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVSTA		PROA30		PROAHY		PROBIO

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$100,728	54,306	-	-	11,230	10,340	-	-

Realized gain (loss) on investments	13,217	(3,381)	2,985	(582)	238	(12,231)	(11,593)	(22,930)

Change in unrealized gain (loss) on investments	3,868	18,148	-	-	1,472	10,088	(8,951)	12,969

Reinvested capital gains	-	-	-	-	-	-	17,814	7,124

Net increase (decrease) in contract owners’ equity resulting from operations	117,813	69,073	2,985	(582)	12,940	8,197	(2,730)	(2,837)

Equity transactions:

Purchase payments received from contract owners (note 4)	132,452	42,215	-	-	-	-	22,291	-

Transfers between funds	983,567	170,308	(2,933)	582	-	(12,389)	(25,587)	12,786

Redemptions (notes 2, 3, and 4)	(219,901)	(37,525)	(51)	-	(5,784)	(2,884)	(5,832)	(17,407)

Adjustments to maintain reserves	-	-	(1)	-	-	-	-	-

Net equity transactions	896,118	174,998	(2,985)	582	(5,784)	(15,273)	(9,128)	(4,621)

Net change in contract owners’ equity	1,013,931	244,071	-	-	7,156	(7,076)	(11,858)	(7,458)

Contract owners’ equity at beginning of period	1,463,029	1,218,958	-	-	208,403	215,479	44,315	51,773

Contract owners’ equity at end of period	$2,476,960	1,463,029	-	-	215,559	208,403	32,457	44,315

CHANGE IN UNITS:

Beginning units	96,160	84,838	-	-	11,026	12,589	854	1,099

Units purchased	123,703	48,401	3,420	8,078	-	22,472	4,358	3,958

Units redeemed	(66,353)	(37,079)	(3,420)	(8,078)	(298)	(24,035)	(4,585)	(4,203)

Ending units	153,510	96,160	-	-	10,728	11,026	627	854

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROBL		PROBM		PROBNK		PROCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$11,472	-	-	41	-	351	2,095	351

Realized gain (loss) on investments	90,812	(28,673)	470	20	21,632	(2,532)	20,805	(62,253)

Change in unrealized gain (loss) on investments	(3,953)	(8,603)	(558)	558	-	1,882	(43,934)	50,146

Reinvested capital gains	76,660	223,655	-	-	-	-	45,070	26,793

Net increase (decrease) in contract owners’ equity resulting from operations	174,991	186,379	(88)	619	21,632	(299)	24,036	15,037

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	83,590	-

Transfers between funds	(164,570)	1,240,235	-	8,651	(21,037)	(27,899)	(144,073)	93,944

Redemptions (notes 2, 3, and 4)	(27,727)	(23,547)	(8,228)	(955)	(594)	(100)	(12,468)	(18,511)

Adjustments to maintain reserves	1	1	1	-	(1)	1	-	(1)

Net equity transactions	(192,296)	1,216,689	(8,227)	7,696	(21,632)	(27,998)	(72,951)	75,432

Net change in contract owners’ equity	(17,305)	1,403,068	(8,315)	8,315	-	(28,297)	(48,915)	90,469

Contract owners’ equity at beginning of period	1,403,068	-	8,315	-	-	28,297	267,206	176,737

Contract owners’ equity at end of period	$1,385,763	1,403,068	-	8,315	-	-	218,291	267,206

CHANGE IN UNITS:

Beginning units	35,039	-	344	-	-	1,201	8,770	6,028

Units purchased	77,090	138,784	343	385	22,797	130	4,357	16,875

Units redeemed	(83,877)	(103,745)	(687)	(41)	(22,797)	(1,331)	(6,635)	(14,133)

Ending units	28,252	35,039	-	344	-	-	6,492	8,770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROCS		PROEM		PROFIN		PROGVP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	561	712	38	206	486	-

Realized gain (loss) on investments	3,183	-	(7,580)	(13,764)	25,695	(4,212)	(4,426)	-

Change in unrealized gain (loss) on investments	(8,307)	8,307	(4,547)	4,763	(7,686)	10,352	-	-

Reinvested capital gains	-	-	-	-	1,275	1,864	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,124)	8,307	(11,566)	(8,289)	19,322	8,210	(3,940)	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	3,788	-	-	-	1	-

Transfers between funds	(169,452)	167,342	15,916	34,667	33,363	3,913	5,155	-

Redemptions (notes 2, 3, and 4)	(1,065)	(8)	(1,115)	(2,300)	(1,174)	(1,107)	(1,216)	-

Adjustments to maintain reserves	-	-	(1)	-	(1)	-	-	-

Net equity transactions	(170,517)	167,334	18,588	32,367	32,188	2,806	3,940	-

Net change in contract owners’ equity	(175,641)	175,641	7,022	24,078	51,510	11,016	-	-

Contract owners’ equity at beginning of period	175,641	-	34,654	10,576	88,616	77,600	-	-

Contract owners’ equity at end of period	$-	175,641	41,676	34,654	140,126	88,616	-	-

CHANGE IN UNITS:

Beginning units	4,030	-	3,129	1,101	2,893	2,885	-	-

Units purchased	1,659	4,030	25,065	11,144	5,576	1,387	10,842	-

Units redeemed	(5,689)	-	(24,705)	(9,116)	(4,907)	(1,379)	(10,842)	-

Ending units	-	4,030	3,489	3,129	3,562	2,893	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PROHC		PROIND		PROINT		PROJP

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	90	-	681	-	5,130	-	9,006	-

Realized gain (loss) on investments		(2,482)	(3,773)	47,666	4,328	5,167	-	(10,756)	5,376

Change in unrealized gain (loss) on investments		(5,478)	(4,313)	(31,189)	15,000	-	-	(17,593)	9,982

Reinvested capital gains		6,487	6,717	48,463	18,363	-	-	45,970	-

Net increase (decrease) in contract owners’ equity resulting from operations		(1,383)	(1,369)	65,621	37,691	10,297	-	26,627	15,358

Equity transactions:

Purchase payments received from contract owners (note 4)		-	-	22,733	-	(7,882)	-	(1)	-

Transfers between funds		49,815	(103,662)	91,168	182,630	(1,971)	-	132,089	4,264

Redemptions (notes 2, 3, and 4)		(814)	(2,334)	(14,238)	(2,598)	(445)	-	(2,386)	(1,954)

Adjustments to maintain reserves		-	(1)	1	-	1	-	1	-

Net equity transactions		49,001	(105,997)	99,664	180,032	(10,297)	-	129,703	2,310

Net change in contract owners’ equity		47,618	(107,366)	165,285	217,723	-	-	156,330	17,668

Contract owners’ equity at beginning of period		59,170	166,536	307,924	90,201	-	-	54,512	36,844

Contract owners’ equity at end of period	$	106,788	59,170	473,209	307,924	-	-	210,842	54,512

CHANGE IN UNITS:

Beginning units		1,292	3,666	8,155	2,778	-	-	2,007	1,825

Units purchased		4,575	145	31,500	7,720	17,885	-	10,316	14,676

Units redeemed		(3,554)	(2,519)	(28,802)	(2,343)	(17,885)	-	(5,970)	(14,494)

Ending units		2,313	1,292	10,853	8,155	-	-	6,353	2,007

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROLCG		PROLCV		PROMC		PROMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	-	-	44	343	-	-	-

Realized gain (loss) on investments	389	(53)	3,599	(6)	13,242	(11,460)	1,632	(102)

Change in unrealized gain (loss) on investments	12,025	(1,600)	(4,967)	4,967	(7,675)	20,133	4,133	8,260

Reinvested capital gains	611	5,629	-	621	-	-	2,818	322

Net increase (decrease) in contract owners’ equity resulting from operations	13,025	3,976	(1,368)	5,626	5,910	8,673	8,583	8,480

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-

Transfers between funds	(33,271)	51,191	(397,502)	403,646	(1,564)	(9,972)	528	-

Redemptions (notes 2, 3, and 4)	(2,548)	(1,366)	(9,378)	(1,024)	(67,334)	(593)	(801)	(345)

Adjustments to maintain reserves	-	-	-	-	-	-	1	-

Net equity transactions	(35,819)	49,825	(406,880)	402,622	(68,898)	(10,565)	(272)	(345)

Net change in contract owners’ equity	(22,794)	53,801	(408,248)	408,248	(62,988)	(1,892)	8,311	8,135

Contract owners’ equity at beginning of period	59,491	5,690	408,248	-	75,625	77,517	62,818	54,683

Contract owners’ equity at end of period	$36,697	59,491	-	408,248	12,637	75,625	71,129	62,818

CHANGE IN UNITS:

Beginning units	1,230	150	12,058	-	2,449	2,858	1,872	1,883

Units purchased	-	1,110	263	12,091	2,989	1,361	1,606	-

Units redeemed	(663)	(30)	(12,321)	(33)	(5,070)	(1,770)	(1,617)	(11)

Ending units	567	1,230	-	12,058	368	2,449	1,861	1,872

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROMCV		PRON		PRONET		PROOG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$19	20	1,287	-	-	-	525	1,080

Realized gain (loss) on investments	1,224	(1,134)	576	20,911	20,478	(15,893)	4,331	(503)

Change in unrealized gain (loss) on investments	(365)	1,191	1,399	10,616	4,568	41,118	1,620	(3,254)

Reinvested capital gains	328	410	37,986	516	1,827	22,148	1,143	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,206	487	41,248	32,043	26,873	47,373	7,619	(2,677)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	(1)	-	-	10,426	-

Transfers between funds	(8,316)	368	179,703	(26,804)	(61,536)	47,964	(75,760)	24,067

Redemptions (notes 2, 3, and 4)	(68)	(78)	(11,041)	(2,892)	(1,296)	(8,415)	(1,581)	(1,255)

Adjustments to maintain reserves	1	-	1	1	1	(1)	-	-

Net equity transactions	(8,383)	290	168,663	(29,696)	(62,831)	39,548	(66,915)	22,812

Net change in contract owners’ equity	(7,177)	777	209,911	2,347	(35,958)	86,921	(59,296)	20,135

Contract owners’ equity at beginning of period	7,177	6,400	156,039	153,692	143,181	56,260	83,231	63,096

Contract owners’ equity at end of period	$-	7,177	365,950	156,039	107,223	143,181	23,935	83,231

CHANGE IN UNITS:

Beginning units	223	226	2,113	3,167	2,934	1,727	5,137	3,797

Units purchased	8	802	10,089	19,465	5,149	10,709	38,406	4,717

Units redeemed	(231)	(805)	(8,188)	(20,519)	(6,384)	(9,502)	(42,119)	(3,377)

Ending units	-	223	4,014	2,113	1,699	2,934	1,424	5,137

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PROPM		PRORE		PRORRO		PROSC

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	867	-	332	-	865	21	2,070	-

Realized gain (loss) on investments		237	(5,543)	266	-	(9,715)	(5,824)	255	99

Change in unrealized gain (loss) on investments		658	4,214	(2,975)	-	1,169	597	11,998	14,295

Reinvested capital gains		-	-	-	-	9,650	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,762	(1,329)	(2,377)	-	1,969	(5,206)	14,323	14,394

Equity transactions:

Purchase payments received from contract owners (note 4)		-	-	-	-	-	-	-	-

Transfers between funds		-	14,048	145,287	-	9,376	(42,534)	40,028	15,054

Redemptions (notes 2, 3, and 4)		(1,073)	(1,683)	(743)	-	(138)	(166)	(1,130)	(723)

Adjustments to maintain reserves		-	(1)	-	-	-	(1)	-	1

Net equity transactions		(1,073)	12,364	144,544	-	9,238	(42,701)	38,898	14,332

Net change in contract owners’ equity		689	11,035	142,167	-	11,207	(47,907)	53,221	28,726

Contract owners’ equity at beginning of period		24,279	13,244	-	-	9,669	57,576	110,452	81,726

Contract owners’ equity at end of period	$	24,968	24,279	142,167	-	20,876	9,669	163,673	110,452

CHANGE IN UNITS:

Beginning units		4,232	2,343	-	-	2,756	16,698	4,166	3,542

Units purchased		-	31,265	6,099	-	5,038	29,386	1,585	766

Units redeemed		(148)	(29,376)	(244)	-	(2,794)	(43,328)	(111)	(142)

Ending units		4,084	4,232	5,855	-	5,000	2,756	5,640	4,166

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PROSCG		PROSCN		PROSCV		PROSEM

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	-	-	-	-	-	1	2,495	-

Realized gain (loss) on investments		(681)	28	241,902	94,409	(939)	(64)	(2,491)	-

Change in unrealized gain (loss) on investments		(2,100)	716	(1,706)	90,246	885	345	-	-

Reinvested capital gains		499	281	38,567	2,549	-	167	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(2,282)	1,025	278,763	187,204	(54)	449	4	-

Equity transactions:

Purchase payments received from contract owners (note 4)		28,605	-	80,092	(2)	(147)	-	44,336	-

Transfers between funds		5,423	3,420	70,522	190,849	(1,137)	-	(44,286)	-

Redemptions (notes 2, 3, and 4)		(3,729)	(475)	(32,332)	(29,794)	(2,517)	(178)	(54)	-

Adjustments to maintain reserves		(1)	(1)	(1)	3	-	(1)	-	-

Net equity transactions		30,298	2,944	118,281	161,056	(3,801)	(179)	(4)	-

Net change in contract owners’ equity		28,016	3,969	397,044	348,260	(3,855)	270	-	-

Contract owners’ equity at beginning of period		10,071	6,102	432,520	84,260	3,855	3,585	-	-

Contract owners’ equity at end of period	$	38,087	10,071	829,564	432,520	-	3,855	-	-

CHANGE IN UNITS:

Beginning units		281	196	4,204	1,586	129	136	-	-

Units purchased		6,855	100	7,870	10,452	2,375	-	12,065	-

Units redeemed		(6,149)	(15)	(7,351)	(7,834)	(2,504)	(7)	(12,065)	-

Ending units		987	281	4,723	4,204	-	129	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PROSN		PROTEC		PROTEL		PROUB

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	-	-	-	-	-	-	1,410	-

Realized gain (loss) on investments		-	(10,589)	16,490	(1,959)	1,412	(186)	(1,612)	(6,200)

Change in unrealized gain (loss) on investments		-	(7)	(1,388)	15,801	305	-	66,484	52,241

Reinvested capital gains		-	10	17,517	3,375	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(10,586)	32,619	17,217	1,717	(186)	66,282	46,041

Equity transactions:

Purchase payments received from contract owners (note 4)		-	-	19,682	-	-	-	63,609	-

Transfers between funds		-	5,110	122,914	32,737	1,065	186	(30,694)	(11,530)

Redemptions (notes 2, 3, and 4)		-	(529)	(15,121)	(1,803)	(223)	-	(4,214)	(2,598)

Adjustments to maintain reserves		-	-	(1)	-	-	-	1	-

Net equity transactions		-	4,581	127,474	30,934	842	186	28,702	(14,128)

Net change in contract owners’ equity		-	(6,005)	160,093	48,151	2,559	-	94,984	31,913

Contract owners’ equity at beginning of period		-	6,005	73,798	25,647	-	-	137,705	105,792

Contract owners’ equity at end of period	$	-	-	233,891	73,798	2,559	-	232,689	137,705

CHANGE IN UNITS:

Beginning units		-	7,127	978	537	-	-	1,349	1,505

Units purchased		-	1,116,025	4,383	2,885	3,238	1,543	556	39

Units redeemed		-	(1,123,152)	(2,773)	(2,444)	(3,146)	(1,543)	(300)	(195)

Ending units		-	-	2,588	978	92	-	1,605	1,349

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PROUN		PROUSC		PROUSN		PROUTL

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	2,056	-	-	-	-	-	-	-

Realized gain (loss) on investments		192,100	207,442	1,448	-	3,179	(28,177)	(425)	2,509

Change in unrealized gain (loss) on investments		(33,439)	28,009	-	-	-	-	-	(2,978)

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		160,717	235,451	1,448	-	3,179	(28,177)	(425)	(469)

Equity transactions:

Purchase payments received from contract owners (note 4)		152,463	(1)	-	-	(4)	(3)	-	-

Transfers between funds		(24,794)	(180,631)	(1,066)	-	(3,175)	28,879	4,948	(36,280)

Redemptions (notes 2, 3, and 4)		(9,822)	(5,423)	(382)	-	-	(700)	(4,523)	(32)

Adjustments to maintain reserves		(1)	-	-	-	-	1	-	(1)

Net equity transactions		117,846	(186,055)	(1,448)	-	(3,179)	28,177	425	(36,313)

Net change in contract owners’ equity		278,563	49,396	-	-	-	-	-	(36,782)

Contract owners’ equity at beginning of period		342,719	293,323	-	-	-	-	-	36,782

Contract owners’ equity at end of period	$	621,282	342,719	-	-	-	-	-	-

CHANGE IN UNITS:

Beginning units		1,117	2,059	-	-	-	-	-	1,222

Units purchased		18,543	35,945	1,428	-	41,785,619	58,808,336	22,555	1

Units redeemed		(18,228)	(36,887)	(1,428)	-	(41,785,619)	(58,808,336)	(22,555)	(1,223)

Ending units		1,432	1,117	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

		PVDIB		PVEIB		PVHYB		PVIB

		2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$	-	-	15,833	21,556	7,684	417	369	373

Realized gain (loss) on investments		-	(4,203)	65,215	4,486	12,955	13,395	(20)	(21)

Change in unrealized gain (loss) on investments		-	4,205	142,322	83,416	(754)	171	(192)	(47)

Reinvested capital gains		-	-	64,443	60,426	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	2	287,813	169,884	19,885	13,983	157	305

Equity transactions:

Purchase payments received from contract owners (note 4)		-	-	1,170,016	6,037	-	-	-	1

Transfers between funds		-	(19,781)	1,807,739	187,620	112,907	(13,048)	-	-

Redemptions (notes 2, 3, and 4)		-	(241)	(68,123)	(50,926)	(1,309)	(93)	(63)	(68)

Adjustments to maintain reserves		-	-	(1)	-	(1)	-	-	(2)

Net equity transactions		-	(20,022)	2,909,631	142,731	111,597	(13,141)	(63)	(69)

Net change in contract owners’ equity		-	(20,020)	3,197,444	312,615	131,482	842	94	236

Contract owners’ equity at beginning of period		-	20,020	1,266,933	954,318	8,425	7,583	6,775	6,539

Contract owners’ equity at end of period	$	-	-	4,464,377	1,266,933	139,907	8,425	6,869	6,775

CHANGE IN UNITS:

Beginning units		-	1,561	28,179	24,551	458	462	494	499

Units purchased		-	-	65,657	5,190	118,796	167,745	-	-

Units redeemed		-	(1,561)	(10,493)	(1,562)	(112,209)	(167,749)	(4)	(5)

Ending units		-	-	83,343	28,179	7,045	458	490	494

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVNOB		ROCMC		ROCSC		TRBCG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$202	653	-	-	2,569	1,731	-	-

Realized gain (loss) on investments	4,265	3,165	13,888	(9,765)	4,255	(4,638)	131,180	24,821

Change in unrealized gain (loss) on investments	64,701	18,840	(6,284)	43,254	(13,117)	28,827	1,057,153	1,194,099

Reinvested capital gains	654	4,006	13,315	-	8,685	17,975	210,292	-

Net increase (decrease) in contract owners’ equity resulting from operations	69,822	26,664	20,919	33,489	2,392	43,895	1,398,625	1,218,920

Equity transactions:

Purchase payments received from contract owners (note 4)	988,848	-	-	(1)	599	13,125	129,857	(320)

Transfers between funds	1,060,680	(57,227)	(53,136)	53,842	(11,911)	(7,957)	22,475	870,547

Redemptions (notes 2, 3, and 4)	(11,090)	(2,831)	(1,094)	(3,504)	(20,068)	(17,936)	(595,661)	(311,526)

Adjustments to maintain reserves	(1)	-	-	1	(1)	(1)	(1)	-

Net equity transactions	2,038,437	(60,058)	(54,230)	50,338	(31,381)	(12,769)	(443,330)	558,701

Net change in contract owners’ equity	2,108,259	(33,394)	(33,311)	83,827	(28,989)	31,126	955,295	1,777,621

Contract owners’ equity at beginning of period	82,666	116,060	232,025	148,198	242,038	210,912	3,972,087	2,194,466

Contract owners’ equity at end of period	$2,190,925	82,666	198,714	232,025	213,049	242,038	4,927,382	3,972,087

CHANGE IN UNITS:

Beginning units	4,901	8,678	6,575	4,988	6,322	6,938	67,379	55,449

Units purchased	101,341	2,369	1,010	6,204	1,233	3,288	13,181	30,954

Units redeemed	(647)	(6,146)	(2,631)	(4,617)	(2,173)	(3,904)	(18,724)	(19,024)

Ending units	105,595	4,901	4,954	6,575	5,382	6,322	61,836	67,379

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TREI2		TRHS2		TRLT2		TRMCG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$8,862	9,936	-	-	11,850	10,910	-	-

Realized gain (loss) on investments	(630)	(20,715)	(42,250)	(12,692)	(5,901)	(7,210)	56	(29)

Change in unrealized gain (loss) on investments	9,436	42,687	(124,731)	888	8,429	12,295	(4,326)	324

Reinvested capital gains	35,752	18,544	120,439	43,184	-	-	5,637	1,416

Net increase (decrease) in contract owners’ equity resulting from operations	53,420	50,452	(46,542)	31,380	14,378	15,995	1,367	1,711

Equity transactions:

Purchase payments received from contract owners (note 4)	69,536	1,992	69,908	2,010	1	1	35,756	-

Transfers between funds	(9,956)	(137,486)	418,316	(157,086)	(41,292)	11,885	-	21,348

Redemptions (notes 2, 3, and 4)	(19,267)	(9,327)	(322,569)	(33,534)	(26,575)	(49,953)	(1,996)	(413)

Adjustments to maintain reserves	-	(3)	-	1	(1)	(1)	1	-

Net equity transactions	40,313	(144,824)	165,655	(188,609)	(67,867)	(38,068)	33,761	20,935

Net change in contract owners’ equity	93,733	(94,372)	119,113	(157,229)	(53,489)	(22,073)	35,128	22,646

Contract owners’ equity at beginning of period	453,004	547,376	1,167,684	1,324,913	326,075	348,148	22,646	-

Contract owners’ equity at end of period	$546,737	453,004	1,286,797	1,167,684	272,586	326,075	57,774	22,646

CHANGE IN UNITS:

Beginning units	13,939	18,411	13,899	16,194	24,333	27,194	2,013	-

Units purchased	2,084	2,358	9,216	977	2,508	7,584	2,871	2,056

Units redeemed	(919)	(6,830)	(8,013)	(3,272)	(7,413)	(10,445)	(174)	(43)

Ending units	15,104	13,939	15,102	13,899	19,428	24,333	4,710	2,013

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TAVV		VVGGS		VWBF		VWEM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$7,776	3,860	2,538	-	2,904	2,052	5,488	16,505

Realized gain (loss) on investments	5,134	24,096	(10,065)	(11,795)	553	(1,475)	(90,375)	(77,560)

Change in unrealized gain (loss) on investments	(48,044)	3,395	6,445	8,790	(2,875)	4,664	93,032	100,635

Reinvested capital gains	23,778	10,739	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,356)	42,090	(1,082)	(3,005)	582	5,241	8,145	39,580

Equity transactions:

Purchase payments received from contract owners (note 4)	16,751	-	-	-	-	-	-	(2)

Transfers between funds	84,555	11,333	13,220	43,594	(11,837)	245	(130,706)	13,564

Redemptions (notes 2, 3, and 4)	(18,827)	(12,252)	(2,531)	(1,299)	(224)	(546)	(6,204)	(30,922)

Adjustments to maintain reserves	-	-	(90)	-	1	-	-	1

Net equity transactions	82,479	(919)	10,599	42,295	(12,060)	(301)	(136,910)	(17,359)

Net change in contract owners’ equity	71,123	41,171	9,517	39,290	(11,478)	4,940	(128,765)	22,221

Contract owners’ equity at beginning of period	215,648	174,477	76,787	37,497	51,701	46,761	447,619	425,398

Contract owners’ equity at end of period	$286,771	215,648	86,304	76,787	40,223	51,701	318,854	447,619

CHANGE IN UNITS:

Beginning units	7,991	7,811	6,392	3,446	3,088	3,111	15,707	16,387

Units purchased	8,459	28,021	6,097	19,740	2,359	3,759	760	5,024

Units redeemed	(5,577)	(27,841)	(6,210)	(16,794)	(3,110)	(3,782)	(5,412)	(5,704)

Ending units	10,873	7,991	6,279	6,392	2,337	3,088	11,055	15,707

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHA		VVB		VVCA		VVCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,988	11,047	166,765	117,004	24,199	8,478	19,875	18,024

Realized gain (loss) on investments	(21,660)	1,818	91,705	(22,403)	(3,576)	(19,573)	54,938	66,628

Change in unrealized gain (loss) on investments	18,783	(27,266)	538,907	575,125	25,152	64,212	171,749	316,243

Reinvested capital gains	-	-	410,891	260,010	22,607	12,602	47,800	111,505

Net increase (decrease) in contract owners’ equity resulting from operations	1,111	(14,401)	1,208,268	929,736	68,382	65,719	294,362	512,400

Equity transactions:

Purchase payments received from contract owners (note 4)	-	10,849	1,860,637	442,474	9,605	322,008	22,627	93

Transfers between funds	(79,093)	3,153	1,048,066	239,311	29,281	96,780	237,838	(353,697)

Redemptions (notes 2, 3, and 4)	(87,744)	(92,580)	(914,226)	(206,354)	(22,194)	(93,959)	(454,097)	(17,681)

Adjustments to maintain reserves	1	(1)	-	3	1	-	(1)	-

Net equity transactions	(166,836)	(78,579)	1,994,477	475,434	16,693	324,829	(193,633)	(371,285)

Net change in contract owners’ equity	(165,725)	(92,980)	3,202,745	1,405,170	85,075	390,548	100,729	141,115

Contract owners’ equity at beginning of period	308,493	401,473	7,717,463	6,312,293	924,759	534,211	2,103,828	1,962,713

Contract owners’ equity at end of period	$142,768	308,493	10,920,208	7,717,463	1,009,834	924,759	2,204,557	2,103,828

CHANGE IN UNITS:

Beginning units	12,257	15,380	369,944	345,072	76,947	49,886	64,238	76,507

Units purchased	-	571	141,490	46,713	3,186	35,344	17,002	2,692

Units redeemed	(6,419)	(3,694)	(54,313)	(21,841)	(1,766)	(8,283)	(21,737)	(14,961)

Ending units	5,838	12,257	457,121	369,944	78,367	76,947	59,503	64,238

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVDV		VVEI		VVEIX		VVG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$39,098	16,536	154,360	122,508	119,458	103,826	3,573	(1,143)

Realized gain (loss) on investments	127,544	61,626	122,476	23,305	720,405	332,094	(550,163)	(231,531)

Change in unrealized gain (loss) on investments	50,995	156,162	211,214	30,942	1,353,443	1,445,723	2,539,637	1,989,685

Reinvested capital gains	167,899	78,330	359,947	265,789	431,550	281,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	385,536	312,654	847,997	442,544	2,624,856	2,163,277	1,993,047	1,757,011

Equity transactions:

Purchase payments received from contract owners (note 4)	93,842	19,107	455,277	504,569	617,120	130,668	394,068	247,149

Transfers between funds	659,131	438,435	789,612	479,978	2,032,993	332,519	(1,275,917)	729,074

Redemptions (notes 2, 3, and 4)	(87,717)	(82,253)	(636,108)	(487,185)	(888,066)	(273,312)	(313,754)	(225,368)

Adjustments to maintain reserves	1	(1)	3	(5)	-	3	(1)	3

Net equity transactions	665,257	375,288	608,784	497,357	1,762,047	189,878	(1,195,604)	750,858

Net change in contract owners’ equity	1,050,793	687,942	1,456,781	939,901	4,386,903	2,353,155	797,443	2,507,869

Contract owners’ equity at beginning of period	2,085,672	1,397,730	5,994,917	5,055,016	10,623,943	8,270,788	6,779,363	4,271,494

Contract owners’ equity at end of period	$3,136,465	2,085,672	7,451,698	5,994,917	15,010,846	10,623,943	7,576,806	6,779,363

CHANGE IN UNITS:

Beginning units	87,808	70,512	247,033	224,610	353,816	346,514	206,012	181,446

Units purchased	42,214	27,615	73,037	61,861	107,598	61,080	47,362	52,972

Units redeemed	(14,797)	(10,319)	(52,669)	(39,438)	(59,965)	(53,778)	(79,999)	(28,406)

Ending units	115,225	87,808	267,401	247,033	401,449	353,816	173,375	206,012

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVGBI		VVHGB		VVHYB		VVI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$38,691	25,796	444,695	331,875	162,803	147,073	82,178	92,296

Realized gain (loss) on investments	(11,892)	(53,065)	(291,890)	(131,712)	35,948	(262,527)	(275,332)	(42,571)

Change in unrealized gain (loss) on investments	6,808	110,144	12,560	623,823	(7,787)	465,475	615,826	715,956

Reinvested capital gains	1,602	2,575	-	-	-	-	274,315	241,793

Net increase (decrease) in contract owners’ equity resulting from operations	35,209	85,450	165,365	823,986	190,964	350,021	696,987	1,007,474

Equity transactions:

Purchase payments received from contract owners (note 4)	222,534	83,793	583,275	522,808	198,637	103,278	884,949	316,706

Transfers between funds	256,777	(84,886)	4,242,681	1,296,839	(121,583)	(6,445)	(861,785)	812,266

Redemptions (notes 2, 3, and 4)	(59,812)	(82,475)	(1,181,469)	(646,765)	(230,881)	(154,929)	(485,727)	(193,754)

Adjustments to maintain reserves	-	-	(1)	3	-	-	2	(2)

Net equity transactions	419,499	(83,568)	3,644,486	1,172,885	(153,827)	(58,096)	(462,561)	935,216

Net change in contract owners’ equity	454,708	1,882	3,809,851	1,996,871	37,137	291,925	234,426	1,942,690

Contract owners’ equity at beginning of period	1,482,083	1,480,201	16,878,880	14,882,009	3,277,763	2,985,838	8,626,742	6,684,052

Contract owners’ equity at end of period	$1,936,791	1,482,083	20,688,731	16,878,880	3,314,900	3,277,763	8,861,168	8,626,742

CHANGE IN UNITS:

Beginning units	147,098	156,096	1,463,258	1,358,711	220,086	223,316	454,997	403,186

Units purchased	51,842	23,228	536,944	234,352	43,872	167,445	89,462	91,422

Units redeemed	(10,070)	(32,226)	(224,229)	(129,805)	(54,336)	(170,675)	(114,656)	(39,611)

Ending units	188,870	147,098	1,775,973	1,463,258	209,622	220,086	429,803	454,997

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVMA		VVMCI		VVREI		VVSCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$50,491	16,627	73,415	68,078	77,083	44,290	1,670	924

Realized gain (loss) on investments	1,477	(8,794)	100,986	2,464	3,735	(3,246)	(9,216)	(16,159)

Change in unrealized gain (loss) on investments	139,296	175,086	810,186	682,381	33,185	136,154	83,116	115,818

Reinvested capital gains	46,204	31,886	78,137	103,221	71,965	93,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	237,468	214,805	1,062,724	856,144	185,968	270,897	75,570	100,583

Equity transactions:

Purchase payments received from contract owners (note 4)	-	1,299,892	618,706	264,104	617,390	273,716	86,213	13

Transfers between funds	129,354	16,892	3,382,727	(369,711)	630,190	242,414	133,791	13,648

Redemptions (notes 2, 3, and 4)	(20,477)	(48,831)	(322,391)	(227,122)	(121,823)	(87,407)	(10,248)	(25,672)

Adjustments to maintain reserves	1	1	2	(5)	-	(1)	1	-

Net equity transactions	108,878	1,267,954	3,679,044	(332,734)	1,125,757	428,722	209,757	(12,011)

Net change in contract owners’ equity	346,346	1,482,759	4,741,768	523,410	1,311,725	699,619	285,327	88,572

Contract owners’ equity at beginning of period	2,326,510	843,751	6,071,585	5,548,175	2,631,416	1,931,797	616,227	527,655

Contract owners’ equity at end of period	$2,672,856	2,326,510	10,813,353	6,071,585	3,943,141	2,631,416	901,554	616,227

CHANGE IN UNITS:

Beginning units	178,899	74,783	255,301	269,551	134,004	109,611	29,536	30,184

Units purchased	9,347	108,095	171,761	35,524	76,069	40,521	10,567	1,813

Units redeemed	(1,478)	(3,979)	(30,949)	(49,774)	(17,881)	(16,128)	(1,209)	(2,461)

Ending units	186,768	178,899	396,113	255,301	192,192	134,004	38,894	29,536

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVSTC		VVTISI		VVTSM		VRVDIA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$403,741	205,517	196,333	140,838	195,119	133,043	115	71

Realized gain (loss) on investments	(116,914)	(63,029)	12,583	9,335	972,231	90,761	4,043	(273)

Change in unrealized gain (loss) on investments	282,730	520,264	33,483	617,115	2,878,677	2,622,727	(4,960)	4,960

Reinvested capital gains	-	-	37,344	65,267	1,437,062	846,622	99	-

Net increase (decrease) in contract owners’ equity resulting from operations	569,557	662,752	279,743	832,555	5,483,089	3,693,153	(703)	4,758

Equity transactions:

Purchase payments received from contract owners (note 4)	513,399	762,569	1,510,542	204,268	4,301,403	748,437	-	-

Transfers between funds	565,904	415,862	2,940,318	865,432	4,072,190	2,721,571	(70,825)	67,805

Redemptions (notes 2, 3, and 4)	(586,517)	(449,208)	(320,749)	(58,988)	(2,075,414)	(522,460)	(462)	(541)

Adjustments to maintain reserves	1	(1)	2	(1)	1	(1)	-	-

Net equity transactions	492,787	729,222	4,130,113	1,010,711	6,298,180	2,947,547	(71,287)	67,264

Net change in contract owners’ equity	1,062,344	1,391,974	4,409,856	1,843,266	11,781,269	6,640,700	(71,990)	72,022

Contract owners’ equity at beginning of period	12,226,790	10,834,816	6,859,812	5,016,546	19,827,647	13,186,947	72,022	-

Contract owners’ equity at end of period	$13,289,134	12,226,790	11,269,668	6,859,812	31,608,916	19,827,647	32	72,022

CHANGE IN UNITS:

Beginning units	1,035,730	971,905	549,758	463,364	696,048	581,608	4,528	-

Units purchased	247,577	177,896	358,916	112,758	333,378	153,161	353	12,494

Units redeemed	(207,401)	(114,071)	(46,808)	(26,364)	(130,235)	(38,721)	(4,879)	(7,966)

Ending units	1,075,906	1,035,730	861,866	549,758	899,191	696,048	2	4,528

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VRVDRA		VRVNMA

	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$10,079	7,491	31,161	26,251

Realized gain (loss) on investments	(7,176)	(15,487)	(2,770)	(11,637)

Change in unrealized gain (loss) on investments	50,090	44,719	3,724	32,634

Reinvested capital gains	6,301	3,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,294	40,225	32,115	47,248

Equity transactions:

Purchase payments received from contract owners (note 4)	13,401	5,352	337,913	26,818

Transfers between funds	186,666	(38,504)	(26,341)	(55,347)

Redemptions (notes 2, 3, and 4)	(26,771)	(17,521)	(32,230)	(5,447)

Adjustments to maintain reserves	(2)	1	-	-

Net equity transactions	173,294	(50,672)	279,342	(33,976)

Net change in contract owners’ equity	232,588	(10,447)	311,457	13,272

Contract owners’ equity at beginning of period	360,713	371,160	578,657	565,385

Contract owners’ equity at end of period	$593,301	360,713	890,114	578,657

CHANGE IN UNITS:

Beginning units	13,334	15,233	36,672	38,943

Units purchased	9,204	801	22,856	4,115

Units redeemed	(2,766)	(2,700)	(6,266)	(6,386)

Ending units	19,772	13,334	53,262	36,672

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of New York Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)*

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)*

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)*

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)*

Rydex Variable Trust - Consumer Products Fund (RCPF)*

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)*

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)*

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)*

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)*

Rydex Variable Trust - Nova Fund (RNF)*

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)*

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)*

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)*

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)*

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)*

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)*

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)*

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)*

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)*

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)*

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)*

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)*

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)*

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)*

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)*

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)*

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)*

ProFunds - ProFund VP Banks (PROBNK)*

ProFunds - ProFund VP Bear (PROBR)*

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)*

ProFunds - ProFund VP Europe 30 (PROE30)*

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)*

ProFunds - ProFund VP Government Money Market (PROGMM)*

ProFunds - ProFund VP U.S. Government Plus (PROGVP)*

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)*

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Large-Cap Growth (PROLCG)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

ProFunds - ProFund VP Large-Cap Value (PROLCV)*

ProFunds - ProFund VP Mid-Cap (PROMC)

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)

ProFunds - ProFund VP Mid-Cap Value (PROMCV)*

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)*

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Small-Cap (PROSC)

ProFunds - ProFund VP Small-Cap Growth (PROSCG)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Small-Cap Value (PROSCV)*

ProFunds - ProFund VP Short Emerging Markets (PROSEM)*

ProFunds - ProFund VP Short International (PROSIN)*

ProFunds - ProFund VP Short Mid-Cap (PROSMC)*

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)*

ProFunds - ProFund VP Short Small-Cap (PROSSC)*

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)

ProFunds - ProFund VP UltraMid-Cap (PROUMC)*

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)*

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)*

ProFunds - ProFund VP Utilities (PROUTL)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)*

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)*

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	5/4/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	6/2/2023
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	6/2/2023
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)	7/18/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	9/15/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	10/26/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11/14/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	12/9/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)		4/15/2024
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)		4/15/2024
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)		5/7/2024
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)		6/21/2024
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)		6/21/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)		8/20/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABTGB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	5/1/2024

CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024

DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024

WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

WRBDP	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	5/1/2024

WRBP	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	5/1/2024

WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024

WRGNR	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	5/1/2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

WRLTBP	Ivy Variable Insurance Portfolios - Macquarie VIP Limited- Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Limited- Term Bond: Class II	5/1/2024

WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024

WRSTP	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	5/1/2024

WRVP	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	5/1/2024

LPVCAI	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	5/1/2024

MNCPS	New York Life Investments VP Funds Trust – NYLI VP MacKay Convertible Portfolio: Service Class	MainStay VP Funds Trust – MainStay VP MacKay Convertible Portfolio: Service Class	8/12/2024

PROA30	ProFunds - ProFund VP Asia 30	ProFund VP Asia 30	5/1/2024

PROAHY	ProFunds - ProFund Access VP High Yield	ProFund Access VP High Yield Fund	5/1/2024

PROBIO	ProFunds - ProFund VP Biotechnology	ProFund VP Biotechnology	5/1/2024

PROBL	ProFunds - ProFund VP Bull	ProFund VP Bull	5/1/2024

PROBM	ProFunds – ProFund VP Materials	ProFund VP Materials	5/1/2024

PROBNK	ProFunds - ProFund VP Banks	ProFund VP Banks	5/1/2024

PROBR	ProFunds - ProFund VP Bear	ProFund VP Bear	5/1/2024

PROCG	ProFunds - ProFund VP Consumer Staples	ProFund VP Consumer Staples	5/1/2024

PROCS	ProFunds - ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary	5/1/2024

PROE30	ProFunds - ProFund VP Europe 30	ProFund VP Europe 30	5/1/2024

PROEM	ProFunds - ProFund VP Emerging Markets	ProFund VP Emerging Markets	5/1/2024

PROFIN	ProFunds - ProFund VP Financials	ProFund VP Financials	5/1/2024

PROFUD	ProFunds - ProFund VP Falling U.S. Dollar	ProFund VP Falling US Dollar	5/1/2024

PROGMM	ProFunds - ProFund VP Government Money Market	ProFund VP Government Money Market	5/1/2024

PROGVP	ProFunds - ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	5/1/2024

PROHC	ProFunds - ProFund VP Health Care	ProFund VP Health Care	5/1/2024

PROIND	ProFunds - ProFund VP Industrials	ProFund VP Industrials	5/1/2024

PROINT	ProFunds - ProFund VP International	ProFund VP International	5/1/2024

PROJP	ProFunds - ProFund VP Japan	ProFund VP Japan	5/1/2024

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

PROLCG	ProFunds - ProFund VP Large-Cap Growth	ProFund VP Large-Cap Growth	5/1/2024

PROLCV	ProFunds - ProFund VP Large-Cap Value	ProFund VP Large-Cap Value	5/1/2024

PROMC	ProFunds - ProFund VP Mid-Cap	ProFund VP Mid-Cap	5/1/2024

PROMCG	ProFunds - ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Growth	5/1/2024

PROMCV	ProFunds - ProFund VP Mid-Cap Value	ProFund VP Mid-Cap Value	5/1/2024

PRON	ProFunds - ProFund VP Nasdaq-100	ProFund VP NASDAQ-100	5/1/2024

PRONET	ProFunds - ProFund VP Internet	ProFund VP Internet	5/1/2024

PROOG	ProFunds - ProFund VP Energy	ProFund VP Energy	5/1/2024

PROPHR	ProFunds - ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	5/1/2024

PROPM	ProFunds - ProFund VP Precious Metals	ProFund VP Precious Metals	5/1/2024

PRORE	ProFunds - ProFund VP Real Estate	ProFund VP Real Estate	5/1/2024

PRORRO	ProFunds - ProFund VP Rising Rates Opportunity	ProFund VP Rising Rates Opportunity	5/1/2024

PROSC	ProFunds - ProFund VP Small-Cap	ProFund VP Small-Cap	5/1/2024

PROSCG	ProFunds - ProFund VP Small-Cap Growth	ProFund VP Small-Cap Growth	5/1/2024

PROSCN	ProFunds - ProFund VP Semiconductor	ProFund VP Semiconductor	5/1/2024

PROSCV	ProFunds - ProFund VP Small-Cap Value	ProFund VP Small-Cap Value	5/1/2024

PROSEM	ProFunds - ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	5/1/2024

PROSIN	ProFunds - ProFund VP Short International	ProFund VP Short International	5/1/2024

PROSMC	ProFunds - ProFund VP Short Mid-Cap	ProFund VP Short Mid-Cap	5/1/2024

PROSN	ProFunds - ProFund VP Short Nasdaq-100	ProFund VP Short NASDAQ-100	5/1/2024

PROSSC	ProFunds - ProFund VP Short Small-Cap	ProFund VP Short Small-Cap	5/1/2024

PROTEC	ProFunds - ProFund VP Technology	ProFund VP Technology	5/1/2024

PROTEL	ProFunds - ProFund VP Communication Services	ProFund VP Communication Sevices	5/1/2024

PROUB	ProFunds - ProFund VP UltraBull	ProFund VP UltraBull	5/1/2024

PROUMC	ProFunds - ProFund VP UltraMid-Cap	ProFund VP UltraMid-Cap	5/1/2024

PROUN	ProFunds - ProFund VP UltraNasdaq-100	ProFund VP UltraNASDAQ-100	5/1/2024

PROUSC	ProFunds - ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap	5/1/2024

PROUSN	ProFunds - ProFund VP UltraShort Nasdaq-100	ProFund VP UltraShort NASDAQ-100	5/1/2024

PROUTL	ProFunds - ProFund VP Utilities	ProFund VP Utilities	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY and Monument Advisor Select NY contract. These fees were $192,822 and $163,956 for the years ended December 31, 2024 and 2023, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY and Monument Advisor Select NY, which is between 0.05% and 0.25% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $442,552 and $351,069 for the year ended

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

December 31, 2024 and 2023, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments

ABTGB	$50,945	$579
ALVGIA	96,016	43,411
ALVIVB	1,181	965
ALVSVB	3,308	38,479
APTGBS	590,223	215,850
ALCAI2	1,106,065	340,707
ALCGI2	150,430	158,934
ALMGI2	135,247	506,864
SVDF	-	118,175
SVOF	99,836	995
AAEIP3	247,385	253,373

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

AAGEA2	782,621	72,471
ABEAA2	68,554	93,612
ACEAA2	466,945	1,677
AGEAA2	320,525	11,639
AUGEA2	647,611	3,962
AMVAA4	2,579,070	285,571
AMVBC4	222,160	41,493
AMVBD4	975,049	254,354
AMVCB4	657,614	22,253
AMVGB4	50,576	9,068
AMVGG4	538,591	45,300
AMVGI4	383,096	133,484
AMVGR4	485,147	467,510
AMVGS4	87,061	62,709
AMVGW4	117,877	15,110
AMVHI4	2,771,139	3,127,343
AMVI4	5,644	158,121
AMVIG4	251,213	8,580
AMVM4	4,730	320,109
AMVNW4	1,339,014	556,457
AMVUA4	496,226	144,114
AVPAP2	11,551	7,254
AVRBP2	23,990	865
PIHYB2	3,060,295	2,164,337
PIVB2	43,248	199,445
PIVEI2	5,081	33,423
PIVF2	319,073	71,495
PIVMV2	71,704	3,604
PIVSI2	97,813	136,043
BRVED3	16,069	32,821
BRVHY3	239,256	203,134
BRVTR3	373,001	25,241
BVLCC3	85,435	4,739
BVLCV3	950	78
BVLFG3	696,695	1,082,334
MLVGA3	312,566	107,341
DSIF	1,294,557	1,197,677
DSRG	237,062	6,010
DVSCS	1,599,318	352,606
CVN1IF	411,873	96,178
CVSBF	219,694	17,181
CLVGT2	397,445	769,122
CLVLV1	-	20,330
CLVSI2	73,582	561,632
CLVSV1	65,107	251,425
CSCRS	3,082	5,207
DWVSVS	426,603	43,448
DFVEA	5,450,433	3,651,598
DFVGB	1,366,944	176,553
DFVGMI	1,538,982	2,327,133
DFVIS	645,477	422,002
DFVIV	1,194,519	739,296
DFVSTF	1,802,438	329,138
DFVULV	1,625,110	673,447
DFVUTV	1,850,443	1,328,975
ETVFR	295,405	457,052
FHIB	191,521	412,825
FVK2S	24,850	2,799
FVU2	682,841	127,162

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

FB2	453,000	77,672
FC2	1,727,903	593,792
FDSCS2	537,792	88,744
FEI2	316,379	1,243,807
FEMS2	20,477	52
FG2	1,700,460	635,460
FGI2	259,439	47,290
FGO2	367,953	1,490,012
FHI2	43,457	24,627
FIGBP2	1,872,632	585,580
FMC2	469,514	17,222
FNRS2	293,503	134,165
FO2	392,950	87,600
FRESS2	19,664	38,703
FV2	247,013	607,425
FVFI2	5,293	35,827
FVFRHI	941,976	106,970
FVICA2	1,084,651	188,976
FVSIS2	1,376,197	199,921
FVSS2	843,301	36,617
FEOVF	735,444	58,652
FTVGI2	-	235,382
FTVGR2	41,625	237,149
FTVIS2	92,403	3,610
FTVMS2	589	197
FTVRD2	100,968	17,837
FTVSI2	540,511	42,449
FTVUG2	219,262	202,134
GVMSA	149,001	8,073
GVFRB	743,496	465,915
GVR2XS	341,647	334,383
GVTRBE	823,075	278,820
RBF	135,012	133,891
RBKF	31,886	66
RELF	826,762	824,241
RENF	122,357	124,140
RESF	540,197	556,151
RFSF	218,266	170,872
RHCF	12,816	10,831
RHYS	327,757	46,696
RINF	264,117	295,553
RJNF	27,632	33,417
RLCE	-	51,251
RLCJ	52,241	50,043
RLF	335,442	390,414
RMED	66,938	22,254
RMEK	30,177	29,472
RNF	-	19
ROF	1,132,893	901,507
RPMF	43,073	379,691
RREF	612	87
RRF	32,195	34,215
RTEC	436,004	232,168
RTEL	102,876	103,882
RTRF	12	81
RUGB	167,212	166,354
RUTL	201,707	112,956
RVARS	2,882	177
RVCMD	18,889	173,323

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

RVF	1,350,480	1,372,208
RVLCG	773	1,943
RVLCV	4,432	17,009
RVLDD	-	48,601
RVMCG	568,004	12,292
RVMCV	237,130	243,156
RVMFU	56,719	69,745
RVSCG	11,547	2,014
RVSCV	-	4
RVSDL	9,858	831
RVWDL	22,425	21,943
SBLP	2,138,678	2,144,906
ACC1	187,958	75,990
AVHY1	1,058,210	1,055,899
AVIE	2,762	11,171
IVBRA2	197,421	176,863
IVCPB2	233	84,035
IVCPBI	1,938,265	314,699
IVDDI	63,266	89,647
IVGMMI	37,109,350	36,103,042
IVGS1	5,056	293
IVHS	242,034	82,442
IVKEI1	151,250	168,772
IVMCC2	17,535	17,172
IVRE	4,577	30,566
IVT	946,954	656,624
OVGIS	1,340	142
OVGSS	3,175	12,197
OVIGS	7,955	36,554
WRASP	440,041	28,873
WRBDP	1,155,873	96,064
WRBP	461	673
WRENG	-	12,222
WRGNR	25,499	313,451
WRHIP	4,279,454	4,293,482
WRLTBP	106,315	106,249
WRMCG	147,939	115,282
WRSTP	94,544	48,061
WRVP	1,031	6,413
JABIN	737,835	498,746
JAEI	783,103	388,405
JAFBS	20,429	603
JAFRIN	112,256	82,982
JAGRIN	469,449	132,232
JAGSEI	1,370	15
JAIG	775,024	116,450
JARIN	307,951	104,535
JMCVIN	468,492	34,607
JHEVTN	472,503	290,241
LZREMS	3,685	27,919
LZRIES	90,867	214,751
LZRUSM	10,364	109,183
LPVCAI	7,112	169
LPVCII	195,676	474,191
LVCLGI	344,207	700,812
SBVHY	5,314	102
SBVSG2	307,906	626,799
LACB2	991,324	86,999
LACDV2	183,922	92,328

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

LACI2	536,194	3,527
LACIPS	354,060	166,408
LACLV2	40,650	24,137
LACU2	677,248	4,271
LACV2	19,684	15,560
LOVBD	2,225,477	2,604,985
LOVCDG	63,171	10,609
MEGSS	132,303	143,372
MNDSC	42,583	264,675
MVFSC	21,963	21,531
MVIGSC	104,736	139,601
MGRFV	36,611	97,803
DTRTFY	382,930	71,463
GEM2	22,230	87,542
GIG	206,299	5,701
GVEXD	4,982,159	1,483,265
GVIXY	642,018	135,783
MCIFD	1,003,448	336,747
MSBF	181,412	1,901
NVAMVX	2,504	51
NVBXD	450,926	113,621
NVFIY	12,279	1,816
NVGEY	90,025	8,117
NVLCPY	537,142	176,480
NVMIVX	7,429	20,575
NVMLG1	920,427	374,536
NVMMV1	4,875	55,595
NVNSR1	-	26,468
NVSIXD	1,979,489	777,361
SAMY	47,597,066	40,785,955
TRF	55,225	131,418
AMCG	296,118	376,216
AMRI	722	146
AMTB	104,867	103,957
NALG	164,528	8
NAMG	354,909	308,459
NASCV	439,726	194
NOTB2	-	118,437
NOTBBA	56,496	56,114
NOTC2	3,528	691
NOVPDI	124	174
NOVPM	2	-
MNCPS	293,314	204,180
PMUBAM	19,593	369,113
PMVAAA	32,404	39,894
PMVEBA	4,529,783	4,478,335
PMVFBA	4,072	80,905
PMVFHA	161,589	274,353
PMVGBA	453,038	18,191
PMVHYA	2,299,962	2,181,343
PMVID	3,351,204	1,028,899
PMVLDA	177,816	61,402
PMVLGA	1,902,091	739,245
PMVRRA	51,859	1,015,639
PMVRSA	118,329	107,493
PMVTRA	1,688,262	414,342
PVGCBA	121,210	4,490
PVGMAA	20,557	16,227
PVSTA	1,678,278	681,432

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

PROA30	39,452	42,437
PROAHY	11,230	5,784
PROBIO	258,396	249,710
PROBL	3,750,266	3,854,430
PROBM	-	8,228
PROBNK	426,906	448,537
PROCG	186,689	212,474
PROCS	85,251	255,768
PROEM	310,762	291,613
PROFIN	214,537	181,036
PROGVP	136,051	131,625
PROHC	227,068	171,490
PROIND	853,888	705,081
PROINT	299,231	304,399
PROJP	374,565	189,887
PROLCG	611	35,819
PROLCV	-	406,880
PROMC	32,617	101,171
PROMCG	69,536	66,991
PROMCV	588	8,624
PRON	806,132	598,196
PRONET	272,404	333,408
PROOG	375,897	441,144
PROPM	867	1,073
PRORE	151,171	6,295
PRORRO	30,397	10,644
PROSC	44,074	3,105
PROSCG	273,707	242,909
PROSCN	1,085,776	928,927
PROSCV	73,524	77,324
PROSEM	46,831	44,340
PROTEC	330,470	185,479
PROTEL	79,316	78,473
PROUB	65,020	34,907
PROUN	6,339,128	6,219,226
PROUSC	60,273	61,721
PROUSN	865,584	868,764
PROUTL	500,848	500,423
PVEIB	3,470,373	480,466
PVHYB	2,299,512	2,180,231
PVIB	369	63
PVNOB	2,052,235	12,941
ROCMC	54,040	94,955
ROCSC	51,656	71,783
TRBCG2	1,037,375	1,270,413
TREI2	116,219	31,291
TRHS2	981,012	694,918
TRLT2	45,860	101,875
TRMCG2	41,393	1,995
TAVV	255,970	141,937
VVGGS	76,954	63,817
VWBF	21,035	30,191
VWEM	28,138	159,560
VWHA	3,988	166,837
VVB	3,604,300	1,032,167
VVCA	88,195	24,697
VVCG	670,677	796,635
VVDV	1,232,887	360,634
VVEI	2,163,777	1,040,687

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

VVEIX	4,098,630	1,785,575
VVG	1,518,589	2,710,621
VVGBI	530,639	70,847
VVHGB	5,892,810	1,803,628
VVHYB	725,048	716,072
VVI	1,924,609	2,030,679
VVMA	232,262	26,689
VVMCI	4,251,955	421,361
VVREI	1,572,914	298,109
VVSCG	239,745	28,319
VVSTC	3,052,097	2,155,570
VVTISI	4,881,158	517,369
VVTSM	11,561,884	3,631,523
VRVDIA	5,482	76,554
VRVDRA	265,904	76,229
VRVNMA	374,111	63,607

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as value or a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2024	0.00%	2,973	$28.80	$85,623	0.00%	5.96%
2023	0.00%	1,225	27.18	33,297	0.05%	15.70%
2022	0.00%	1,235	23.49	29,006	0.00%	-27.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.00%	10,811	44.20	477,868	1.43%	13.02%
2023	0.00%	9,950	39.11	389,161	1.60%	12.03%
2022	0.00%	8,627	34.91	301,178	1.40%	-4.19%
2021	0.00%	8,824	36.44	321,553	0.80%	28.16%
2020	0.00%	6,665	28.43	189,508	1.58%	2.72%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.00%	5,170	9.64	49,819	2.33%	4.81%
2023	0.00%	5,270	9.19	48,449	0.70%	14.83%
2022	0.00%	5,354	8.01	42,863	4.19%	-13.79%
2021	0.00%	5,423	9.29	50,364	1.68%	10.85%
2020	0.00%	5,725	8.38	47,964	0.78%	2.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.00%	1,421	40.92	58,147	0.60%	9.72%
2023	0.00%	2,439	37.29	90,953	0.79%	16.86%
2022	0.00%	2,946	31.91	93,998	0.89%	-15.82%
2021	0.00%	6,334	37.91	240,092	0.66%	35.60%
2020	0.00%	8,034	27.95	224,589	0.69%	3.05%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2024	0.00%	68,617	15.53	1,065,714	8.60%	24.34%
2023	0.00%	48,819	12.49	609,805	0.36%	10.51%
2022	0.00%	21,040	11.30	237,824	0.00%	-5.06%
2021	0.00%	33,669	11.91	400,849	11.14%	-5.87%
2020	0.00%	43,774	12.65	553,678	6.88%	19.69%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	0.00%	9,331	139.67	1,303,229	0.00%	48.13%
2023	0.00%	3,043	94.29	286,895	0.00%	43.13%
2022	0.00%	3,186	65.88	209,902	0.00%	-36.52%
2021	0.00%	5,386	103.78	558,904	0.00%	19.13%
2020	0.00%	6,124	87.12	533,493	0.00%	41.75%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2024	0.00%	380	80.78	30,687	0.00%	42.89%
2023	0.00%	489	56.53	27,633	0.00%	32.67%
2020	0.00%	14,430	62.11	896,212	0.16%	67.03%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	0.00%	3,503	51.70	181,106	0.00%	21.07%
2023	0.00%	11,537	42.70	492,625	0.00%	23.17%
2022	0.00%	7,973	34.67	276,377	0.00%	-36.07%
2021	0.00%	7,065	54.23	383,102	0.00%	4.20%
2020	0.00%	9,416	52.04	490,001	0.00%	64.63%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.00%	1,703	63.88	108,789	0.00%	20.14%
2022	0.00%	2,348	53.17	124,863	0.00%	-37.85%
2021	0.00%	3,660	85.55	313,121	0.00%	-5.04%
2020	0.00%	3,460	90.09	311,723	0.00%	62.65%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	0.00%	1,572	65.74	103,375	0.05%	15.05%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.00%	7,739	19.67	152,186	3.00%	40.60%
2023	0.00%	8,381	13.99	117,231	2.87%	13.91%
2022	0.00%	22,934	12.28	281,618	4.86%	17.32%
2021	0.00%	10,282	10.47	107,618	2.35%	37.77%
2020	0.00%	20,156	7.60	153,127	1.98%	-25.12%
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2024	0.00%	26,864	28.18	756,917	4.97%	14.58%
2023	0.00%	2,569	24.59	63,171	4.22%	16.88%
2022	0.00%	653	21.04	13,731	1.30%	-13.17%
2021	0.00%	876	24.23	21,217	1.01%	18.33%
2020	0.00%	1,088	20.48	22,281	1.90%	9.96%
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2024	0.00%	46,413	22.65	1,051,412	1.75%	10.17%
2023	0.00%	48,826	20.56	1,003,967	2.72%	12.82%
2022	0.00%	34,954	18.23	637,062	1.71%	-12.88%
2021	0.00%	35,288	20.92	738,268	1.34%	10.79%
2020	0.00%	21,966	18.88	414,795	2.29%	9.12%
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2024	0.00%	45,373	15.74	714,119	3.25%	5.29%
2023	0.00%	16,028	14.95	239,583	7.37%	7.84%
2022	0.00%	4,486	13.86	62,176	2.64%	-11.82%
2021	0.00%	1,949	15.72	30,634	1.42%	2.28%
2020	0.00%	1,957	15.37	30,076	7.92%	6.49%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2024	0.00%	50,916	26.00	1,323,955	1.66%	12.67%
2023	0.00%	40,257	23.08	929,064	2.63%	15.27%
2022	0.00%	15,189	20.02	304,111	1.61%	-13.25%
2021	0.00%	15,237	23.08	351,672	1.25%	14.88%
2020	0.00%	15,283	20.09	307,037	2.12%	10.01%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2024	0.00%	42,687	19.07	814,124	3.84%	7.97%
2023	0.00%	9,479	17.66	167,439	2.15%	10.59%
2022	0.00%	9,589	15.97	153,154	1.75%	-12.54%
2021	0.00%	9,700	18.26	177,141	1.43%	6.47%
2020	0.00%	9,811	17.15	168,288	1.22%	8.43%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2024	0.00%	168,413	23.34	3,931,333	2.72%	16.11%
2023	0.00%	72,822	20.10	1,464,035	2.02%	14.02%
2022	0.00%	76,717	17.63	1,352,652	1.73%	-13.66%
2021	0.00%	73,513	20.42	1,501,271	1.47%	14.84%
2020	0.00%	62,804	17.78	1,116,818	1.52%	12.16%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.00%	32,264	30.99	999,734	1.58%	18.85%
2023	0.00%	26,909	26.07	701,548	1.97%	16.97%
2022	0.00%	20,921	22.29	466,300	1.78%	-8.69%
2021	0.00%	10,360	24.41	252,869	1.76%	27.51%
2020	0.00%	5,376	19.14	102,908	1.33%	8.47%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2024	0.00%	169,631	12.01	2,037,067	4.94%	0.98%
2023	0.00%	117,076	11.89	1,392,343	3.30%	4.72%
2022	0.00%	114,206	11.36	1,296,952	2.69%	-12.75%
2021	0.00%	57,105	13.02	743,256	1.46%	-0.59%
2020	0.00%	30,670	13.09	401,545	2.33%	9.38%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2024	0.00%	105,402	14.87	1,567,732	3.65%	9.93%
2023	0.00%	65,848	13.53	890,937	3.19%	8.76%
2022	0.00%	30,253	12.44	376,378	2.69%	-7.37%
2021	0.00%	23,646	13.43	317,595	2.51%	14.68%
2020	0.00%	22,539	11.71	263,977	2.67%	4.11%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2024	0.00%	28,537	9.77	278,934	1.98%	-3.32%
2023	0.00%	24,866	10.11	251,411	0.00%	5.89%
2022	0.00%	26,257	9.55	250,695	0.21%	-17.84%
2021	0.00%	25,219	11.62	293,078	1.75%	-5.18%
2020	0.00%	15,351	12.26	188,137	0.98%	9.62%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2024	0.00%	35,776	18.77	671,660	1.52%	13.39%
2023	0.00%	9,892	16.56	163,789	0.70%	22.29%
2022	0.00%	10,410	13.54	140,938	0.48%	-24.92%
2021	0.00%	10,459	18.03	188,609	0.17%	16.14%
2020	0.00%	1,687	15.53	26,194	0.16%	30.17%
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2024	0.00%	54,157	35.52	1,923,520	1.00%	23.92%
2023	0.00%	49,726	28.66	1,425,230	1.14%	25.82%
2022	0.00%	59,181	22.78	1,348,086	1.23%	-16.71%
2021	0.00%	43,986	27.35	1,202,912	1.09%	23.80%
2020	0.00%	24,442	22.09	539,936	1.18%	13.25%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2024	0.00%	39,106	50.96	1,992,710	0.17%	31.30%
2023	0.00%	40,018	38.81	1,553,094	0.18%	38.14%
2022	0.00%	40,455	28.10	1,136,612	0.11%	-30.11%
2021	0.00%	38,692	40.20	1,555,505	0.06%	21.68%
2020	0.00%	30,559	33.04	1,009,610	0.20%	51.71%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.00%	18,499	13.16	243,416	0.83%	2.12%
2023	0.00%	17,675	12.89	227,757	0.03%	15.79%
2022	0.00%	15,431	11.13	171,729	0.00%	-29.69%
2021	0.00%	6,845	15.83	108,340	0.00%	6.43%
2020	0.00%	2,504	14.87	37,239	0.13%	29.39%
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2024	0.00%	21,101	16.34	344,798	1.91%	13.70%
2023	0.00%	15,290	14.37	219,743	2.65%	20.65%
2022	0.00%	7,751	11.91	92,326	3.64%	-17.57%
2021	0.00%	1,975	14.45	28,544	1.14%	14.46%
2020	0.00%	1,071	12.63	13,522	1.13%	8.55%	****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.00%	98,412	16.61	1,634,922	5.28%	9.39%
2023	0.00%	127,218	15.19	1,932,118	16.63%	12.18%
2022	0.00%	11,783	13.54	159,522	3.85%	-9.53%
2021	0.00%	5,908	14.96	88,413	1.25%	8.18%
2020	0.00%	13,118	13.83	181,462	5.89%	7.74%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.00%	27,333	14.79	404,123	0.94%	2.93%
2023	0.00%	37,724	14.36	541,876	0.93%	15.56%
2022	0.00%	56,955	12.43	707,974	1.49%	-21.02%
2021	0.00%	60,848	15.74	957,679	2.69%	-1.71%
2020	0.00%	36,698	16.01	587,650	0.42%	13.66%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2024	0.00%	74,447	12.01	893,958	2.60%	3.11%
2023	0.00%	56,276	11.65	655,397	2.48%	15.66%
2022	0.00%	55,525	10.07	559,109	3.28%	-15.52%
2021	0.00%	20,462	11.92	243,898	5.98%	5.09%
2020	0.00%	1,016	11.34	11,524	0.83%	5.73%
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2024	0.00%	6,091	11.23	68,426	2.42%	0.35%
2023	0.00%	34,900	11.20	390,714	3.77%	3.51%
2022	0.00%	32,905	10.82	355,889	1.59%	-10.16%
2021	0.00%	2,826	12.04	34,025	0.25%	-0.78%
2020	0.00%	2,975	12.13	36,098	0.69%	6.38%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.00%	193,362	17.57	3,398,086	1.26%	6.33%
2023	0.00%	152,144	16.53	2,514,524	1.26%	15.67%
2022	0.00%	153,802	14.29	2,197,598	1.17%	-22.25%
2021	0.00%	119,126	18.38	2,189,296	0.72%	4.63%
2020	0.00%	80,097	17.56	1,406,887	0.03%	23.29%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2024	0.00%	71,522	10.74	768,110	5.17%	0.44%
2023	0.00%	41,739	10.69	446,271	4.18%	2.62%
2022	0.00%	21,062	10.42	219,440	3.07%	-11.20%
2021	0.00%	33,408	11.73	391,959	0.96%	-0.88%
2020	0.00%	38,876	11.84	460,134	2.10%	9.48%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2024	0.00%	19,601	18.63	365,101	1.92%	14.63%
2023	0.00%	19,990	16.25	324,844	1.83%	10.23%
2022	0.00%	20,403	14.74	300,776	2.21%	-13.97%
2021	0.00%	20,892	17.14	358,002	1.36%	12.50%
2020	0.00%	21,333	15.23	324,923	1.57%	5.88%
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2024	0.00%	10,551	18.75	197,874	1.66%	13.99%
2023	0.00%	9,328	16.45	153,473	1.79%	9.73%
2022	0.00%	6,924	14.99	103,816	4.57%	-9.16%
2021	0.00%	3,924	16.51	64,763	1.58%	17.11%
2020	0.00%	4,574	14.09	64,466	1.94%	-1.25%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	0.00%	34,095	27.09	923,735	5.60%	8.47%
2022	0.00%	70,177	22.50	1,578,759	5.04%	-11.44%
2021	0.00%	4,348	25.40	110,452	1.89%	5.45%	****
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2024	0.00%	12,578	18.61	234,034	4.15%	3.02%
2023	0.00%	21,879	18.06	395,156	3.74%	6.70%
2022	0.00%	19,898	16.93	336,807	2.18%	-14.46%
2021	0.00%	20,012	19.79	395,993	2.02%	0.22%
2020	0.00%	34,981	19.75	690,709	2.80%	8.42%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	0.00%	552	44.74	24,690	1.80%	10.97%
2023	0.00%	1,380	40.31	55,618	1.50%	7.17%
2022	0.00%	3,702	37.61	139,249	1.69%	-7.94%
2021	0.00%	1,470	40.86	60,069	1.19%	25.33%
2020	0.00%	1,030	32.60	33,580	2.49%	-0.26%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	0.00%	8,127	66.77	542,629	0.44%	22.31%
2023	0.00%	4,281	54.59	233,674	0.60%	28.58%
2022	0.00%	4,142	42.45	175,864	0.60%	-19.68%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	0.00%	2,727	39.41	107,478	1.76%	10.64%
2023	0.00%	1,028	35.62	36,612	1.49%	12.20%
2022	0.00%	237	31.74	7,522	1.57%	-5.89%
2021	0.00%	237	33.73	7,996	0.74%	29.37%
2020	0.00%	237	26.07	6,179	0.96%	1.87%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2024	0.00%	25,562	20.51	524,149	4.02%	3.86%
2023	0.00%	28,509	19.74	562,841	3.62%	8.07%
2022	0.00%	28,493	18.27	520,479	2.90%	-12.84%
2021	0.00%	28,611	20.96	599,633	2.96%	1.73%
2020	0.00%	4,251	20.60	87,579	3.26%	7.37%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2024	0.00%	4,281	36.79	157,479	2.21%	9.71%
2023	0.00%	5,169	33.53	173,330	1.86%	11.99%
2022	0.00%	4,178	29.94	125,118	1.01%	-4.10%
2021	0.00%	6,988	31.23	218,205	1.29%	20.30%
2020	0.00%	8,260	25.96	214,405	2.11%	3.57%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.00%	39,149	19.74	772,922	6.66%	7.85%
2023	0.00%	40,010	18.31	732,403	6.24%	12.90%
2022	0.00%	40,303	16.21	653,453	5.22%	-10.56%
2021	0.00%	67,028	18.13	1,215,005	4.21%	5.21%
2020	0.00%	63,085	17.23	1,086,877	4.96%	7.04%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.00%	58,802	12.31	723,639	3.96%	1.14%
2023	0.00%	32,292	12.17	392,935	3.37%	5.41%
2022	0.00%	14,914	11.54	172,162	1.83%	-14.27%
2021	0.00%	53,853	13.47	725,141	1.48%	-1.69%
2020	0.00%	71,816	13.70	983,680	1.79%	8.55%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2024	0.00%	4,012	54.23	217,595	0.50%	25.11%
2023	0.00%	2,844	43.35	123,292	0.85%	24.90%
2022	0.00%	966	34.71	33,519	0.41%	-20.16%
2021	0.00%	2,207	43.47	95,914	0.06%	28.06%
2020	0.00%	1,493	33.94	50,676	1.10%	19.50%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
2024	0.00%	149	40.96	6,087	1.41%	16.13%
2023	0.00%	151	35.27	5,311	1.29%	13.37%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2024	0.00%	10,995	72.80	800,444	0.00%	31.39%
2023	0.00%	18,223	55.41	1,009,680	0.00%	52.47%
2022	0.00%	2,147	36.34	78,010	0.00%	-38.25%
2021	0.00%	2,502	58.85	147,276	0.00%	17.78%
2020	0.00%	2,524	49.97	126,119	0.00%	43.43%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.00%	56,779	21.53	1,222,521	1.49%	8.93%
2023	0.00%	52,138	19.77	1,030,595	2.61%	12.49%
2022	0.00%	47,155	17.57	828,613	0.00%	-16.07%
2021	0.00%	45,771	20.94	958,315	0.82%	6.42%
2020	0.00%	42,986	19.68	845,754	1.42%	20.71%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.25%	19,936	36.90	735,632	1.17%	24.35%
2023	0.25%	18,141	29.67	538,324	1.36%	25.61%
2022	0.25%	20,910	23.62	493,957	1.38%	-18.52%
2021	0.25%	15,642	28.99	453,505	1.18%	28.09%
2020	0.25%	9,127	22.64	206,590	1.43%	17.71%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	0.00%	6,311	66.43	419,275	0.31%	24.89%
2023	0.00%	2,548	53.19	135,562	0.70%	23.82%
2022	0.00%	2,471	42.96	106,136	0.67%	-22.87%
2021	0.00%	1,295	55.70	72,147	0.76%	27.00%
2020	0.00%	1,367	43.86	59,955	0.82%	24.14%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.00%	50,459	54.33	2,741,450	0.77%	7.96%
2023	0.00%	27,198	50.33	1,368,751	1.01%	15.39%
2022	0.00%	24,573	43.61	1,071,720	0.92%	-16.65%
2021	0.00%	27,392	52.33	1,433,331	0.65%	26.14%
2020	0.00%	29,223	41.48	1,212,220	1.18%	10.64%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	0.00%	29,487	10.63	313,406	0.00%	6.29%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	0.00%	39,741	23.30	926,032	1.88%	18.91%
2023	0.00%	32,156	19.60	630,118	1.62%	16.42%
2022	0.00%	32,668	16.83	549,872	1.25%	-15.47%
2021	0.00%	31,504	19.91	627,295	0.93%	14.72%
2020	0.00%	4,324	17.36	75,050	0.59%	14.76%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.00%	12,119	181.33	2,197,506	0.00%	26.58%
2023	0.00%	15,269	143.25	2,187,370	0.00%	44.87%
2022	0.00%	15,051	98.89	1,488,297	0.00%	-31.86%
2021	0.00%	16,134	145.12	2,341,295	0.21%	38.69%
2020	0.00%	5,613	104.64	587,342	0.00%	45.80%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2024	0.00%	7,707	40.57	312,633	0.00%	12.86%
2023	0.00%	8,233	35.94	295,913	0.00%	5.39%
2022	0.00%	8,398	34.10	286,406	0.00%	-1.84%
2021	0.00%	4,064	34.74	141,194	0.00%	26.29%
2020	0.00%	10,196	27.51	280,509	0.00%	7.08%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2024	0.00%	30,705	13.21	405,563	3.72%	4.51%
2023	0.00%	70,477	12.64	890,740	3.73%	9.20%
2022	0.00%	56,106	11.57	649,356	2.31%	-11.52%
2021	0.00%	48,241	13.08	630,996	5.22%	1.63%
2020	0.00%	33,591	12.87	432,336	3.53%	6.62%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2024	0.00%	3,727	32.86	122,455	0.00%	13.93%
2023	0.00%	9,312	28.84	268,541	0.00%	13.14%
2022	0.00%	11,605	25.49	295,798	0.00%	-14.71%
2021	0.00%	11,385	29.88	340,219	0.00%	30.93%
2020	0.00%	7,789	22.82	177,774	0.00%	9.19%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2024	0.00%	7,172	7.50	53,776	3.01%	4.83%
2023	0.00%	7,674	7.15	54,891	18.53%	-9.11%
2022	0.00%	7,786	7.87	61,274	17.49%	16.03%
2021	0.00%	10,555	6.78	71,596	7.17%	27.90%
2020	0.00%	4,383	5.30	23,244	5.64%	-1.48%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.00%	30,275	20.29	614,124	1.02%	11.02%
2023	0.00%	12,456	18.27	227,598	0.65%	9.10%
2022	0.00%	12,594	16.75	210,929	0.63%	-12.36%
2021	0.00%	14,164	19.11	270,675	0.81%	34.01%
2020	0.00%	21,855	14.26	311,638	1.10%	-2.18%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2024	0.25%	544,567	18.98	10,336,054	2.09%	14.81%
2023	0.25%	464,369	16.53	7,676,901	2.65%	19.85%
2022	0.25%	325,617	13.79	4,491,661	1.98%	-13.90%
2021	0.25%	276,735	16.02	4,433,451	2.66%	24.06%
2020	0.25%	120,707	12.91	1,558,704	2.46%	11.88%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2024	0.25%	312,662	11.65	3,640,984	6.04%	5.12%
2023	0.25%	223,392	11.08	2,474,712	4.30%	4.79%
2022	0.25%	204,509	10.57	2,161,940	1.64%	-6.57%
2021	0.25%	207,961	11.31	2,352,959	0.78%	-1.29%
2020	0.25%	124,195	11.46	1,423,516	0.03%	1.21%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.25%	268,305	19.28	5,172,475	2.57%	11.71%
2023	0.25%	319,284	17.26	5,510,074	2.79%	14.44%
2022	0.25%	295,016	15.08	4,448,898	1.81%	-11.18%
2021	0.25%	172,997	16.98	2,937,185	1.52%	13.92%
2020	0.25%	158,236	14.90	2,358,318	1.20%	11.01%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2024	0.25%	153,247	16.40	2,512,938	3.49%	3.56%
2023	0.25%	148,261	15.83	2,347,689	3.11%	13.83%
2022	0.25%	152,942	13.91	2,127,626	2.71%	-17.85%
2021	0.25%	125,377	16.93	2,123,116	2.77%	14.28%
2020	0.25%	103,303	14.82	1,530,738	2.35%	9.14%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.25%	267,435	15.67	4,190,334	4.32%	6.35%
2023	0.25%	254,610	14.73	3,751,014	4.42%	17.57%
2022	0.25%	291,117	12.53	3,648,044	3.52%	-3.70%
2021	0.25%	352,429	13.01	4,585,929	4.37%	17.82%
2020	0.25%	316,208	11.04	3,492,304	2.81%	-2.01%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2024	0.25%	430,840	11.37	4,898,758	5.61%	5.22%
2023	0.25%	318,213	10.81	3,438,696	3.64%	4.72%
2022	0.25%	343,327	10.32	3,542,854	1.57%	-1.40%
2021	0.25%	260,749	10.47	2,729,001	0.01%	-0.44%
2020	0.25%	231,592	10.51	2,434,534	0.76%	0.35%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2024	0.25%	214,095	24.08	5,155,697	2.24%	13.10%
2023	0.25%	201,030	21.29	4,280,376	2.10%	10.65%
2022	0.25%	210,944	19.24	4,059,325	2.16%	-5.12%
2021	0.25%	215,169	20.28	4,363,854	1.80%	26.72%
2020	0.25%	219,805	16.00	3,517,921	2.41%	-1.62%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2024	0.25%	219,880	24.94	5,484,153	1.48%	7.87%
2023	0.25%	216,675	23.12	5,010,092	1.59%	19.73%
2022	0.25%	215,946	19.31	4,170,257	1.42%	-4.45%
2021	0.25%	181,117	20.21	3,660,641	1.61%	39.33%
2020	0.25%	137,718	14.51	1,997,734	2.32%	3.72%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.00%	117,621	17.57	2,066,999	7.90%	7.68%
2023	0.00%	137,158	16.32	2,238,413	8.17%	11.21%
2022	0.00%	231,617	14.67	3,398,906	4.80%	-2.74%
2021	0.00%	131,675	15.09	1,986,670	2.86%	3.63%
2020	0.00%	33,482	14.56	487,491	3.59%	2.00%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	0.00%	11,085	32.31	358,194	8.27%	6.27%
2023	0.00%	19,593	30.41	595,740	4.36%	12.71%
2022	0.00%	10,215	26.98	275,558	6.00%	-11.78%
2021	0.00%	13,330	30.58	407,615	4.50%	4.85%
2020	0.00%	14,556	29.16	424,511	5.41%	5.59%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2024	0.00%	17,285	41.49	717,192	0.63%	16.78%
2023	0.00%	17,340	35.53	616,107	0.00%	14.86%
2022	0.00%	17,146	30.94	530,426	0.00%	-30.26%
2021	0.00%	19,929	44.36	883,970	0.00%	2.26%
2020	0.00%	20,413	43.37	885,391	0.00%	28.48%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	0.00%	31,128	37.37	1,163,355	2.49%	15.56%
2023	0.00%	15,176	32.34	490,805	1.78%	8.68%
2022	0.00%	13,810	29.76	410,973	1.90%	-13.75%
2021	0.00%	14,417	34.50	497,439	1.70%	18.51%
2020	0.00%	13,656	29.11	397,591	1.94%	0.93%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.00%	39,103	37.28	1,457,958	1.90%	15.63%
2023	0.00%	30,123	32.25	971,331	1.48%	21.23%
2022	0.00%	38,620	26.60	1,027,184	1.05%	-18.19%
2021	0.00%	64,096	32.51	2,083,756	0.81%	17.99%
2020	0.00%	43,376	27.55	1,195,141	1.21%	22.13%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.00%	63,907	61.42	3,925,101	0.03%	33.45%
2023	0.00%	52,264	46.02	2,405,411	0.28%	33.12%
2022	0.00%	63,311	34.57	2,188,942	0.28%	-26.49%
2021	0.00%	58,846	47.03	2,767,667	0.03%	27.51%
2020	0.00%	82,544	36.89	3,044,649	0.06%	30.23%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2024	0.00%	19,599	40.91	801,751	0.93%	16.57%
2023	0.00%	7,718	35.09	270,845	0.95%	20.67%
2022	0.00%	5,725	29.08	166,489	0.60%	-18.45%
2021	0.00%	5,191	35.66	185,127	0.19%	20.39%
2020	0.00%	3,324	29.62	98,462	0.66%	18.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	0.00%	12,721	41.01	521,727	1.02%	15.06%
2023	0.00%	37,451	35.65	1,334,989	1.91%	10.38%
2022	0.00%	32,245	32.29	1,041,349	2.04%	-5.25%
2021	0.00%	16,141	34.08	550,139	1.46%	24.60%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.00%	1,911	10.45	19,968	1.15%	4.48%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.00%	30,644	83.53	2,559,724	0.00%	30.07%
2023	0.00%	23,592	64.22	1,515,066	0.00%	35.89%
2022	0.00%	9,317	47.26	440,316	0.28%	-24.64%
2021	0.00%	46,534	62.71	2,918,311	0.00%	22.90%
2020	0.00%	24,757	51.03	1,263,276	0.03%	43.55%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.00%	6,564	53.49	351,083	2.08%	21.96%
2023	0.00%	2,984	43.86	130,883	2.03%	18.37%
2022	0.00%	3,152	37.05	116,788	1.87%	-5.17%
2021	0.00%	2,300	39.07	89,873	2.77%	25.64%
2020	0.00%	2,218	31.10	68,979	1.48%	7.59%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2024	0.00%	16,171	104.25	1,685,885	0.00%	38.56%
2023	0.00%	29,293	75.24	2,203,992	0.00%	45.30%
2022	0.00%	18,482	51.78	957,032	0.00%	-38.32%
2021	0.00%	24,514	83.95	2,057,865	0.00%	11.67%
2020	0.00%	35,957	75.18	2,703,069	0.00%	68.23%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2024	0.00%	4,666	18.61	86,807	6.64%	8.62%
2023	0.00%	3,884	17.13	66,528	5.54%	10.24%
2022	0.00%	3,860	15.54	59,982	4.52%	-11.67%
2021	0.00%	2,367	17.59	41,632	2.77%	4.29%
2020	0.00%	23,173	16.87	390,891	2.78%	2.42%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.00%	338,825	13.74	4,655,990	3.47%	1.50%
2023	0.00%	253,913	13.54	3,437,638	2.40%	6.00%
2022	0.00%	266,287	12.77	3,401,082	3.25%	-13.21%
2021	0.00%	128,681	14.72	1,893,748	1.92%	-0.90%
2020	0.00%	142,568	14.85	2,117,078	1.89%	9.16%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2024	0.00%	20,612	35.80	737,860	0.48%	17.18%
2023	0.00%	10,239	30.55	312,816	0.43%	14.80%
2022	0.00%	7,047	26.61	187,528	0.28%	-14.97%
2021	0.00%	6,133	31.30	191,931	0.34%	25.31%
2020	0.00%	6,712	24.98	167,634	0.41%	17.87%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.00%	16,111	30.85	496,986	2.03%	4.02%
2023	0.00%	10,902	29.66	323,311	2.59%	0.70%
2022	0.00%	11,182	29.45	329,314	2.06%	62.87%
2021	0.00%	5,044	18.08	91,204	2.49%	54.83%	****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2024	0.00%	19,250	21.84	420,433	1.98%	4.81%
2023	0.00%	7,254	20.84	151,163	0.82%	20.22%
2022	0.00%	7,419	17.33	128,605	0.62%	-24.68%
2021	0.00%	10,493	23.01	241,487	0.33%	19.39%
2020	0.00%	12,493	19.28	240,828	0.23%	15.33%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2024	0.00%	7,804	25.62	199,972	3.98%	6.25%
2023	0.00%	8,919	24.12	215,102	1.97%	10.89%
2022	0.00%	12,691	21.75	276,007	1.26%	-27.69%
2021	0.00%	6,980	30.08	209,940	1.50%	38.64%
2020	0.00%	1,586	21.69	34,407	2.87%	-6.79%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2024	0.00%	10,105	46.35	468,358	1.19%	11.08%
2023	0.00%	20,128	41.73	839,837	1.24%	19.47%
2022	0.00%	17,918	34.93	625,786	1.16%	-4.29%
2021	0.00%	17,388	36.49	634,512	1.76%	29.72%
2020	0.00%	10,881	28.13	306,091	1.43%	6.02%
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2024	0.00%	10,764	13.47	144,950	3.16%	4.20%
2023	0.00%	13,399	12.92	173,158	3.74%	7.65%
2022	0.00%	19,345	12.01	232,240	1.89%	-12.26%
2021	0.00%	14,772	13.68	202,122	1.01%	3.03%
2020	0.00%	10,683	13.28	141,877	0.96%	10.29%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	0.00%	94,730	11.70	1,108,195	8.95%	8.50%
2023	0.00%	26,014	10.78	280,472	12.80%	7.82%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2024	0.00%	67,272	30.37	2,043,079	0.67%	7.92%
2023	0.00%	38,413	28.14	1,080,977	0.17%	27.18%
2022	0.00%	28,561	22.13	631,970	0.09%	-26.57%
2021	0.00%	22,127	30.13	666,797	0.00%	12.11%
2020	0.00%	15,925	26.88	428,051	0.13%	21.91%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2024	0.00%	131,229	16.51	2,166,028	4.07%	5.78%
2023	0.00%	61,443	15.60	958,748	4.51%	9.18%
2022	0.00%	60,271	14.29	861,412	3.28%	-11.52%
2021	0.00%	67,499	16.15	1,090,303	4.07%	3.53%
2020	0.00%	21,437	15.60	334,456	2.63%	7.16%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.00%	66,868	12.76	853,512	0.99%	9.16%
2023	0.00%	8,563	11.69	100,125	1.04%	20.61%
2022	0.00%	8,273	9.70	80,206	0.82%	-3.05%	****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2024	0.00%	34,149	27.84	950,612	3.03%	6.10%
2023	0.00%	11,838	26.24	310,601	0.00%	10.08%
2022	0.00%	10,781	23.84	256,974	3.41%	-8.17%
2021	0.00%	7,840	25.96	203,477	0.95%	4.44%
2020	0.00%	5,445	24.85	135,316	2.75%	6.85%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.00%	886	14.03	12,431	0.00%	-11.37%
2023	0.00%	16,318	15.82	258,226	0.00%	2.88%
2022	0.00%	12,922	15.38	198,751	0.00%	-4.95%
2021	0.00%	30,943	16.18	500,734	0.00%	-4.99%
2020	0.00%	38,603	17.03	657,514	8.28%	-5.28%
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
2024	0.00%	2,544	25.51	64,902	0.65%	-0.32%
2023	0.00%	10,427	25.59	266,870	2.97%	11.43%
2022	0.00%	9,383	22.97	215,530	2.33%	-26.06%
2021	0.00%	8,503	31.06	264,157	0.16%	26.79%
2020	0.00%	306	24.50	7,497	3.69%	-5.39%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.00%	12,725	35.34	449,676	4.73%	7.20%
2023	0.00%	10,745	32.96	354,201	5.76%	8.62%
2022	0.00%	6,418	30.35	194,768	4.20%	-5.47%
2021	0.00%	9,245	32.10	296,795	5.79%	16.75%
2020	0.00%	4,795	27.50	131,846	4.66%	0.69%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2024	0.00%	388	37.91	14,693	2.01%	11.27%
2023	0.00%	393	34.07	13,387	1.79%	13.46%
2022	0.00%	398	30.03	11,943	1.86%	-7.43%
2021	0.00%	425	32.44	13,793	2.92%	19.17%
2020	0.00%	430	27.22	11,705	2.02%	-5.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2024	0.00%	24,902	27.03	672,992	0.98%	10.79%
2023	0.00%	23,039	24.39	562,025	1.06%	12.08%
2022	0.00%	39,454	21.77	858,756	0.74%	-10.57%
2021	0.00%	23,750	24.34	578,029	0.96%	26.79%
2020	0.00%	9,796	19.20	188,044	0.93%	15.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2024	0.00%	37,890	21.27	805,944	2.66%	4.02%
2023	0.00%	15,205	20.45	310,919	4.72%	8.18%
2022	0.00%	18,681	18.90	353,103	4.30%	-10.75%
2021	0.00%	26,101	21.18	552,789	2.85%	2.11%
2020	0.00%	21,016	20.74	435,903	4.97%	3.43%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2024	0.00%	3,568	12.95	46,211	1.34%	1.37%
2023	0.00%	2,436	12.78	31,123	0.92%	4.47%
2022	0.00%	455	12.23	5,559	3.24%	-9.75%
2021	0.00%	3,219	13.55	43,629	2.44%	-1.83%
2020	0.00%	3,241	13.80	44,739	3.25%	3.83%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2024	0.00%	33,146	11.53	382,078	3.10%	3.11%
2023	0.00%	21,801	11.18	243,709	10.34%	7.53%
2022	0.00%	11,319	10.40	117,674	8.69%	-6.61%
2021	0.00%	3,601	11.13	40,089	1.23%	4.66%
2020	0.00%	5,607	10.64	59,639	1.80%	6.58%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2024	0.00%	176,557	15.29	2,699,025	7.32%	6.83%
2023	0.00%	170,328	14.31	2,437,380	4.28%	11.12%
2022	0.00%	69,331	12.88	892,815	1.15%	-0.85%
2021	0.00%	149,677	12.99	1,944,036	2.54%	2.50%
2020	0.00%	167,958	12.67	2,128,260	8.06%	0.01%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2024	0.00%	2,629	23.25	61,127	0.48%	9.56%
2023	0.00%	2,223	21.22	47,187	0.11%	22.00%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2024	0.00%	182,134	15.54	2,830,665	3.82%	3.09%
2023	0.00%	152,890	15.08	2,304,847	3.75%	6.95%
2022	0.00%	149,589	14.09	2,108,451	2.89%	-16.15%
2021	0.00%	137,412	16.81	2,309,751	1.68%	-0.43%
2020	0.00%	122,272	16.88	2,064,192	1.80%	14.21%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	0.00%	58,480	0.59	34,793	0.00%	34.84%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	0.00%	377	62.17	23,420	0.00%	-1.40%
2023	0.00%	380	63.05	23,963	0.00%	5.53%
2022	0.00%	383	59.74	22,875	0.00%	-13.31%
2021	0.00%	1,802	68.92	124,164	0.00%	1.42%
2020	0.00%	1,057	67.95	71,825	0.00%	21.31%
Rydex Variable Trust - Banking Fund (RBKF)
2024	0.00%	2,327	13.03	30,318	3.23%	23.11%
2020	0.00%	1,561	9.28	14,482	0.00%	-8.46%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.00%	3,658	35.20	128,757	0.39%	22.94%
Rydex Variable Trust - Electronics Fund (RELF)
2024	0.00%	3,601	97.28	350,349	0.00%	16.13%
2023	0.00%	3,163	83.77	264,958	0.00%	54.75%
2022	0.00%	3,159	54.13	171,002	0.00%	-32.70%
2021	0.00%	7,126	80.43	573,144	0.00%	38.25%
2020	0.00%	5,131	58.18	298,510	0.00%	55.96%
Rydex Variable Trust - Energy Fund (RENF)
2024	0.00%	1	16.82	15	0.02%	0.07%
2023	0.00%	1	16.81	14	0.00%	1.61%
2022	0.00%	1,913	16.54	31,642	0.00%	48.29%
2020	0.00%	46	7.41	341	0.85%	-34.17%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	0.00%	2,496	6.11	15,248	0.00%	4.44%
2020	0.00%	2,404	3.49	8,393	0.87%	-37.33%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	0.00%	4,183	25.30	105,842	0.82%	22.26%
2023	0.00%	1,882	20.70	38,943	0.00%	13.90%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	0.00%	548	49.53	27,155	0.00%	0.14%
2023	0.00%	518	49.46	25,635	0.00%	5.03%
2022	0.00%	1,193	47.09	56,198	0.00%	-12.00%
2021	0.00%	706	53.52	37,763	0.00%	18.84%
2020	0.00%	1,662	45.03	74,847	0.00%	18.68%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2024	0.00%	19,462	14.45	281,286	4.87%	6.68%
2020	0.00%	12,234	13.36	163,394	0.00%	-0.47%	****
Rydex Variable Trust - Internet Fund (RINF)
2023	0.00%	496	59.71	29,609	0.00%	47.38%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2024	0.00%	1,556	4.74	7,371	4.21%	16.91%
2023	0.00%	2,994	4.05	12,131	0.00%	4.23%
2022	0.00%	3,209	3.89	12,472	0.00%	46.21%
2021	0.00%	2,624	2.66	6,977	0.00%	0.97%
2020	0.00%	3,182	2.63	8,379	0.50%	-21.09%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	0.00%	3,571	14.31	51,114	0.33%	20.09%
Rydex Variable Trust - Leisure Fund (RLF)
2024	0.00%	163	39.41	6,418	0.02%	16.50%
2023	0.00%	1,824	33.83	61,709	0.00%	22.49%
2022	0.00%	691	27.62	19,073	0.00%	-27.56%
2021	0.00%	2,523	38.13	96,178	0.00%	0.92%
2020	0.00%	445	37.78	16,811	0.00%	21.01%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	0.00%	3,060	66.53	203,574	0.64%	15.26%
2023	0.00%	2,324	57.72	134,132	0.00%	18.84%
2022	0.00%	2,178	48.57	105,792	0.00%	-23.20%
2021	0.00%	2,402	63.24	151,912	0.00%	35.25%
Rydex Variable Trust - Nova Fund (RNF)
2023	0.00%	-	67.10	17	0.00%	35.07%
2021	0.00%	3,886	71.24	276,865	0.35%	42.18%
2020	0.00%	3,955	50.10	198,160	0.88%	20.03%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	0.00%	12,708	129.99	1,651,912	0.21%	23.91%
2023	0.00%	10,928	104.91	1,146,483	0.00%	53.22%
2022	0.00%	4,447	68.47	304,514	0.00%	-34.14%
2021	0.00%	32,788	103.96	3,408,804	0.00%	25.54%
2020	0.00%	7,256	82.81	600,885	0.46%	44.96%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	0.00%	2,742	16.52	45,305	0.77%	8.12%
2023	0.00%	25,170	15.28	384,633	0.30%	3.83%
2022	0.00%	28,009	14.72	412,247	0.51%	-11.08%
2021	0.00%	12,728	16.55	210,681	3.38%	-9.19%
2020	0.00%	10,090	18.23	183,927	13.72%	34.30%
Rydex Variable Trust - Real Estate Fund (RREF)
2024	0.00%	2,068	23.05	47,670	1.32%	5.03%
2023	0.00%	2,072	21.94	45,470	1.33%	10.32%
2022	0.00%	2,077	19.89	41,302	0.41%	-27.40%
2021	0.00%	37,039	27.39	1,014,666	0.54%	34.07%
2020	0.00%	2,084	20.43	42,582	2.92%	-5.82%
Rydex Variable Trust - Retailing Fund (RRF)
2022	0.00%	1,925	36.97	71,188	0.00%	-26.52%
2021	0.00%	1,953	50.32	98,254	0.00%	11.75%
2020	0.00%	315	45.03	14,184	0.00%	43.67%
Rydex Variable Trust - Technology Fund (RTEC)
2024	0.00%	3,207	85.19	273,216	0.00%	23.97%
2023	0.00%	590	68.72	40,529	0.00%	49.01%
2022	0.00%	482	46.12	22,248	0.00%	-36.25%
2021	0.00%	2,909	72.34	210,482	0.00%	20.50%
2020	0.00%	10,362	60.04	622,088	0.00%	49.25%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	0.00%	27	57.07	1,514	0.00%	-39.77%
2021	0.00%	152	94.75	14,385	0.00%	58.29%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Transportation Fund (RTRF)
2024	0.00%	131	42.92	5,613	0.22%	1.56%
2023	0.00%	133	42.26	5,611	0.00%	24.48%
2021	0.00%	1,545	52.25	80,735	0.00%	22.17%
2020	0.00%	1,413	42.77	60,431	0.00%	40.62%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	0.00%	10,085	1.29	13,052	0.00%	16.59%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2024	0.00%	37	12.43	455	3.38%	-12.46%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	0.00%	2,394	36.79	88,072	1.94%	19.86%
2022	0.00%	6,662	33.05	220,183	0.26%	1.04%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.00%	3,503	12.01	42,061	4.87%	-3.66%
2023	0.00%	3,456	12.46	43,073	3.40%	4.37%
2022	0.00%	5,489	11.94	65,551	1.43%	-3.40%
2021	0.00%	3,482	12.36	43,045	0.00%	8.10%
2020	0.00%	5,373	11.44	61,443	1.30%	7.39%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2024	0.00%	4,894	3.77	18,460	1.64%	8.29%
2023	0.00%	46,868	3.48	163,257	10.88%	-6.24%
2022	0.00%	70,037	3.72	260,194	5.36%	22.88%
2021	0.00%	34,928	3.02	105,598	0.00%	39.54%	****
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	0.00%	785	549.01	430,758	0.00%	41.90%
2023	0.00%	881	386.90	340,852	0.00%	116.13%
2022	0.00%	477	179.01	85,454	0.00%	-61.04%
2021	0.00%	896	459.49	411,753	0.00%	53.45%
2020	0.00%	4,519	299.44	1,353,172	0.27%	86.87%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	0.00%	3,034	55.86	169,497	0.06%	26.67%
2023	0.00%	3,077	44.10	135,679	0.00%	6.47%
2022	0.00%	17	41.42	695	0.00%	-28.35%
2021	0.00%	7,236	57.81	418,348	0.00%	27.59%
2020	0.00%	1,636	45.31	74,131	0.00%	27.32%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	0.00%	8,492	38.86	329,976	1.36%	10.84%
2023	0.00%	8,942	35.05	313,463	1.73%	6.29%
2022	0.00%	5,011	32.98	165,274	0.15%	-2.55%
2021	0.00%	4,261	33.84	144,192	0.32%	32.32%
2020	0.00%	5,006	25.58	128,041	0.49%	-10.56%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	0.00%	546	84.95	46,358	0.31%	23.57%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	0.00%	11,397	48.29	550,383	0.00%	16.15%
2023	0.00%	474	41.58	19,706	0.00%	14.68%
2022	0.00%	479	36.25	17,373	0.00%	-22.62%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	0.00%	631	47.74	30,136	0.04%	4.42%
2023	0.00%	743	45.72	33,985	0.00%	27.83%
2022	0.00%	2,346	35.77	83,914	0.12%	-5.22%
2020	0.00%	19,587	28.75	563,138	0.00%	7.42%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2024	0.00%	8,018	8.96	71,813	2.38%	0.37%
2023	0.00%	9,736	8.92	86,878	4.90%	3.80%
2022	0.00%	57,489	8.60	494,203	2.24%	11.28%
2021	0.00%	13,860	7.72	107,063	0.00%	0.94%
2020	0.00%	10,535	7.65	80,623	3.75%	2.60%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	0.00%	1,430	37.79	54,021	0.00%	8.19%
2023	0.00%	1,190	34.93	41,572	0.06%	17.47%
2020	0.00%	6,897	35.59	245,489	0.00%	15.76%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	0.00%	1,218	32.68	39,802	0.00%	3.74%
2023	0.00%	1,218	31.50	38,370	0.00%	21.06%
2021	0.00%	409	28.35	11,603	0.00%	43.41%
2020	0.00%	12,940	19.77	255,847	0.00%	-5.97%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2024	0.00%	805	11.86	9,553	0.00%	21.01%
2021	0.00%	457	8.37	3,825	0.00%	11.10%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2024	0.00%	21,481	45.29	972,882	1.76%	15.18%
2023	0.00%	20,760	39.32	816,350	1.48%	12.36%
2022	0.00%	35,122	35.00	1,229,201	2.12%	1.12%
2021	0.00%	13,197	34.61	456,742	1.24%	33.36%
2020	0.00%	12,418	25.95	322,265	0.00%	-0.85%	****
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2022	0.00%	1,008	31.24	31,481	1.64%	-5.75%
2021	0.00%	1,089	33.15	36,093	1.51%	28.51%	****
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2024	0.00%	1,345	28.28	38,029	4.64%	7.73%
2023	0.00%	1,420	26.25	37,290	3.51%	10.18%
2022	0.00%	513	23.83	12,217	0.75%	-9.55%
2021	0.00%	4,194	26.35	110,487	0.00%	4.38%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2024	0.00%	6,631	17.35	115,026	1.71%	0.62%
2023	0.00%	7,256	17.24	125,090	0.19%	18.15%
2022	0.00%	8,129	14.59	118,613	1.80%	-18.31%
2021	0.00%	6,428	17.86	114,813	1.23%	5.89%
2020	0.00%	6,664	16.87	112,409	2.72%	14.00%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2024	0.00%	58,940	15.82	932,239	5.83%	3.56%
2023	0.00%	61,176	15.27	934,338	0.00%	6.40%
2022	0.00%	26,822	14.35	385,014	10.40%	-14.52%
2021	0.00%	18,369	16.79	308,453	3.09%	9.26%
2020	0.00%	24,466	15.37	376,011	7.86%	9.99%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2023	0.00%	7,921	10.02	79,365	2.49%	5.85%
2022	0.00%	7,990	9.47	75,628	0.18%	-5.35%	****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2024	0.00%	286,180	12.04	3,444,773	4.15%	3.06%
2023	0.00%	158,789	11.68	1,854,623	2.65%	6.14%
2022	0.00%	168,815	11.00	1,857,678	0.63%	-14.54%
2021	0.00%	127,110	12.88	1,636,632	1.97%	-0.66%
2020	0.00%	78,080	12.96	1,011,966	2.44%	9.72%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	0.00%	11,999	34.42	413,059	1.88%	13.22%
2023	0.00%	13,567	30.40	412,518	1.70%	9.04%
2022	0.00%	16,796	27.88	468,333	2.24%	-1.68%
2021	0.00%	7,752	28.36	219,832	2.24%	18.89%
2020	0.00%	8,096	23.85	193,111	3.00%	0.14%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	0.00%	820,685	11.68	9,582,807	4.85%	4.98%
2023	0.00%	771,075	11.12	8,576,498	4.73%	4.86%
2022	0.00%	1,028,871	10.61	10,913,439	1.45%	1.45%
2021	0.00%	740,319	10.46	7,740,164	0.01%	0.01%
2020	0.00%	438,592	10.45	4,585,262	0.26%	0.29%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2024	0.00%	10,708	14.72	157,650	2.59%	1.72%
2023	0.00%	10,657	14.47	154,247	3.11%	4.62%
2022	0.00%	6,179	13.83	85,492	1.22%	-10.29%
2021	0.00%	289	15.42	4,451	2.74%	-2.27%
2020	0.00%	247	15.78	3,898	2.43%	6.27%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	0.00%	3,488	45.52	158,770	0.00%	4.17%
2023	0.00%	260	43.70	11,361	0.00%	3.02%
2022	0.00%	1,962	42.42	83,214	0.00%	-13.32%
2021	0.00%	2,900	48.94	141,921	0.20%	12.30%
2020	0.00%	2,317	43.58	100,971	0.32%	14.46%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2024	0.00%	34,621	32.18	1,113,954	1.77%	12.12%
2023	0.00%	37,111	28.70	1,064,985	2.16%	10.56%
2022	0.00%	33,859	25.96	878,892	1.74%	-7.51%
2021	0.00%	34,382	28.07	964,922	1.94%	18.65%
2020	0.00%	33,820	23.65	799,960	2.69%	9.95%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	0.00%	2,568	40.69	104,486	0.12%	16.79%
2023	0.00%	2,584	34.84	90,037	0.05%	14.14%
2022	0.00%	1,433	30.53	43,731	0.07%	-14.45%
2021	0.00%	766	35.68	27,324	0.26%	22.86%
2020	0.00%	770	29.04	22,363	0.50%	8.94%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	0.00%	5,532	22.13	122,456	2.50%	-1.80%
2023	0.00%	6,878	22.54	155,038	1.43%	9.05%
2022	0.00%	7,582	20.67	156,719	2.58%	-24.94%
2021	0.00%	9,179	27.54	252,748	2.16%	25.71%
2020	0.00%	12,115	21.90	265,373	5.24%	-12.32%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2024	0.00%	16,656	82.41	1,372,721	0.00%	34.27%
2023	0.00%	13,862	61.38	850,852	0.00%	46.94%
2022	0.00%	7,068	41.77	295,238	0.00%	-39.95%
2021	0.00%	6,394	69.56	444,780	0.00%	14.41%
2020	0.00%	7,270	60.80	442,004	0.00%	46.11%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2024	0.00%	276	50.13	13,845	0.00%	23.39%
2023	0.00%	279	40.62	11,346	0.32%	22.83%
2021	0.00%	1,404	41.50	58,274	0.50%	27.23%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	0.00%	1,360	39.36	53,528	0.00%	15.78%
2023	0.00%	1,688	33.99	57,378	0.00%	34.45%
2022	0.00%	2,533	25.28	64,038	0.00%	-31.94%
2021	0.00%	6,329	37.15	235,105	0.00%	15.17%
2020	0.00%	6,582	32.25	212,302	0.41%	27.34%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2024	0.00%	3,738	21.56	80,610	0.36%	-1.81%
2023	0.00%	5,338	21.96	117,241	0.31%	20.64%
2022	0.00%	5,503	18.21	100,185	0.00%	-27.16%
2021	0.00%	4,431	25.00	110,757	0.00%	10.12%
2020	0.00%	5,713	22.70	129,680	0.70%	21.04%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.00%	9,705	13.86	134,468	4.43%	2.99%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.00%	19,156	23.70	454,070	2.17%	12.44%
2023	0.00%	1,769	21.08	37,287	2.63%	13.94%
2022	0.00%	875	18.50	16,182	2.12%	-14.74%
2021	0.00%	271	21.70	5,884	1.42%	10.44%
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
2024	0.00%	171,114	14.79	2,530,785	3.09%	2.45%
2023	0.00%	102,537	14.44	1,480,307	2.68%	7.17%
2022	0.00%	98,742	13.47	1,330,107	2.46%	-15.79%
2021	0.00%	94,884	16.00	1,517,792	2.04%	-0.85%
2020	0.00%	93,121	16.13	1,502,294	1.83%	10.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
2024	0.00%	1,029	35.99	37,042	1.30%	15.60%
2023	0.00%	1,049	31.14	32,658	0.76%	16.03%
2022	0.00%	1,068	26.84	28,672	1.26%	-16.06%
2021	0.00%	2,512	31.97	80,307	0.90%	15.97%
2020	0.00%	4,210	27.57	116,063	0.00%	14.11%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2023	0.00%	968	11.69	11,321	3.39%	4.02%
2022	0.00%	943	11.24	10,604	4.48%	50.47%
2020	0.00%	308	5.26	1,620	0.88%	-36.83%
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
2024	0.00%	11,925	9.16	109,255	3.80%	-0.58%
2023	0.00%	45,716	9.22	421,306	1.82%	1.59%
2022	0.00%	36,029	9.07	326,850	2.16%	17.78%
2021	0.00%	9,424	7.70	72,587	1.67%	26.68%
2020	0.00%	7,967	6.08	48,443	2.29%	-11.99%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.00%	1,032	24.85	25,653	1.91%	6.19%
2023	0.00%	1,054	23.40	24,659	10.95%	11.75%
2022	0.00%	1,679	20.94	35,153	2.92%	-10.97%
2021	0.00%	6,131	23.52	144,205	7.11%	6.06%
2020	0.00%	20,790	22.18	461,062	71.26%	6.03%
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)
2024	0.00%	29,658	11.93	353,799	4.71%	4.33%
2023	0.00%	31,047	11.43	354,982	1.69%	4.84%
2022	0.00%	30,477	10.91	332,390	1.06%	-4.30%
2021	0.00%	19,446	11.40	221,612	0.97%	-0.49%
2020	0.00%	2,915	11.45	33,383	2.58%	4.14%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.00%	12,428	56.00	695,982	0.00%	2.20%
2023	0.00%	12,270	54.79	672,287	0.00%	19.61%
2022	0.00%	8,141	45.81	372,898	0.00%	-30.79%
2021	0.00%	7,147	66.19	473,047	0.00%	16.36%
2020	0.00%	1,581	56.89	89,935	0.00%	49.00%
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
2024	0.00%	1,547	83.24	128,763	0.00%	30.59%
2023	0.00%	890	63.74	56,715	0.00%	39.06%
2022	0.00%	997	45.84	45,716	0.00%	-31.84%
2021	0.00%	1,049	67.25	70,525	0.00%	15.17%
2020	0.00%	6,290	58.39	367,287	0.00%	35.36%
Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)
2024	0.00%	113	40.98	4,610	1.69%	6.47%
2023	0.00%	270	38.49	10,381	1.73%	8.35%
2022	0.00%	658	35.52	23,376	1.37%	-5.00%
2021	0.00%	942	37.39	35,200	1.91%	31.18%
2020	0.00%	1,204	28.50	34,316	1.98%	1.98%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2024	0.00%	90,621	41.63	3,772,287	2.13%	15.43%
2023	0.00%	87,358	36.06	3,150,458	2.13%	15.41%
2022	0.00%	87,965	31.25	2,748,682	1.30%	-16.40%
2021	0.00%	93,533	37.38	3,496,076	0.92%	17.20%
2020	0.00%	82,731	31.89	2,638,596	2.40%	14.31%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	0.00%	23,202	73.16	1,697,488	0.79%	15.61%
2023	0.00%	18,743	63.28	1,186,138	0.17%	18.07%
2022	0.00%	17,016	53.60	912,034	0.18%	-15.94%
2021	0.00%	14,022	63.76	894,099	0.31%	16.83%
2020	0.00%	15,825	54.58	863,675	0.11%	19.47%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.00%	10,563	12.48	131,804	4.26%	1.63%
2023	0.00%	9,389	12.28	115,273	3.67%	5.29%
2022	0.00%	9,279	11.66	108,200	2.04%	-13.90%
2021	0.00%	9,269	13.54	125,536	1.48%	-1.11%
2020	0.00%	15,356	13.70	210,312	2.56%	10.25%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2024	0.00%	22,506	78.96	1,777,057	0.11%	28.47%
2023	0.00%	23,445	61.46	1,440,996	0.16%	39.96%
2022	0.00%	32,050	43.91	1,407,428	0.19%	-33.55%
2021	0.00%	37,200	66.09	2,458,457	0.00%	22.90%
2020	0.00%	26,514	53.77	1,425,779	0.67%	39.40%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2024	0.00%	11,854	42.16	499,794	0.87%	23.58%
2023	0.00%	3,100	34.12	105,768	0.93%	26.78%
2022	0.00%	2,505	26.91	67,419	1.02%	-19.41%
2021	0.00%	2,735	33.39	91,322	0.52%	18.09%
2020	0.00%	2,741	28.28	77,505	0.80%	20.06%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	0.00%	121	12.44	1,510	0.22%	11.06%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	0.00%	45,746	21.55	985,602	1.74%	5.84%
2023	0.00%	16,183	20.36	329,442	1.42%	10.87%
2022	0.00%	14,472	18.36	265,708	1.80%	-8.60%
2021	0.00%	8,192	20.09	164,564	1.06%	13.58%
2020	0.00%	4,631	17.69	81,907	1.28%	16.30%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2024	0.00%	6,861	73.00	500,832	0.03%	35.31%
2023	0.00%	3,731	53.95	201,287	0.14%	43.17%
2022	0.00%	3,768	37.68	141,964	0.16%	-29.89%
2021	0.00%	3,946	53.74	212,058	0.09%	20.33%
2020	0.00%	1,310	44.66	58,509	0.54%	32.95%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2024	0.00%	25,579	34.48	881,832	1.04%	13.11%
2023	0.00%	13,961	30.48	425,547	1.06%	11.40%
2022	0.00%	19,881	27.36	543,980	1.57%	-5.56%
2021	0.00%	12,816	28.97	371,328	0.46%	19.73%
2020	0.00%	12,117	24.20	293,228	1.29%	-0.92%
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2024	0.10%	78,430	15.90	1,247,165	4.59%	-2.54%
2023	0.10%	70,643	16.32	1,152,587	1.83%	15.04%
2022	0.10%	50,007	14.18	709,248	3.75%	-11.72%
2021	0.10%	45,867	16.07	736,882	2.55%	11.14%
2020	0.10%	42,910	14.46	620,305	2.50%	3.62%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.00%	3,244	33.48	108,613	3.11%	7.43%
2023	0.00%	4,071	31.16	126,863	4.82%	22.27%
2022	0.00%	4,651	25.49	118,554	2.86%	-15.12%
2021	0.00%	7,772	30.03	233,378	1.69%	5.47%
2020	0.00%	9,460	28.47	269,325	2.28%	-1.27%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2024	0.00%	4,838	24.38	117,952	1.94%	5.63%
2023	0.00%	9,793	23.08	226,047	1.25%	15.88%
2022	0.00%	11,057	19.92	220,252	3.80%	-15.01%
2021	0.00%	10,356	23.44	242,726	0.95%	5.83%
2020	0.00%	10,370	22.15	229,648	1.66%	8.24%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2024	0.00%	1,917	41.87	80,262	0.00%	11.12%
2023	0.00%	4,499	37.68	169,533	0.00%	10.02%
2022	0.00%	4,749	34.25	162,674	0.00%	-15.52%
2021	0.00%	4,760	40.54	192,976	0.05%	19.87%
2020	0.00%	5,420	33.82	183,312	0.19%	6.76%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
2024	0.00%	715	37.32	26,679	0.11%	12.80%
2023	0.00%	720	33.08	23,806	0.24%	24.42%
2022	0.00%	1,799	26.59	47,845	0.45%	-26.41%
2021	0.00%	1,637	36.13	59,154	0.10%	10.30%
2020	0.00%	722	32.76	23,652	0.84%	18.02%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	0.00%	5,178	43.92	227,390	1.35%	16.85%
2023	0.00%	13,042	37.59	490,210	2.18%	14.19%
2022	0.00%	14,038	32.91	462,056	1.50%	-8.10%
2021	0.00%	10,104	35.82	361,894	1.56%	26.80%
2020	0.00%	9,965	28.25	281,477	2.16%	7.67%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	0.00%	10,969	71.97	789,373	0.00%	27.89%
2023	0.00%	16,432	56.27	924,718	0.00%	44.02%
2022	0.00%	13,321	39.07	520,501	0.00%	-32.24%
2021	0.00%	13,854	57.67	798,915	0.00%	21.94%
2020	0.00%	14,137	47.29	668,563	0.02%	30.74%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2024	0.00%	3,165	26.45	83,710	6.59%	7.06%
2023	0.00%	3,169	24.70	78,288	5.62%	10.26%
2022	0.00%	2,696	22.41	60,413	5.10%	-13.72%
2021	0.00%	2,903	25.97	75,384	3.63%	1.33%
2020	0.00%	2,977	25.63	76,298	1.70%	7.32%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.00%	36,615	32.20	1,178,873	0.00%	4.23%
2023	0.00%	48,770	30.89	1,506,416	0.00%	8.12%
2022	0.00%	38,753	28.57	1,107,086	0.00%	-29.01%
2021	0.00%	43,475	40.24	1,749,483	0.00%	12.31%
2020	0.00%	37,979	35.83	1,360,769	0.00%	42.91%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	0.00%	89,397	10.88	972,319	1.49%	8.76%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.00%	2,810	10.66	29,955	0.45%	6.58%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.00%	52,921	10.02	530,405	0.66%	0.23%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.00%	18,589	10.33	192,023	2.40%	3.30%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)
2024	0.00%	1,800	10.65	19,179	1.04%	6.53%	****

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.00%	64,729	11.94	773,000	0.00%	19.42%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	0.00%	403	10.66	4,293	1.77%	6.62%	****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2024	0.00%	17,031	23.71	403,742	3.83%	6.72%
2023	0.00%	35,029	22.21	778,149	4.64%	6.55%
2022	0.00%	51,841	20.85	1,080,789	4.95%	-12.80%
2021	0.00%	32,660	23.91	780,865	1.28%	3.28%
2020	0.00%	120,747	23.15	2,795,339	11.29%	7.30%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2024	0.00%	9,914	61.28	607,550	0.58%	22.14%
2023	0.00%	9,591	50.17	481,207	0.86%	16.33%
2022	0.00%	9,351	43.13	403,347	0.94%	-13.55%
2021	0.00%	10,071	49.89	502,452	0.74%	25.62%
2020	0.00%	9,964	39.72	395,739	1.06%	15.42%
MFS(R)Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2024	0.00%	11,500	36.69	421,911	0.00%	31.15%
2023	0.00%	12,680	27.97	354,723	0.00%	35.51%
2022	0.00%	11,293	20.64	233,124	0.00%	-31.81%
2021	0.00%	14,903	30.27	451,150	0.00%	23.24%
2020	0.00%	17,141	24.56	421,051	0.00%	31.54%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.00%	13,471	14.23	191,705	0.00%	6.44%
2023	0.00%	30,057	13.37	401,882	0.00%	14.25%
2022	0.00%	35,033	11.70	409,982	0.00%	-29.99%
2021	0.00%	19,212	16.72	321,170	0.00%	1.57%
2020	0.00%	3,835	16.46	63,117	0.00%	64.58%	****
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.00%	10,680	21.60	230,735	1.45%	11.35%
2023	0.00%	11,669	19.40	226,397	1.41%	7.63%
2022	0.00%	11,512	18.03	207,504	1.30%	-6.14%
2021	0.00%	8,225	19.21	157,965	0.79%	25.16%
2020	0.00%	24,003	15.34	368,319	1.00%	3.22%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.00%	26,827	12.25	328,563	0.86%	8.76%
2023	0.00%	30,562	11.26	344,150	1.25%	14.39%
2022	0.00%	7,219	9.84	71,065	0.00%	-1.56%	****
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2024	0.00%	31,153	15.76	491,036	1.54%	3.44%
2023	0.00%	36,001	15.24	548,591	1.66%	4.34%
2022	0.00%	39,278	14.60	573,617	1.35%	0.88%
2021	0.00%	54,751	14.48	792,619	0.00%	1.08%
2020	0.00%	32,198	14.32	461,133	0.00%	7.38%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2024	0.00%	121,536	10.58	1,286,089	10.27%	3.63%
2023	0.00%	103,135	10.21	1,053,135	3.55%	5.96%
2022	0.25%	102,700	9.64	989,692	2.84%	-13.05%
2021	0.25%	136,489	11.08	1,512,773	2.47%	-0.25%
2020	0.25%	141,016	11.11	1,566,865	2.75%	3.83%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.00%	3,539	9.99	35,347	0.61%	6.00%
2023	0.00%	9,829	9.42	92,612	1.35%	3.86%
2022	0.00%	7,723	9.07	70,062	0.77%	-9.28%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.00%	20,668	12.32	254,723	4.16%	11.31%
2023	0.00%	5,053	11.07	55,947	4.07%	10.73%	****

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	0.00%	400,608	37.46	15,006,923	1.21%	24.88%
2023	0.00%	303,558	30.00	9,106,037	1.48%	25.87%
2022	0.25%	295,097	23.83	7,032,751	1.35%	-18.40%
2021	0.25%	239,147	29.21	6,984,774	2.59%	28.17%
2020	0.25%	157,921	22.79	3,598,528	2.29%	17.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2024	0.00%	138,886	15.23	2,115,330	4.07%	3.25%
2023	0.00%	111,526	14.75	1,645,127	2.40%	17.61%
2022	0.25%	157,037	12.54	1,969,591	4.76%	-14.36%
2021	0.25%	109,077	14.64	1,597,394	2.63%	10.71%
2020	0.25%	133,893	13.23	1,771,171	2.45%	7.39%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2024	0.00%	90,141	26.41	2,380,243	1.41%	13.65%
2023	0.00%	69,315	23.23	1,610,447	1.62%	16.14%
2022	0.25%	54,109	20.01	1,082,464	1.26%	-13.49%
2021	0.25%	61,169	23.12	1,414,503	1.70%	24.12%
2020	0.25%	40,344	18.63	751,618	1.39%	13.00%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.00%	17,000	11.76	199,952	18.26%	10.34%
2023	0.00%	2,527	10.66	26,935	5.57%	6.59%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.00%	2,319	12.45	28,859	1.94%	15.49%
2023	0.00%	2,323	10.78	25,035	1.93%	7.76%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2024	0.00%	96,376	11.57	1,115,213	3.27%	1.14%
2023	0.00%	69,831	11.44	798,942	3.63%	5.30%
2022	0.25%	47,048	10.87	511,198	2.74%	-13.45%
2021	0.25%	23,495	12.55	294,949	1.98%	-2.18%
2020	0.25%	25,314	12.83	324,855	2.21%	7.07%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2024	0.00%	3,981	10.34	41,173	4.15%	1.36%
2023	0.00%	3,104	10.20	31,674	3.06%	5.68%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2024	0.00%	9,298	18.18	169,083	2.48%	16.19%
2023	0.00%	4,844	15.65	75,820	1.83%	20.95%
2022	0.25%	6,305	12.94	81,580	2.31%	-16.17%
2021	0.25%	5,629	15.44	86,887	3.66%	22.11%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	0.00%	54,157	10.66	577,318	8.29%	2.15%
2023	0.00%	22,495	10.44	234,760	1.89%	4.36%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.00%	7,601	14.82	112,618	5.88%	4.44%
2023	0.00%	8,953	14.19	127,015	2.79%	15.67%
2022	0.00%	8,702	12.26	106,718	8.81%	-5.86%
2021	0.00%	709	13.03	9,235	0.47%	10.58%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.00%	36,668	15.43	565,623	0.69%	26.06%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.00%	6,958	16.51	114,868	0.96%	8.54%
2023	0.00%	10,378	15.21	157,857	1.62%	8.82%
2022	0.00%	10,712	13.98	149,730	1.54%	-2.59%
2021	0.00%	10,013	14.35	143,689	0.77%	24.20%
2020	0.00%	18,749	11.55	216,625	2.24%	-1.07%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.00%	1,511	17.62	26,622	0.34%	20.59%
2022	0.00%	1,523	14.61	22,262	0.53%	-22.92%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2024	0.00%	187,244	21.48	4,022,797	1.48%	11.35%
2023	0.00%	133,029	19.29	2,566,699	1.37%	16.60%
2022	0.25%	156,563	16.55	2,590,736	1.21%	-20.66%
2021	0.25%	126,330	20.86	2,634,734	1.18%	14.26%
2020	0.25%	85,160	18.25	1,554,446	1.52%	19.42%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2024	0.00%	1,386,643	11.34	15,728,033	4.90%	5.04%
2023	0.00%	825,774	10.80	8,916,922	4.82%	4.90%
2022	0.00%	754,253	10.29	7,763,914	1.57%	1.40%
2021	0.00%	638,734	10.15	6,483,891	0.00%	0.00%
2020	0.00%	773,607	10.15	7,853,007	0.12%	0.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.00%	14,732	19.53	287,774	0.94%	13.66%
2023	0.00%	19,502	17.19	335,175	1.75%	8.27%
2022	0.00%	2,049	15.87	32,530	2.40%	-8.44%
2021	0.00%	640	17.34	11,090	1.07%	21.88%
2020	0.00%	287	14.22	4,082	0.00%	10.35%	****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	0.00%	4,347	72.00	313,011	0.00%	24.02%
2023	0.00%	5,825	58.06	338,182	0.00%	18.15%
2022	0.00%	5,776	49.14	283,819	0.00%	-28.73%
2021	0.00%	7,612	68.95	524,874	0.00%	12.99%
2020	0.00%	7,650	61.03	466,844	0.00%	39.98%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2024	0.00%	160	39.26	6,263	0.73%	8.82%
2023	0.00%	150	36.08	5,425	1.12%	11.00%
2022	0.00%	123	32.50	3,997	0.04%	-9.75%
2021	0.00%	2,174	36.02	78,304	0.62%	32.80%
2020	0.00%	2,151	27.12	58,341	0.95%	-2.62%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.00%	28,968	14.42	417,752	6.00%	6.10%
2023	0.00%	30,686	13.59	417,105	3.18%	5.90%
2022	0.00%	47,387	12.84	608,217	2.49%	-5.19%
2021	0.00%	44,659	13.54	604,563	3.65%	0.74%
2020	0.00%	5,233	13.44	70,319	1.65%	3.46%
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)
2024	0.00%	16,452	10.37	170,661	0.00%	3.73%	****
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)
2024	0.00%	4,808	10.00	48,093	0.00%	0.02%	****
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)
2024	0.00%	43,954	10.09	443,346	0.00%	0.87%	****
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
2023	0.00%	7,378	16.22	119,667	0.27%	9.03%
2022	0.00%	8,255	14.88	122,791	18.24%	-11.85%
2021	0.00%	8,679	16.87	146,460	1.06%	8.57%
2020	0.00%	13,582	15.54	211,096	2.34%	5.90%	****
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2024	0.00%	721	10.06	7,255	3.78%	4.81%
2023	0.00%	721	9.60	6,922	2.02%	1.53%
2022	0.00%	721	9.46	6,818	1.82%	-13.12%
2021	0.00%	721	10.88	7,848	0.35%	-2.39%
2020	0.00%	721	11.15	8,039	2.29%	2.42%
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2024	0.00%	6,827	16.73	114,199	2.42%	6.00%
2023	0.00%	6,870	15.78	108,407	2.13%	9.19%
2022	0.00%	9,761	14.45	141,071	1.83%	-8.85%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2024	0.00%	456	17.89	8,149	1.56%	12.76%
2023	0.00%	466	15.86	7,387	1.72%	-1.58%
2022	0.00%	474	16.12	7,642	1.70%	-10.35%
2021	0.00%	481	17.98	8,647	1.26%	30.30%
2020	0.00%	490	13.80	6,761	2.16%	-7.25%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2024	0.00%	304	29.69	9,011	0.00%	23.03%
2023	0.00%	304	24.13	7,325	0.00%	19.81%
2022	0.00%	304	20.14	6,113	0.00%	-22.56%
2021	0.00%	304	26.01	7,894	0.00%	29.66%
2020	0.00%	304	20.06	6,098	0.18%	-1.20%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)
2024	0.00%	20,955	19.14	401,046	3.06%	8.37%
2023	0.00%	17,259	17.66	304,796	1.78%	8.58%
2022	0.00%	34,689	16.26	564,196	2.69%	-12.89%
2021	0.00%	51,028	18.67	952,762	1.02%	8.98%
2020	0.00%	71,961	17.13	1,232,931	0.45%	35.70%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2024	0.00%	2,215	14.02	31,064	4.45%	5.61%
2023	0.00%	28,735	13.28	381,549	3.71%	7.09%
2022	0.00%	26,922	12.40	333,811	2.91%	-6.36%
2021	0.00%	1,147	13.24	15,188	2.08%	1.29%
2020	0.00%	1,349	13.07	17,635	4.84%	4.81%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	0.00%	3,758	23.79	89,402	6.65%	3.74%
2023	0.00%	4,338	22.93	99,462	3.32%	8.14%
2022	0.00%	3,083	21.20	65,372	8.04%	-11.84%
2021	0.00%	2,164	24.05	52,051	11.21%	16.23%
2020	0.00%	2,025	20.69	41,905	5.02%	8.01%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	0.00%	12,979	23.63	306,747	6.50%	7.52%
2023	0.00%	12,545	21.98	275,725	5.78%	11.10%
2022	0.00%	29,619	19.78	585,985	4.84%	-15.71%
2021	0.00%	51,815	23.47	1,216,185	4.43%	-2.56%
2020	0.00%	13,712	24.09	330,306	5.26%	6.71%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.00%	1,807	12.41	22,422	3.15%	-3.40%
2023	0.00%	8,076	12.85	103,763	2.52%	6.21%
2022	0.00%	7,663	12.10	92,705	1.79%	-18.98%
2021	0.00%	1,157	14.93	17,272	5.85%	-7.52%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	0.00%	19,484	22.21	432,670	3.52%	5.46%
2023	0.00%	25,683	21.06	540,789	2.59%	9.01%
2022	0.00%	19,807	19.32	382,596	1.50%	-10.15%
2021	0.00%	28,378	21.50	610,114	1.55%	-1.96%
2020	0.00%	25,207	21.93	552,754	6.02%	5.56%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2024	0.00%	49,900	17.00	848,194	3.57%	-0.50%
2023	0.00%	25,434	17.08	434,504	2.25%	5.25%
2022	0.00%	25,870	16.23	419,897	1.50%	-11.00%
2021	0.00%	21,611	18.24	394,145	4.72%	-4.16%
2020	0.00%	7,475	19.03	142,243	2.39%	10.12%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	0.00%	35,679	27.07	965,915	5.85%	6.88%
2023	0.00%	32,923	25.33	833,900	5.59%	12.20%
2022	0.00%	20,402	22.57	460,553	4.96%	-10.28%
2021	0.00%	26,431	25.16	665,037	4.45%	3.63%
2020	0.00%	16,783	24.28	407,484	4.84%	5.75%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2024	0.00%	618,321	14.20	8,782,534	5.87%	5.41%
2023	0.00%	482,526	13.47	6,501,903	5.29%	8.24%
2022	0.00%	404,595	12.45	5,036,981	3.76%	-7.78%
2021	0.00%	332,533	13.50	4,488,930	2.88%	2.00%
2020	0.00%	292,327	13.24	3,868,988	4.64%	6.51%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.00%	130,025	15.69	2,040,333	3.99%	4.50%
2023	0.00%	127,523	15.02	1,914,933	3.59%	4.96%
2022	0.00%	134,060	14.31	1,917,920	1.71%	-5.74%
2021	0.00%	107,753	15.18	1,635,456	0.53%	-0.93%
2020	0.00%	95,025	15.32	1,455,767	1.15%	2.99%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2024	0.00%	77,950	18.30	1,426,281	2.74%	-6.01%
2023	0.00%	21,430	19.47	417,206	2.38%	3.98%
2022	0.00%	33,657	18.72	630,154	2.03%	-28.87%
2021	0.00%	29,577	26.32	778,577	1.54%	-4.78%
2020	0.00%	18,377	27.65	508,048	1.58%	17.39%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	0.00%	43,609	18.79	819,391	2.54%	2.13%
2023	0.00%	97,318	18.40	1,790,460	3.00%	3.67%
2022	0.00%	97,410	17.75	1,728,709	6.85%	-11.90%
2021	0.00%	89,247	20.14	1,797,859	4.89%	5.59%
2020	0.00%	71,647	19.08	1,366,949	1.38%	11.71%
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.00%	9,098	9.37	85,217	2.30%	4.16%
2023	0.00%	8,133	8.99	73,135	16.10%	-7.85%
2022	0.00%	6,859	9.76	66,933	19.88%	8.61%
2021	0.00%	6,932	8.98	62,282	4.66%	33.34%
2020	0.00%	3,529	6.74	23,779	6.66%	1.35%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	0.00%	240,405	19.97	4,801,609	4.04%	2.53%
2023	0.00%	185,430	19.48	3,612,147	3.56%	5.92%
2022	0.00%	180,794	18.39	3,324,867	2.61%	-14.30%
2021	0.00%	180,284	21.46	3,868,711	1.83%	-1.27%
2020	0.00%	212,965	21.73	4,628,614	2.09%	8.65%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2024	0.00%	11,901	12.26	145,950	4.02%	3.55%
2023	0.00%	2,349	11.84	27,815	2.40%	7.97%
2022	0.00%	89	10.97	977	1.77%	-11.54%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2024	0.00%	9,287	18.60	172,697	3.57%	10.81%
2023	0.00%	9,377	16.78	157,369	2.39%	13.02%
2022	0.00%	8,169	14.85	121,295	2.07%	-18.36%
2021	0.00%	8,250	18.19	150,042	0.04%	12.63%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.00%	153,510	16.14	2,476,960	4.99%	6.05%
2023	0.00%	96,160	15.21	1,463,029	4.49%	5.89%
2022	0.00%	84,838	14.37	1,218,958	1.80%	-0.15%
2021	0.00%	67,223	14.39	967,338	1.32%	-0.06%
2020	0.00%	70,484	14.40	1,014,824	1.25%	2.24%
ProFunds - ProFund VP Asia 30 (PROA30)
2021	0.00%	750	14.83	11,119	0.00%	-18.52%
2020	0.00%	1,108	18.20	20,170	0.11%	35.55%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFunds - ProFund Access VP High Yield (PROAHY)
2024	0.00%	10,728	20.09	215,559	5.30%	6.31%
2023	0.00%	11,026	18.90	208,403	5.01%	10.43%
2022	0.00%	12,589	17.12	215,479	6.20%	-7.97%
ProFunds - ProFund VP Biotechnology (PROBIO)
2024	0.00%	627	51.79	32,457	0.00%	-0.15%
2023	0.00%	854	51.87	44,315	0.00%	10.14%
2022	0.00%	1,099	47.09	51,773	0.00%	-7.71%
2021	0.00%	2,315	51.02	118,117	0.00%	15.73%
2020	0.00%	886	44.09	39,062	0.02%	15.38%
ProFunds - ProFund VP Bull (PROBL)
2024	0.00%	28,252	49.05	1,385,763	0.98%	22.49%
2023	0.00%	35,039	40.04	1,403,068	0.00%	23.74%
ProFunds - ProFund VP Materials (PROBM)
2023	0.00%	344	24.19	8,315	0.49%	12.38%
2021	0.00%	162	23.69	3,835	0.26%	25.63%
ProFunds - ProFund VP Banks (PROBNK)
2022	0.00%	1,201	23.57	28,297	0.86%	-19.88%
ProFunds - ProFund VP Consumer Staples (PROCG)
2024	0.00%	6,492	33.62	218,291	0.88%	10.36%
2023	0.00%	8,770	30.47	267,206	0.14%	3.92%
2022	0.00%	6,028	29.32	176,737	0.05%	-24.70%
2021	0.00%	2,622	38.93	102,079	0.41%	19.65%	****
ProFunds - ProFund VP Consumer Discretionary (PROCS)
2023	0.00%	4,030	43.58	175,641	0.00%	32.05%
2021	0.00%	3,942	48.20	189,989	0.00%	10.23%
2020	0.00%	2,313	43.73	101,143	0.00%	28.34%
ProFunds - ProFund VP Europe 30 (PROE30)
2021	0.00%	786	16.55	13,016	0.00%	24.53%
ProFunds - ProFund VP Emerging Markets (PROEM)
2024	0.00%	3,489	11.95	41,676	0.73%	7.85%
2023	0.00%	3,129	11.08	34,654	1.42%	15.31%
2022	0.00%	1,101	9.61	10,576	0.32%	-16.19%
2021	0.00%	7,608	11.46	87,197	0.00%	-18.01%
2020	0.00%	1,322	13.98	18,481	0.57%	26.72%
ProFunds - ProFund VP Financials (PROFIN)
2024	0.00%	3,562	39.34	140,126	0.04%	28.45%
2023	0.00%	2,893	30.63	88,616	0.33%	13.88%
2022	0.00%	2,885	26.89	77,600	0.10%	-15.14%
2021	0.00%	1,257	31.69	39,838	0.00%	30.10%
ProFunds - ProFund VP Government Money Market (PROGMM)
2020	0.00%	43	10.14	436	0.07%	0.04%
ProFunds - ProFund VP Health Care (PROHC)
2024	0.00%	2,313	46.17	106,788	0.10%	0.82%
2023	0.00%	1,292	45.80	59,170	0.00%	0.82%
2022	0.00%	3,666	45.42	166,536	0.00%	-6.02%
2021	0.00%	571	48.34	27,583	0.03%	21.54%
2020	0.00%	472	39.77	18,772	0.00%	14.44%
ProFunds - ProFund VP Industrials (PROIND)
2024	0.00%	10,853	43.60	473,209	0.16%	15.47%
2023	0.00%	8,155	37.76	307,924	0.00%	16.30%
2022	0.00%	2,778	32.47	90,201	0.00%	-15.60%
2021	0.00%	1,800	38.47	69,257	0.00%	16.40%
2020	0.00%	755	33.05	24,954	0.19%	16.76%
ProFunds - ProFund VP Japan (PROJP)
2024	0.00%	6,353	33.19	210,842	4.24%	22.22%
2023	0.00%	2,007	27.16	54,512	0.00%	34.51%
2022	0.00%	1,825	20.19	36,844	0.00%	-9.92%
2021	0.00%	3,253	22.41	72,918	0.00%	3.89%
2020	0.00%	1,468	21.57	31,671	0.14%	15.93%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFunds - ProFund VP Large-Cap Growth (PROLCG)
2024	0.00%	567	64.73	36,697	0.00%	33.78%
2023	0.00%	1,230	48.38	59,491	0.00%	27.86%
2022	0.00%	150	37.84	5,690	0.00%	-30.64%
2021	0.00%	17,681	54.56	964,588	0.00%	29.86%
2020	0.00%	13,824	42.01	580,747	0.00%	30.93%
ProFunds - ProFund VP Large-Cap Value (PROLCV)
2023	0.00%	12,058	33.86	408,248	0.15%	20.09%
ProFunds - ProFund VP Mid-Cap (PROMC)
2024	0.00%	368	34.32	12,637	1.40%	11.14%
2023	0.00%	2,449	30.88	75,625	0.00%	13.83%
2022	0.00%	2,858	27.13	77,517	0.00%	-14.92%
2021	0.00%	2,484	31.88	79,182	0.00%	22.21%
2020	0.00%	2,504	26.09	65,324	0.95%	10.76%
ProFunds - ProFund VP Mid-Cap Growth (PROMCG)
2024	0.00%	1,861	38.23	71,129	0.00%	13.89%
2023	0.00%	1,872	33.56	62,818	0.00%	15.56%
2022	0.00%	1,883	29.04	54,683	0.00%	-20.34%
ProFunds - ProFund VP Mid-Cap Value (PROMCV)
2023	0.00%	223	32.19	7,177	0.29%	13.45%
2022	0.00%	226	28.37	6,400	0.12%	-8.45%
2021	0.00%	148	30.99	4,581	0.03%	28.53%
2020	0.00%	4,368	24.11	105,316	0.41%	2.30%
ProFunds - ProFund VP Nasdaq-100 (PRON)
2024	0.00%	4,014	91.17	365,950	0.47%	23.43%
2023	0.00%	2,113	73.86	156,039	0.00%	52.17%
2022	0.00%	3,167	48.54	153,692	0.00%	-33.91%
2021	0.00%	312	73.44	22,920	0.00%	24.80%
2020	0.00%	3,035	58.84	178,594	0.00%	45.57%
ProFunds - ProFund VP Internet (PRONET)
2024	0.00%	1,699	63.12	107,223	0.00%	29.34%
2023	0.00%	2,934	48.80	143,181	0.00%	49.85%
2022	0.00%	1,727	32.57	56,260	0.00%	-46.13%
2021	0.00%	5,832	60.45	352,586	0.00%	5.30%
2020	0.00%	6,421	57.41	368,633	0.00%	50.82%
ProFunds - ProFund VP Energy (PROOG)
2024	0.00%	1,424	16.81	23,935	1.62%	3.77%
2023	0.00%	5,137	16.20	83,231	1.96%	-2.49%
2022	0.00%	3,797	16.62	63,096	0.67%	59.43%
ProFunds - ProFund VP Precious Metals (PROPM)
2024	0.00%	4,084	6.11	24,968	3.28%	6.58%
2023	0.00%	4,232	5.74	24,279	0.00%	1.48%
2022	0.00%	2,343	5.65	13,244	0.00%	-11.02%
2021	0.00%	5,512	6.35	35,016	0.00%	-8.93%
2020	0.00%	5,114	6.98	35,679	0.03%	24.10%
ProFunds - ProFund VP Real Estate (PRORE)
2024	0.00%	5,855	24.28	142,167	0.53%	3.55%
ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)
2024	0.00%	5,000	4.18	20,876	5.11%	19.00%
2023	0.00%	2,756	3.51	9,669	0.12%	1.75%
2022	0.00%	16,698	3.45	57,576	0.00%	58.47%
ProFunds - ProFund VP Small-Cap (PROSC)
2024	0.00%	5,640	29.02	163,673	1.39%	9.46%
2023	0.00%	4,166	26.51	110,452	0.00%	14.91%
2022	0.00%	3,542	23.07	81,726	0.00%	-21.85%
2021	0.00%	3,395	29.52	100,224	0.00%	12.88%
2020	0.00%	1,818	26.15	47,548	0.06%	17.06%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFunds - ProFund VP Small-Cap Growth (PROSCG)
2024	0.00%	987	38.59	38,087	0.00%	7.80%
2023	0.00%	281	35.80	10,071	0.00%	15.19%
2022	0.00%	196	31.08	6,102	0.00%	-22.41%
2021	0.00%	138	40.06	5,539	0.00%	20.64%
2020	0.00%	546	33.20	18,128	0.00%	17.39%
ProFunds - ProFund VP Semiconductor (PROSCN)
2024	0.00%	4,723	175.64	829,564	0.00%	70.73%
2023	0.00%	4,204	102.87	432,520	0.00%	93.66%
2022	0.00%	1,586	53.12	84,260	0.00%	-37.50%
2021	0.00%	2,106	85.00	179,006	0.00%	48.49%
2020	0.00%	2,512	57.24	143,789	0.35%	44.85%
ProFunds - ProFund VP Small-Cap Value (PROSCV)
2023	0.00%	129	29.78	3,855	0.02%	12.94%
2022	0.00%	136	26.37	3,585	0.00%	-12.41%
2020	0.00%	692	23.42	16,204	0.03%	1.06%
ProFunds - ProFund VP Short Nasdaq-100 (PROSN)
2022	0.00%	7,127	0.84	6,005	0.00%	35.06%
ProFunds - ProFund VP Technology (PROTEC)
2024	0.00%	2,588	90.37	233,891	0.00%	19.80%
2023	0.00%	978	75.44	73,798	0.00%	57.95%
2022	0.00%	537	47.76	25,647	0.00%	-35.72%
2021	0.00%	316	74.30	23,487	0.00%	34.96%
ProFunds - ProFund VP Communication Services (PROTEL)
2024	0.00%	92	27.95	2,559	0.00%	32.64%
ProFunds - ProFund VP UltraBull (PROUB)
2024	0.00%	1,605	145.01	232,689	0.69%	42.02%
2023	0.00%	1,349	102.11	137,705	0.00%	45.23%
2022	0.00%	1,505	70.30	105,792	0.00%	-39.12%
2021	0.00%	1,311	115.48	151,436	0.00%	58.14%	****
ProFunds - ProFund VP UltraMid-Cap (PROUMC)
2021	0.00%	7	71.57	510	0.00%	46.67%
ProFunds - ProFund VP UltraNasdaq-100 (PROUN)
2024	0.00%	1,432	433.99	621,282	0.42%	41.41%
2023	0.00%	1,117	306.90	342,719	0.00%	115.46%
2022	0.00%	2,059	142.44	293,323	0.00%	-60.93%
2021	0.00%	499	364.57	182,100	0.00%	52.51%
ProFunds - ProFund VP UltraSmall-Cap (PROUSC)
2021	0.00%	8	55.44	468	0.00%	23.30%
ProFunds - ProFund VP Utilities (PROUTL)
2022	0.00%	1,222	30.09	36,782	0.00%	-0.25%
2020	0.00%	734	26.14	19,184	1.55%	-2.40%
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2022	0.00%	1,561	12.83	20,020	8.02%	-2.35%
2021	0.00%	2,686	13.14	35,285	0.65%	-6.95%
2020	0.00%	2,793	14.12	39,429	7.98%	-0.90%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.00%	83,343	53.57	4,464,377	0.62%	19.14%
2023	0.00%	28,179	44.96	1,266,933	1.94%	15.67%
2022	0.00%	24,551	38.87	954,318	1.15%	-3.13%
2021	0.00%	16,587	40.13	665,608	1.19%	27.30%
2020	0.00%	22,043	31.52	694,820	1.90%	5.80%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
2024	0.00%	7,045	19.86	139,907	4.42%	7.86%
2023	0.00%	458	18.41	8,425	0.66%	12.13%
2022	0.00%	462	16.42	7,583	7.11%	-11.60%
2021	0.00%	22,260	18.57	413,464	3.90%	4.97%
2020	0.00%	6,032	17.69	106,731	0.00%	5.21%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2024	0.00%	490	14.02	6,869	5.39%	2.32%
2023	0.00%	494	13.71	6,775	5.69%	4.69%
2022	0.00%	499	13.09	6,539	7.98%	-13.81%
2021	0.00%	5,689	15.19	86,413	1.79%	-4.59%
2020	0.00%	36,216	15.92	576,493	4.39%	5.73%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.00%	105,595	20.75	2,190,925	0.02%	23.02%
2023	0.00%	4,901	16.87	82,666	0.63%	26.11%
2022	0.00%	8,678	13.37	116,060	0.26%	-22.91%
2021	0.00%	1,515	17.35	26,282	0.02%	23.53%
2020	0.00%	237	14.04	3,328	0.00%	40.44%	****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	0.00%	4,954	40.11	198,714	0.00%	13.67%
2023	0.00%	6,575	35.29	232,025	0.00%	18.78%
2022	0.00%	4,988	29.71	148,198	0.00%	-22.43%
2021	0.00%	4,411	38.30	168,935	0.00%	29.98%
2020	0.00%	5,109	29.47	150,554	0.00%	23.79%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	0.00%	5,382	39.59	213,049	1.25%	3.40%
2023	0.00%	6,322	38.28	242,038	0.89%	25.93%
2022	0.00%	6,938	30.40	210,912	0.35%	-9.20%
2021	0.00%	11,490	33.48	384,691	1.69%	28.82%
2020	0.00%	3,827	25.99	99,465	0.78%	-7.15%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2024	0.00%	61,836	79.69	4,927,382	0.00%	35.17%
2023	0.00%	67,379	58.95	3,972,087	0.00%	48.96%
2022	0.00%	55,449	39.58	2,194,466	0.00%	-38.66%
2021	0.00%	66,970	64.52	4,321,090	0.00%	17.33%
2020	0.00%	66,003	54.99	3,629,654	0.00%	33.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2024	0.00%	15,104	36.20	546,737	1.67%	11.38%
2023	0.00%	13,939	32.50	453,004	1.89%	9.31%
2022	0.00%	18,411	29.73	547,376	1.67%	-3.59%
2021	0.00%	13,515	30.84	416,749	1.56%	25.22%
2020	0.00%	3,814	24.63	93,926	2.20%	0.96%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.00%	15,102	85.20	1,286,797	0.00%	1.42%
2023	0.00%	13,899	84.01	1,167,684	0.00%	2.68%
2022	0.00%	16,194	81.82	1,324,913	0.00%	-12.69%
2021	0.00%	12,850	93.70	1,204,147	0.00%	12.83%
2020	0.00%	11,248	83.05	934,142	0.00%	29.27%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2024	0.00%	19,428	14.03	272,586	3.96%	4.70%
2023	0.00%	24,333	13.40	326,075	3.02%	4.68%
2022	0.00%	27,194	12.80	348,148	1.65%	-4.78%
2021	0.00%	33,643	13.45	452,333	1.07%	-0.13%
2020	0.00%	26,787	13.46	360,611	1.78%	4.46%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.00%	4,710	12.27	57,774	0.00%	9.04%
2023	0.00%	2,013	11.25	22,646	0.00%	12.50%	****
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2024	0.00%	10,873	26.37	286,771	2.92%	-2.27%
2023	0.00%	7,991	26.99	215,648	1.04%	20.81%
2022	0.00%	7,811	22.34	174,477	0.67%	16.11%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2024	0.00%	6,279	13.75	86,304	3.01%	14.41%
2023	0.00%	6,392	12.01	76,787	0.00%	10.41%
2022	0.00%	3,446	10.88	37,497	0.00%	-13.36%
2021	0.00%	2,751	12.56	34,547	4.08%	-14.01%
2020	0.00%	2,107	14.60	30,772	4.57%	38.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.00%	2,337	17.21	40,223	8.36%	2.77%
2023	0.00%	3,088	16.74	51,701	3.87%	11.40%
2022	0.00%	3,111	15.03	46,761	5.99%	-6.93%
2021	0.00%	1,314	16.15	21,213	2.32%	-4.05%
2020	0.00%	455	16.83	7,658	6.05%	8.92%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.00%	11,055	28.84	318,854	1.55%	1.21%
2023	0.00%	15,707	28.50	447,619	3.77%	9.77%
2022	0.00%	16,387	25.96	425,398	0.31%	-24.37%
2021	0.00%	15,309	34.33	525,515	0.93%	-11.87%
2020	0.00%	14,944	38.95	582,066	2.11%	17.25%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.00%	5,838	24.46	142,768	2.29%	-2.83%
2023	0.00%	12,257	25.17	308,493	2.85%	-3.58%
2022	0.00%	15,380	26.10	401,473	2.38%	8.39%
2021	0.00%	4,126	24.08	99,354	0.44%	18.92%
2020	0.00%	3,830	20.25	77,562	0.42%	19.11%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2024	0.25%	457,121	23.89	10,920,208	2.05%	14.51%
2023	0.25%	369,944	20.86	7,717,463	1.95%	14.04%
2022	0.25%	345,072	18.29	6,312,293	1.87%	-14.52%
2021	0.25%	284,312	21.40	6,083,958	1.69%	18.72%
2020	0.25%	249,204	18.02	4,491,866	2.50%	10.40%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2024	0.25%	78,367	12.89	1,009,834	2.71%	7.22%
2023	0.25%	76,947	12.02	924,759	1.93%	12.23%
2022	0.25%	49,886	10.71	534,211	3.63%	-15.11%
2021	0.25%	93,400	12.61	1,178,199	1.32%	5.72%
2020	0.25%	43,888	11.93	523,652	0.85%	11.45%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2024	0.25%	59,503	37.05	2,204,557	1.05%	13.13%
2023	0.25%	64,238	32.75	2,103,828	1.13%	27.66%
2022	0.25%	76,507	25.65	1,962,713	0.80%	-15.70%
2021	0.25%	70,742	30.43	2,152,683	0.65%	21.24%
2020	0.25%	65,756	25.10	1,650,446	1.30%	17.18%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2024	0.25%	115,225	27.22	3,136,465	1.58%	14.60%
2023	0.25%	87,808	23.75	2,085,672	1.26%	19.83%
2022	0.25%	70,512	19.82	1,397,730	1.19%	-11.71%
2021	0.25%	76,240	22.45	1,711,707	0.95%	30.14%
2020	0.25%	58,697	17.25	1,012,630	1.31%	11.50%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.25%	267,401	27.87	7,451,698	2.62%	14.83%
2023	0.25%	247,033	24.27	5,994,917	2.52%	7.83%
2022	0.25%	224,610	22.51	5,055,016	2.39%	-0.91%
2021	0.25%	160,738	22.71	3,650,722	1.83%	25.01%
2020	0.25%	134,596	18.17	2,445,307	2.66%	2.99%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2024	0.25%	401,449	37.39	15,010,846	1.20%	24.53%
2023	0.25%	353,816	30.03	10,623,943	1.36%	25.80%
2022	0.25%	346,514	23.87	8,270,788	1.29%	-18.43%
2021	0.25%	307,749	29.26	9,005,529	1.10%	28.23%
2020	0.25%	249,388	22.82	5,691,196	1.53%	17.91%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2024	0.25%	173,375	43.70	7,576,806	0.30%	32.80%
2023	0.25%	206,012	32.91	6,779,363	0.23%	39.79%
2022	0.25%	181,446	23.54	4,271,494	0.00%	-33.53%
2021	0.25%	166,863	35.42	5,909,865	0.03%	17.57%
2020	0.25%	99,693	30.13	3,003,291	0.28%	42.74%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2024	0.25%	188,870	10.25	1,936,791	2.49%	1.78%
2023	0.25%	147,098	10.08	1,482,083	1.96%	6.25%
2022	0.25%	156,096	9.48	1,480,201	2.59%	-13.34%
2021	0.25%	138,123	10.94	1,511,457	0.37%	-2.09%
2020	0.25%	18,597	11.18	207,839	1.46%	6.40%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.25%	1,775,973	11.65	20,688,731	2.63%	0.99%
2023	0.25%	1,463,258	11.54	16,878,880	2.36%	5.31%
2022	0.25%	1,358,711	10.95	14,882,009	2.09%	-13.43%
2021	0.25%	1,294,131	12.65	16,373,605	1.77%	-1.96%
2020	0.25%	883,298	12.91	11,399,355	2.25%	7.31%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.25%	209,622	15.81	3,314,900	5.34%	6.18%
2023	0.25%	220,086	14.89	3,277,763	4.88%	11.39%
2022	0.25%	223,316	13.37	2,985,838	5.06%	-9.59%
2021	0.25%	191,945	14.79	2,838,577	3.20%	3.42%
2020	0.25%	109,880	14.30	1,571,229	5.64%	5.41%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.25%	429,803	20.62	8,861,168	1.21%	8.74%
2023	0.25%	454,997	18.96	8,626,742	1.41%	14.37%
2022	0.25%	403,186	16.58	6,684,052	1.31%	-30.30%
2021	0.25%	336,365	23.78	7,999,836	0.26%	-1.79%
2020	0.25%	307,941	24.22	7,457,143	1.13%	57.19%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2024	0.25%	186,768	14.31	2,672,856	2.25%	10.05%
2023	0.25%	178,899	13.00	2,326,510	1.46%	15.26%
2022	0.25%	74,783	11.28	843,751	0.74%	-16.14%
2021	0.25%	11,630	13.45	156,472	1.03%	9.80%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.25%	396,113	27.30	10,813,353	1.16%	14.79%
2023	0.25%	255,301	23.78	6,071,585	1.45%	15.54%
2022	0.25%	269,551	20.58	5,548,175	1.07%	-19.02%
2021	0.25%	217,243	25.42	5,521,982	0.90%	24.05%
2020	0.25%	125,429	20.49	2,570,194	1.47%	17.78%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2024	0.25%	192,192	20.52	3,943,141	2.60%	4.48%
2023	0.25%	134,004	19.64	2,631,416	2.30%	11.42%
2022	0.25%	109,611	17.62	1,931,797	1.94%	-26.48%
2021	0.25%	100,556	23.97	2,410,522	1.55%	39.86%
2020	0.25%	76,388	17.14	1,309,328	2.47%	-5.09%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2024	0.25%	38,894	23.18	901,554	0.49%	11.10%
2023	0.25%	29,536	20.86	616,227	0.41%	19.35%
2022	0.25%	30,184	17.48	527,655	0.28%	-25.54%
2021	0.25%	32,173	23.48	755,313	0.37%	13.93%
2020	0.25%	32,639	20.61	672,563	0.62%	22.88%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2024	0.25%	1,075,906	12.35	13,289,134	3.48%	4.63%
2023	0.25%	1,035,730	11.81	12,226,790	2.04%	5.89%
2022	0.25%	971,905	11.15	10,834,816	1.56%	-5.96%
2021	0.25%	886,190	11.85	10,505,070	1.94%	-0.70%
2020	0.25%	676,311	11.94	8,073,782	2.30%	5.23%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2024	0.25%	861,866	13.08	11,269,668	2.33%	4.79%
2023	0.25%	549,758	12.48	6,859,812	2.58%	15.25%
2022	0.25%	463,364	10.83	5,016,546	3.27%	-16.22%
2021	0.25%	394,165	12.92	5,093,738	0.98%	8.26%
2020	0.25%	99,497	11.94	1,187,708	1.26%	10.90%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2024	0.25%	899,191	35.15	31,608,916	0.98%	23.40%
2023	0.25%	696,048	28.49	19,827,647	1.06%	25.64%
2022	0.25%	581,608	22.67	13,186,947	1.36%	-19.79%
2021	0.25%	575,513	28.27	16,268,664	1.04%	25.32%
2020	0.25%	416,367	22.56	9,391,600	1.37%	20.25%
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
2024	0.00%	2	15.02	32	0.29%	-5.59%
2023	0.00%	4,528	15.91	72,022	0.11%	18.00%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.00%	19,772	30.01	593,301	1.96%	10.92%
2023	0.00%	13,334	27.05	360,713	2.12%	11.03%
2022	0.00%	15,233	24.37	371,160	1.05%	-26.09%
2021	0.00%	10,962	32.97	361,387	1.82%	46.41%
2020	0.00%	5,113	22.52	115,126	1.24%	-1.55%
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2024	0.00%	53,262	16.71	890,114	5.36%	5.91%
2023	0.00%	36,672	15.78	578,657	4.89%	8.69%
2022	0.00%	38,943	14.52	565,385	3.82%	-9.52%
2021	0.00%	18,819	16.05	301,969	2.66%	1.07%
2020	0.00%	31,634	15.88	502,207	4.14%	6.53%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Independent Committee of the Board of Directors

Jefferson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in

Related Parties and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$3,894	$4,468
Cash and cash equivalents	5,377	5,451

Total invested assets	$9,271	$9,919
Other assets	249	334
Separate account assets	420,052	312,341

Total admitted assets	$429,572	$322,594

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$625	$883
Due to affiliates	694	610
Other liabilities	166	1,177
Separate account liabilities	420,052	312,341

Total liabilities	$421,537	$315,011

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding – 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned surplus (deficit)	386	(66)

Total capital and surplus	$8,035	$7,583

Total liabilities, capital and surplus	$429,572	$322,594

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2024	2023	2022

Revenues
Annuity considerations	$90,852	$31,953	$40,610
Net investment income	229	218	108
Policyholder fee income	633	515	468
Other revenues	23	9	9
Total revenues	$91,737	$32,695	$41,195

Benefits and expenses
Benefits to policyholders and beneficiaries	$23,190	$14,523	$16,318
General, administrative and other expenses	375	199	382
Net transfers to separate accounts	67,668	17,423	24,307
Total benefits and expenses	$91,233	$32,145	$41,007

Income before federal income tax expense (benefit)	$504	$550	$188
Federal income tax expense (benefit)	52	(265)	98
Net income	$452	$815	$90

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus
(in thousands)	Capital shares	Additional paid-in capital	Unassigned surplus (deficit)	Capital and surplus
Balance as of December 31, 2021	$2,000	$5,649	$(971)	$6,678

Net income	-	-	90	90
Balance as of December 31, 2022	$2,000	$5,649	$(881)	$6,768

Net income	-	-	815	815
Balance as of December 31, 2023	$2,000	$5,649	$(66)	$7,583

Net income	-	-	452	452
Balance as of December 31, 2024	$2,000	$5,649	$386	$8,035

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2024	2023	2022

Cash flows from operating activities:
Annuity considerations collected	$90,852	$31,953	$40,610
Net investment income	217	181	81
Other revenue	651	516	466
Policy benefits and claims paid	(23,190)	(14,523)	(16,318)
Commissions, operating expenses and taxes, other than federal income tax paid	(375)	(200)	(381)
Net transfers to separate accounts	(67,668)	(17,423)	(24,307)
Federal income taxes recovered (paid)	194	1	(45)
Net cash provided by operating activities	$681	$505	$106

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$603	$590	$135
Total Investment proceeds	$603	$590	$135
Cost of investments acquired:
Bonds	$-	$-	$(1,798)
Total Investments acquired	$-	$-	$(1,798)
Net cash provided by (used in) investing activities	$603	$590	$(1,663)

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(258)	$665	$(241)
Other cash (used) provided	(1,100)	1,558	465
Net cash (used in) provided by financing activities and miscellaneous	$(1,358)	$2,223	$224

Net (decrease) increase in cash and cash equivalents	$(74)	$3,318	$(1,333)
Cash and cash equivalents at beginning of year	5,451	2,133	3,466
Cash and cash equivalents at end of year	$5,377	$5,451	$2,133

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNLNY’s common stock are owned by Jefferson National Life Insurance Company (“JNL”), a Texas domiciled stock life insurance company. All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed only in New York. The Company markets one product, a flat insurance fee-based variable annuity called Monument Advisor to the New York market. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2024, and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2024 and 2023.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Investments

Bonds. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Changes in the fair value of bonds stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds for which market quotations or quotations on comparable securities or models are used. For these bonds, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Recently Adopted Accounting Standard

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. As of December 31, 2024 and 2023, the Company has an IMR liability included in other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus.

Subsequent Events

The Company evaluated subsequent events through April 22, 2025, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	Separate account non- guaranteed	% of Total

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$420,052	100%

Total with market value adjustment or at fair value	$420,052	100%
At book value without adjustment (minimal or no charge or adjustment)	-	0%

Total, gross	$420,052	100%
Less: Reinsurance ceded	-

Total, net	$420,052

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$312,341	100%

Total with market value adjustment or at fair value	$312,341	100%
At book value without adjustment (minimal or no charge or adjustment)	-	0%

Total, gross	$312,341	100%
Less: Reinsurance ceded	-

Total, net	$312,341

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$573	92%
Not subject to discretionary withdrawal	52	8%

Total, gross	$625	100%
Less: Reinsurance ceded	-

Total, net	$625

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$827	94%
Not subject to discretionary withdrawal	56	6%

Total, gross	$883	100%
Less: Reinsurance ceded	-

Total, net	$883

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2024	2023

Life, accident and health annual statement:
Deposit-type contracts	$625	$883

Subtotal	$625	$883

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	420,052	312,341

Subtotal	$420,052	$312,341

Total annuity actuarial reserves and deposit fund liabilities, net	$420,677	$313,224

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023

(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuity	$420,052	$-	$312,341	$-

Total	$420,052	$-	$312,341	$-

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonguaranteed separate accounts

December 31, 2024
Considerations or deposits	$90,933

Reserves
For accounts with assets at:
Fair value	$420,052

Total reserves	$420,052

By withdrawal characteristics:
At fair value	$420,052

Total reserves	$420,052

December 31, 2023
Considerations or deposits	$31,862

Reserves
For accounts with assets at:
Fair value	$312,341

Total reserves	$312,341

By withdrawal characteristics:
At fair value	$312,341

Total reserves	$312,341

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	2022

Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$90,933	$31,862	$40,687
Transfers from separate accounts	(23,221)	(14,530)	(16,309)

Net transfers to separate accounts	$67,712	$17,332	$24,378
Reconciling adjustments:
Fees not included in general account transfers	6	11	6
Exchange accounts offsetting in the general account	(50)	80	(77)

Net transfers as reported in the statutory statements of operations	$67,668	$17,423	$24,307

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

	$		$		$		$
(in thousands)	Carrying value		Fair value in excess of carrying value		Carrying value in excess of fair value		Fair value
December 31, 2024
Bonds:
U.S. Government		$2,699		$-		$116		$2,583
Loan-backed and structured securities		1,195		-		70		1,125
Total bonds		$3,894		$-		$186		$3,708

December 31, 2023
Bonds:
U.S. Government		$3,173		$5		$130		$3,048
Loan-backed and structured securities		1,295		9		46		1,258
Total bonds		$4,468		$14		$176		$4,306

The carrying value of bonds on deposit with the state of New York as required by law was immaterial as of December 31, 2024 and 2023.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	$		$
(in thousands)	Carrying value		Fair value
Bonds:
Due in one year or less		$-		$-
Due after one year through five years		2,699		2,583
Due after five years through ten years		-		-
Due after ten years		-		-
Total bonds excluding loan-backed and structured securities		$2,699		$2,583
Loan-backed and structured securities		1,195		1,125
Total bonds		$3,894		$3,708

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	$		$		$		$		$		$
	Less than or equal to one year				More than one year				Total
(in thousands)	Fair value		Unrealized losses		Fair value		Unrealized losses		Fair value		Unrealized losses
December 31, 2024
Bonds:
U.S. Government		$892		$11		$1,691		$105		$2,583		$116
Loan-backed and structured securities		805		16		320		54		1,125		70
Total bonds		$1,697		$27		$2,011		$159		$3,708		$186

December 31, 2023
Bonds:
U.S. Government		$-		$-		$2,163		$130		$2,163		$130
Loan-backed and structured securities		-		-		363		46		363		46
Total bonds		$-		$-		$2,526		$176		$2,526		$176

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2024 and 2023.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	$		$	$
			December 31,
(in thousands)	2024		2023	2022
Bonds		$138	$144		$88
Other		91	74		20
Gross investment income		$229	$218		$108
Investment expenses		-	-		-
Net investment income		$229	$218		$108

There was no investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023. Investment income due and accrued that was admitted as of December 31, 2024 and 2023 was immaterial.

Net Realized Capital Gains and Losses

The Company did not have any net realized capital gains or losses for the years ended December 31, 2024, 2023 and 2022.

For the years ended December 31, 2024, 2023 and 2022, there were no gross realized gains or losses on sales of bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

	$		$		$		$
(in thousands)	Level 1		Level 2		Level 3		Total
December 31, 2024
Assets
Separate account assets		$420,052		$-		$-		$420,052
Assets at fair value		$420,052		$-		$-		$420,052

December 31, 2023
Assets
Separate account assets		$312,341		$-		$-		$312,341
Assets at fair value		$312,341		$-		$-		$312,341

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	$		$		$		$		$
	Fair value								Carrying value
(in thousands)	Level 1		Level 2		Level 3		Total fair value
December 31, 2024
Assets
Bonds		$2,583		$1,125		$-		$3,708		$3,894
Cash and cash equivalents		5,377		-		-		5,377		5,377
Total assets		$7,960		$1,125		$-		$9,085		$9,271

December 31, 2023
Assets
Bonds		$3,048		$1,258		$-		$4,306		$4,468
Cash and cash equivalents		5,451		-		-		5,451		5,451
Total assets		$8,499		$1,258		$-		$9,757		$9,919

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	$	$	$
	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$884	$-	$884
Statutory valuation allowance adjustment	870	-	870
Adjusted gross deferred tax assets	$14	$-	$14
Less: Deferred tax assets nonadmitted	-	-	-
Net admitted deferred tax assets	$14	$-	$14
Less: Deferred tax liabilities	-	14	14
Net admitted deferred tax assets (liabilities)	$14	$(14)	$-

	December 31, 2023
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$756	$-	$756
Statutory valuation allowance adjustment	746	-	746
Adjusted gross deferred tax assets	$10	$-	$10
Less: Deferred tax assets nonadmitted	-	-	-
Net admitted deferred tax assets	$10	$-	$10
Less: Deferred tax liabilities	-	10	10
Net admitted deferred tax assets (liabilities)	$10	$(10)	$-

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	$		$		$
	December 31,
(in thousands)	2024		2023		Change
Adjusted gross deferred tax assets		$14		$10		$4
Total deferred tax liabilities		14		10		4
Net deferred tax assets		$-		$-		$-
Less: Tax effect of unrealized gains and losses						-
Change in deferred income tax						$-

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2024 and 2023. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2024 and 2023.

The Company did not leverage tax planning strategies for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	$		$		$
	December 31,
(in thousands)	2024		2023		Change
Deferred tax assets
Ordinary:
Deferred acquisition costs		$884		$756		$128
Subtotal		$884		$756		$128
Statutory valuation allowance adjustment		$870		$746		$124
Admitted ordinary deferred tax assets		$14		$10		$4
Admitted deferred tax assets		$14		$10		$4

Deferred tax liabilities
Capital:
Investments		$14		$10		$4
Subtotal		$14		$10		$4
Deferred tax liabilities		$14		$10		$4
Net deferred tax assets		$-		$-		$-

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a valuation allowance as of December 31, 2024 and 2023.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	$		$		$
	December 31,
(in thousands)	2024		2023		2022
Current income tax expense (benefit)		$52		$(265)		$98
Total income tax expense (benefit) reported		$52		$(265)		$98

Income before income and capital gains taxes		$504		$550		$188
Federal statutory tax rate		21%		21%		21%
Expected income tax expense at statutory tax rate		$106		$115		$39
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction		(101)		(207)		(48)
Tax credit		(75)		(68)		(87)
Change in valuation allowance		124		(103)		196
Other		(2)		(2)		(2)
Total income tax expense (benefit) reported		$52		$(265)		$98

The Company incurred an immaterial amount in federal income tax expense in 2023 which is available for recoupment in the event of future net losses.

As of December 31, 2024, there were no operating loss or tax credit carryforwards available.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an applicable corporation and has a CAMT liability, all members of the group will be treated as applicable corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. The $1.0 billion threshold is determined on a controlled-group basis, by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(8)	Transactions with Affiliates

The Company has entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2024, 2023 and 2022, the Company’s operating expenses allocated under this agreement was $1,043, $675 and $839, respectively.

Affiliate receivables and payables are the result of intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2024 and 2023 and are included in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $694 and $610 as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into a Distribution Agreement with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2024, 2023 and 2022 under this agreement were immaterial.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. As of December 31, 2024 and through the subsequent event date, no amounts were outstanding on the agreement.

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of New York domiciled life insurance company without prior approval of the Insurance Commissioner is limited to 1) earned surplus where the aggregate amount of such dividends in any calendar year does not exceed the greater of: (A) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (B) its net gain from operations for the immediately preceding calendar year, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year; provided, however, that, in no event may a dividend be distributed without approval of the superintendent, in the calendar year immediately following a calendar year for which its net gain from operations, not including realized capital gains, was negative; or (2) where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (A) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (B) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. An insurer shall not distribute a dividend pursuant to both provisions 1 and 2 above. The Company’s statutory surplus as of December 31, 2024 was $6,035 and the statutory net gain from operations before realized capital gains or losses for 2024 was $452. As of January 1, 2025, the Company had the ability to pay dividends of $386 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government and agencies	$2,700	$2,583	$2,700
All other corporate, mortgage-backed and asset-backed securities	1,194	1,124	1,194
Total bonds	$3,894	$3,707	$3,894
Cash and cash equivalents	5,377		5,377
Total invested assets	$9,271		$9,271

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2024
Valuation allowances - net deferred tax assets	$746	$124	$-	$-	$870

2023
Valuation allowances - net deferred tax assets	$849	$(103)	$-	$-	$746

2022
Valuation allowances - net deferred tax assets	$653	$196	$-	$-	$849

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.